                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4777
-------------------------------------------------------------------------------

                               MFS SERIES TRUST I
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) STRATEGIC GROWTH FUND                                            8/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    27
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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           38
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   39
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TRUSTEES AND OFFICERS                            40
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    45
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PROXY VOTING POLICIES AND INFORMATION            49
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QUARTERLY PORTFOLIO DISCLOSURE                   49
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FEDERAL TAX INFORMATION                          49
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CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.5%
              Cash & Other Net Assets                     1.5%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         3.8%
              ------------------------------------------------
              Wyeth                                       3.6%
              ------------------------------------------------
              Microsoft Corp.                             3.5%
              ------------------------------------------------
              Johnson & Johnson                           3.3%
              ------------------------------------------------
              Dell, Inc.                                  2.8%
              ------------------------------------------------
              Amgen, Inc.                                 2.6%
              ------------------------------------------------
              Oracle Corp.                                2.3%
              ------------------------------------------------
              Eli Lilly & Co.                             2.2%
              ------------------------------------------------
              EMC Corp.                                   2.2%
              ------------------------------------------------
              QUALCOMM, Inc.                              2.0%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 36.3%
              ------------------------------------------------
              Health Care                                23.1%
              ------------------------------------------------
              Retailing                                  12.2%
              ------------------------------------------------
              Leisure                                     8.8%
              ------------------------------------------------
              Financial Services                          5.1%
              ------------------------------------------------
              Special Products & Services                 4.0%
              ------------------------------------------------
              Consumer Staples                            3.9%
              ------------------------------------------------
              Industrial Goods & Services                 2.3%
              ------------------------------------------------
              Transportation                              1.5%
              ------------------------------------------------
              Autos & Housing                             1.0%
              ------------------------------------------------
              Basic Materials                             0.3%
              ------------------------------------------------

Percentages are based on net assets as of 8/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2005, Class A shares of the MFS Strategic Growth Fund provided a total return of 12.88%, at net asset value. In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 12.14%.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the health care and retailing sectors positively impacted the fund's relative performance. In heath care, biotech firm Amgen was a top relative contributor. Not holding the poor-performing Merck* (a constituent in the index) and our small position in Pfizer*, both of which significantly underperformed the benchmark, also aided relative performance. In retailing, sporting goods manufacturer Reebok and drugstore chain CVS also boosted results.

Our underweighted position and, to a lesser extent, stock selection in the basic materials sector enhanced the fund's relative performance. Our underweighted position in the consumer staples sector also assisted results. Both sectors underperformed relative to the overall index for the period. No individual stocks in these sectors were among the fund's top contributors for the period.

Stocks in other sectors that helped performance included telecom equipment company Corning, semiconductor company Marvell Technology (which is not held in the index), software company Veritas*, and Latin American wireless operator America Movil* (which is not an index constituent). Avoiding mortgage financier Fannie Mae, which underperformed the overall index, also had a positive impact on the results.

DETRACTORS FROM PERFORMANCE

Not holding any stocks in the energy sector, which outperformed the overall index, hurt relative results for the period. Within this sector, not owning oilfield services provider Halliburton was a top detractor from relative performance. Stock selection in the leisure sector dampened results, although no individual stocks in the leisure sector were among the fund's top detractors for the period.

Stock selection in the industrial goods and services sector detracted from performance. Our positioning in manufacturing conglomerate Tyco (which is not an index constituent) negatively impacted performance. Another stock that dampened results was the consulting firm Accenture (which is not an index constituent).

Although the health care and technology sectors were positive contributors overall, they contained some of our top individual detractors. In health care, holdings of biotech firm ImClone, and our avoidance of the strong-performing health insurer UnitedHealth Group, undermined results. In technology, underweighting chip giant Intel and overweighting networking devices supplier Cisco Systems hurt results. Not owning personal computer manufacturer Apple and telecom equipment maker Motorola, as both stocks outperformed the overall index during the period, also hindered performance.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the primary benchmark, holding cash hurt performance versus our benchmark, which has no cash position.

    Respectfully,

/s/ S. Irfan Ali

    S. Irfan Ali
    Portfolio Manager

Note: Effective July 1, 2005, Peggy Adams is no longer a portfolio manager of the fund.

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2005. Index information is from January 1, 1996.)

                          MFS Strategic
                          Growth Fund --     Russell 1000
                             Class A         Growth Index

              1/96          $ 9,425            $10,823
              8/97           18,435             15,084
              8/98           20,845             16,329
              8/99           32,183             24,221
              8/00           47,367             32,325
              8/01           27,032             17,674
              8/02           19,815             13,756
              8/03           23,403             15,692
              8/04           23,473             16,532
              8/05           26,496             18,540

TOTAL RETURNS THROUGH 8/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr         5-yr        Life*
------------------------------------------------------------------------------
        A                 1/02/96             12.88%       -10.97%      11.29%
------------------------------------------------------------------------------
        B                 4/11/97             12.10%       -11.55%      10.65%
------------------------------------------------------------------------------
        C                 4/11/97             12.14%       -11.54%      10.67%
------------------------------------------------------------------------------
        I                 1/02/97             13.26%       -10.66%      11.62%
------------------------------------------------------------------------------
        R**              12/31/02             12.67%       -11.05%      11.24%
------------------------------------------------------------------------------
       R1                 4/01/05             12.46%       -11.03%      11.25%
------------------------------------------------------------------------------
       R2                 4/01/05             12.59%       -11.01%      11.26%
------------------------------------------------------------------------------
       R3**              10/31/03             12.39%       -11.09%      11.21%
------------------------------------------------------------------------------
       R4                 4/01/05             12.82%       -10.98%      11.28%
------------------------------------------------------------------------------
       R5                 4/01/05             13.00%       -10.95%      11.30%
------------------------------------------------------------------------------
      529A                7/31/02             12.57%       -11.09%      11.21%
------------------------------------------------------------------------------
      529B                7/31/02             11.84%       -11.46%      10.97%
------------------------------------------------------------------------------
      529C                7/31/02             11.82%       -11.47%      10.97%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average large-cap growth fund+                13.74%        -9.20%       6.38%
------------------------------------------------------------------------------
Russell 1000 Growth Index#                    12.14%       -10.52%       6.59%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class                               1-yr         5-yr        Life*
------------------------------------------------------------------------------
        A                                      6.39%       -12.02%      10.61%
------------------------------------------------------------------------------
        B                                      8.10%       -11.86%      10.65%
------------------------------------------------------------------------------
        C                                     11.14%       -11.54%      10.67%
------------------------------------------------------------------------------
      529A                                     6.10%       -12.14%      10.53%
------------------------------------------------------------------------------
      529B                                     7.84%       -11.76%      10.97%
------------------------------------------------------------------------------
      529C                                    10.82%       -11.47%      10.97%
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

 * For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2005. Index information is from January 1, 1996.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares"
   and Class R2 shares have been renamed "Class R3 shares."
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
Share                      Expense   Account Value   Account Value     3/01/05-
Class                       Ratio      3/01/05         8/31/05         8/31/05
-------------------------------------------------------------------------------
           Actual            1.30%    $1,000.00       $1,027.40         $6.64
    A      --------------------------------------------------------------------
           Hypothetical*     1.30%    $1,000.00       $1,018.65         $6.61
-------------------------------------------------------------------------------
           Actual            1.93%    $1,000.00       $1,023.50         $9.84
    B     ---------------------------------------------------------------------
           Hypothetical*     1.93%    $1,000.00       $1,015.48         $9.80
-------------------------------------------------------------------------------
           Actual            1.93%    $1,000.00       $1,024.00         $9.85
    C      --------------------------------------------------------------------
           Hypothetical*     1.93%    $1,000.00       $1,015.48         $9.80
-------------------------------------------------------------------------------
           Actual            0.91%    $1,000.00       $1,028.90         $4.65
    I      --------------------------------------------------------------------
           Hypothetical*     0.91%    $1,000.00       $1,020.62         $4.63
-------------------------------------------------------------------------------
    R      Actual            1.44%    $1,000.00       $1,026.40         $7.35
(formerly  --------------------------------------------------------------------
   R1)     Hypothetical*     1.44%    $1,000.00       $1,017.95         $7.32
-------------------------------------------------------------------------------
           Actual            2.13%    $1,000.00       $1,023.60        $10.86
    R1     --------------------------------------------------------------------
           Hypothetical*     2.13%    $1,000.00       $1,014.47        $10.82
-------------------------------------------------------------------------------
           Actual            1.84%    $1,000.00       $1,024.80         $9.39
    R2     --------------------------------------------------------------------
           Hypothetical*     1.84%    $1,000.00       $1,015.93         $9.35
-------------------------------------------------------------------------------
    R3     Actual            1.69%    $1,000.00       $1,025.40         $8.63
(formerly  --------------------------------------------------------------------
   R2)     Hypothetical*     1.69%    $1,000.00       $1,016.69         $8.59
-------------------------------------------------------------------------------
           Actual            1.35%    $1,000.00       $1,026.80         $6.90
    R4     --------------------------------------------------------------------
           Hypothetical*     1.35%    $1,000.00       $1,018.40         $6.87
-------------------------------------------------------------------------------
           Actual            1.05%    $1,000.00       $1,028.50         $5.37
    R5     --------------------------------------------------------------------
           Hypothetical*     1.05%    $1,000.00       $1,019.91         $5.35
-------------------------------------------------------------------------------
           Actual            1.53%    $1,000.00       $1,025.90         $7.81
  529A     --------------------------------------------------------------------
           Hypothetical*     1.53%    $1,000.00       $1,017.49         $7.78
-------------------------------------------------------------------------------
           Actual            2.19%    $1,000.00       $1,022.50        $11.16
  529B     --------------------------------------------------------------------
           Hypothetical*     2.19%    $1,000.00       $1,014.17        $11.12
-------------------------------------------------------------------------------
           Actual            2.19%    $1,000.00       $1,023.00        $11.17
  529C     --------------------------------------------------------------------
           Hypothetical*     2.19%    $1,000.00       $1,014.17        $11.12
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

The Portfolio of Investments - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 98.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.3%
---------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                             391,810       $   22,058,901
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.4%
---------------------------------------------------------------------------------------------------
American Express Co.                                                   229,270       $   12,664,875
Citigroup, Inc.                                                        507,067           22,194,323
SLM Corp.^                                                             410,200           20,407,450
                                                                                     --------------
                                                                                     $   55,266,648
---------------------------------------------------------------------------------------------------
Biotechnology - 5.7%
---------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                           526,150       $   42,039,385
Genzyme Corp.^*                                                        196,480           13,983,482
Gilead Sciences, Inc.*                                                 563,460           24,228,780
ImClone Systems, Inc.^*                                                151,180            4,946,610
MedImmune, Inc.*                                                       253,420            7,584,861
                                                                                     --------------
                                                                                     $   92,783,118
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.3%
---------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                           506,930       $   15,299,147
Grupo Televisa S.A., ADR^                                              169,460           10,642,088
News Corp., "A"                                                      1,008,050           16,340,491
Univision Communications, Inc., "A"^*                                  322,820            8,683,858
Viacom, Inc., "B"^                                                     691,633           23,508,606
Walt Disney Co.                                                        442,380           11,143,552
                                                                                     --------------
                                                                                     $   85,617,742
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.8%
---------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.^                             18,000       $    4,996,800
Merrill Lynch & Co., Inc.^                                             138,040            7,890,366
                                                                                     --------------
                                                                                     $   12,887,166
---------------------------------------------------------------------------------------------------
Business Services - 4.0%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                  397,500       $    9,699,000
Amdocs Ltd.^*                                                          492,790           14,463,387
Cintas Corp.^                                                          406,170           16,754,513
Getty Images, Inc.^*                                                    88,030            7,534,488
Infosys Technologies Ltd., ADR                                         231,460           16,385,053
                                                                                     --------------
                                                                                     $   64,836,441
---------------------------------------------------------------------------------------------------
Chemicals - 0.3%
---------------------------------------------------------------------------------------------------
Monsanto Co.                                                            75,910       $    4,846,094
---------------------------------------------------------------------------------------------------
Computer Software - 9.5%
---------------------------------------------------------------------------------------------------
Adobe Systems, Inc.^                                                   313,800       $    8,485,152
Check Point Software Technologies Ltd.^*                               292,390            6,596,318
Macromedia, Inc.*                                                      133,200            4,921,740
Mercury Interactive Corp.^*                                            417,100           15,295,057
Microsoft Corp.                                                      2,082,260           57,053,924
Oracle Corp.*                                                        2,844,680           36,895,500
Symantec Corp.*                                                      1,239,369           26,001,962
                                                                                     --------------
                                                                                     $  155,249,653
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.7%
---------------------------------------------------------------------------------------------------
Dell, Inc.^*                                                         1,279,010       $   45,532,756
LG Philips LCD Co. Ltd., ADR^*                                         614,680           13,983,970
                                                                                     --------------
                                                                                     $   59,516,726
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.4%
---------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                    191,450       $    6,283,389
Gillette Co.                                                           173,040            9,321,665
Procter & Gamble Co.^                                                  429,950           23,853,626
                                                                                     --------------
                                                                                     $   39,458,680
---------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%
---------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                            106,330       $    7,064,565
General Electric Co.                                                   332,650           11,180,367
Tyco International Ltd.^                                               464,274           12,920,745
                                                                                     --------------
                                                                                     $   31,165,677
---------------------------------------------------------------------------------------------------
Electronics - 9.8%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                  580,280       $   21,151,206
AU Optronics Corp., ADR^                                               523,761            7,746,425
Intel Corp.                                                            758,900           19,518,908
KLA-Tencor Corp.                                                       292,900           14,867,604
Marvell Technology Group Ltd.^*                                        267,360           12,616,718
PMC-Sierra, Inc.^*                                                   1,243,410           10,544,117
Samsung Electronics Co. Ltd., GDR                                       99,420           26,072,895
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                     1,685,096           13,868,340
Texas Instruments, Inc.^                                               386,730           12,638,336
Xilinx, Inc.^                                                          746,030           20,955,983
                                                                                     --------------
                                                                                     $  159,980,532
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
---------------------------------------------------------------------------------------------------
CVS Corp.                                                              549,400       $   16,135,878
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.5%
---------------------------------------------------------------------------------------------------
PepsiCo, Inc.^                                                         436,210       $   23,926,119
---------------------------------------------------------------------------------------------------
Furniture & Appliances - 1.0%
---------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                  164,100       $   16,967,940
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.2%
---------------------------------------------------------------------------------------------------
Carnival Corp.                                                         260,150       $   12,835,801
Royal Caribbean Cruises Ltd.^                                          143,200            6,117,504
                                                                                     --------------
                                                                                     $   18,953,305
---------------------------------------------------------------------------------------------------
General Merchandise - 4.3%
---------------------------------------------------------------------------------------------------
Kohl's Corp.^*                                                         400,240       $   20,992,588
Target Corp.                                                           358,840           19,287,650
Wal-Mart Stores, Inc.^                                                 671,926           30,209,793
                                                                                     --------------
                                                                                     $   70,490,031
---------------------------------------------------------------------------------------------------
Insurance - 0.9%
---------------------------------------------------------------------------------------------------
American International Group, Inc.^                                    250,339       $   14,820,069
---------------------------------------------------------------------------------------------------
Internet - 2.1%
---------------------------------------------------------------------------------------------------
eBay, Inc.*                                                            300,920       $   12,184,251
Yahoo!, Inc.^*                                                         642,500           21,420,950
                                                                                     --------------
                                                                                     $   33,605,201
---------------------------------------------------------------------------------------------------
Leisure & Toys - 2.0%
---------------------------------------------------------------------------------------------------
Activision, Inc.^*                                                     219,106       $    4,897,019
Electronic Arts, Inc.^*                                                487,230           27,908,534
                                                                                     --------------
                                                                                     $   32,805,553
---------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
---------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                              75,470       $    6,360,612
---------------------------------------------------------------------------------------------------
Medical Equipment - 4.3%
---------------------------------------------------------------------------------------------------
Alcon, Inc.^                                                           116,200       $   13,717,410
DENTSPLY International, Inc.                                             5,200              275,444
Fisher Scientific International, Inc.^*                                134,780            8,690,614
Medtronic, Inc.^                                                       313,450           17,866,650
St. Jude Medical, Inc.^*                                               402,550           18,477,045
Waters Corp.*                                                          236,500           10,753,655
                                                                                     --------------
                                                                                     $   69,780,818
---------------------------------------------------------------------------------------------------
Network & Telecom - 8.3%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                 3,469,330       $   61,129,595
Comverse Technology, Inc.^*                                            408,950           10,542,731
Corning, Inc.^*                                                      1,597,110           31,878,316
QUALCOMM, Inc.^                                                        815,900           32,399,389
                                                                                     --------------
                                                                                     $  135,950,031
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.9%
---------------------------------------------------------------------------------------------------
EMC Corp.*                                                           2,738,070       $   35,211,580
Network Appliance, Inc.^*                                              512,380           12,163,901
                                                                                     --------------
                                                                                     $   47,375,481
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 13.1%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                    500,000       $   22,565,000
Allergan, Inc.^                                                         88,260            8,124,333
Eli Lilly & Co.                                                        640,290           35,228,756
Johnson & Johnson^                                                     837,240           53,072,644
Roche Holding AG                                                       135,480           18,770,408
Teva Pharmaceutical Industries Ltd., ADR^                              554,800           17,997,712
Wyeth                                                                1,262,698           57,818,941
                                                                                     --------------
                                                                                     $  213,577,794
---------------------------------------------------------------------------------------------------
Restaurants - 0.3%
---------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                              128,030       $    5,327,328
---------------------------------------------------------------------------------------------------
Specialty Stores - 5.6%
---------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.^*                                              184,660       $    7,487,963
Home Depot, Inc.^                                                      473,020           19,072,166
Lowe's Cos., Inc.^                                                     256,520           16,496,801
PETsMART, Inc.^                                                        646,000           16,647,420
Staples, Inc.                                                          791,720           17,386,171
TJX Cos., Inc.^                                                        640,970           13,402,683
                                                                                     --------------
                                                                                     $   90,493,204
---------------------------------------------------------------------------------------------------
Trucking - 1.5%
---------------------------------------------------------------------------------------------------
FedEx Corp.                                                            126,670       $   10,316,005
United Parcel Service, Inc., "B"^                                      198,070           14,041,182
                                                                                     --------------
                                                                                     $   24,357,187
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,573,413,856)                                       $1,604,593,929
---------------------------------------------------------------------------------------------------
Convertible Bonds - 0%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
Electronics - 0%
---------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8%, 2003##**                          $10,000,000                 $0
---------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $--)                                                   $0
---------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.6%
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.58%, due 9/01/05,
at Amortized Cost<                                                   $10,315,000        $10,315,000
---------------------------------------------------------------------------------------------------
Portfolio of Investments - continued
Collateral for Securities Loaned - 20.2%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                        328,217,468       $  328,217,468
---------------------------------------------------------------------------------------------------
Total Investments(S) (Identified Cost, $1,911,946,324)                               $1,943,126,397
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (19.3)%                                               (314,572,321)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,628,554,076
---------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ** Non income producing security - in default.
  < The rate shown represents an annualized yield at time of purchase.
  ^ All or a portion of this security is on loan.
 ## SEC Rule 144A restriction.
(S) As of August 31, 2005, the fund had one security representing $18,770,408 and 1.2%
    of net assets that was fair valued in accordance with the policies adopted by the
    Board of Trustees.

Abbreviations:
ADR = American Depository Receipt.
GDR = Global Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.
AT 8/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $320,649,787 of securities
on loan (identified cost, $1,911,946,324)                        $1,943,126,397
Cash                                                                  2,367,302
Receivable for investments sold                                      27,698,182
Receivable for fund shares sold                                       3,077,780
Interest and dividends receivable                                     2,046,729
Other assets                                                              7,791
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,978,324,181
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $17,540,757
Payable for fund shares reacquired                                    3,168,407
Collateral for securities loaned, at value                          328,217,468
Payable to affiliates
  Management fee                                                         28,798
  Shareholder servicing costs                                           387,427
  Distribution and service fees                                          17,848
  Administrative services fee                                               442
  Program manager fees                                                        6
  Retirement plan administration and services fees                           11
Accrued expenses and other liabilities                                  408,941
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $349,770,105
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,628,554,076
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $2,993,240,499
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          31,180,073
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                    (1,394,420,018)
Accumulated net investment loss                                      (1,446,478)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,628,554,076
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    87,228,455
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $518,617,585
  Shares outstanding                                                 27,651,713
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $18.76
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$18.76)                                                    $19.90
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $381,085,410
  Shares outstanding                                                 21,309,787
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $17.88
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $89,289,704
  Shares outstanding                                                  4,983,695
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $17.92
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $633,593,461
  Shares outstanding                                                 32,961,579
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $19.22
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,783,537
  Shares outstanding                                                    202,493
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.68
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $203,825
  Shares outstanding                                                     11,406
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.87
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $133,155
  Shares outstanding                                                      7,443
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.89
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $821,829
  Shares outstanding                                                     44,188
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.60
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $52,148
  Shares outstanding                                                      2,781
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.75
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $52,213
  Shares outstanding                                                      2,780
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.78
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued


Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $480,789
  Shares outstanding                                                     25,806
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $18.63
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$18.63)                                                    $19.77
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $150,515
  Shares outstanding                                                      8,475
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $17.76
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $289,905
  Shares outstanding                                                     16,309
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $17.78
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.


YEAR ENDED 8/31/05

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $19,650,840
  Interest                                                               994,892
  Foreign taxes withheld                                                (150,679)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $20,495,053
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $11,913,409
  Distribution and service fees                                        7,054,959
  Program manager fees                                                     2,219
  Shareholder servicing costs                                          2,942,183
  Administrative services fee                                            159,647
  Retirement plan administration and services fees                         1,954
  Trustees' compensation                                                  69,027
  Custodian fee                                                          386,954
  Printing                                                               197,778
  Postage                                                                 80,900
  Auditing fees                                                           50,710
  Legal fees                                                             101,623
  Shareholder solicitation expenses                                      154,064
  Miscellaneous                                                           14,237
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $23,129,664
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (119,476)
  Reduction of expenses by investment adviser                         (1,591,897)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $21,418,291
------------------------------------------------------------------------------------------------------
Net investment loss                                                                          $(923,238)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $62,237,807
  Foreign currency transactions                                                                 13,938
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $62,251,745
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $125,828,953
  Translation of assets and liabilities in foreign currencies             (2,267)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $125,826,686
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $188,078,431
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $187,155,193
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                              2005                       2004
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                                $(923,238)              $(10,384,701)
Net realized gain (loss) on investments and foreign
currency transactions                                             62,251,745                103,987,570
Net unrealized gain (loss) on investments and foreign
currency translation                                             125,826,686                (92,871,441)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $187,155,193                   $731,428
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(77,169,494)               $28,208,131
-------------------------------------------------------------------------------------------------------
Redemption fees                                                         $755                     $2,033
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $109,986,454                $28,941,592
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,518,567,622             $1,489,626,030
At end of period (including accumulated net investment
loss of $1,446,478 and $2,056,149, respectively)              $1,628,554,076             $1,518,567,622
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                            YEARS ENDED 8/31
                                           ----------------------------------------------------------------------------------
                                                 2005=            2004=              2003              2002              2001
Net asset value, beginning of period            $16.62           $16.57            $14.03            $19.22            $39.19
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                   $0.01           $(0.08)           $(0.07)           $(0.13)           $(0.17)
  Net realized and unrealized gain (loss)
  on investments and foreign currency             2.13             0.13              2.61             (4.97)           (15.53)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $2.14            $0.05             $2.54            $(5.10)          $(15.70)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                 --               --                --             (0.09)            (4.27)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $18.76           $16.62            $16.57            $14.03            $19.22
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                             12.88***          0.30+***         18.10^^^        (26.70)           (42.93)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##              1.38             1.37              1.41              1.45              1.37
Expenses after expense reductions##               1.28             1.32              1.41              1.45              1.37
Net investment income (loss)                      0.05            (0.46)            (0.46)            (0.74)            (0.67)
Portfolio turnover                                  69               80                72               116               104
Net assets at end of period
(000 Omitted)                                 $518,618         $563,761          $673,767          $731,283          $984,529
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B

                                                                         YEARS ENDED 8/31
                                        ----------------------------------------------------------------------------------
                                              2005=            2004=              2003              2002              2001

Net asset value, beginning of period         $15.95           $16.00            $13.65            $18.80            $38.45
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                        $(0.10)          $(0.19)           $(0.16)           $(0.24)           $(0.33)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     2.03             0.14              2.51             (4.82)           (15.23)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.93           $(0.05)            $2.35            $(5.06)          $(15.56)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments
  and foreign currency transactions              --               --                --             (0.09)            (4.09)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $17.88           $15.95            $16.00            $13.65            $18.80
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                          12.10***         (0.31)+***        17.22^^^         (27.08)           (43.32)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##           2.02             2.02              2.06              2.10              2.02
Expenses after expense reductions##            1.92             1.97              2.06              2.10              2.02
Net investment loss                           (0.60)           (1.10)            (1.12)            (1.39)            (1.32)
Portfolio turnover                               69               80                72               116               104
Net assets at end of period
(000 Omitted)                              $381,085         $427,364          $505,090          $490,326          $820,848
--------------------------------------------------------------------------------------------------------------------------

CLASS C

                                                                         YEARS ENDED 8/31
                                         ---------------------------------------------------------------------------------
                                              2005=            2004=               2003              2002             2001
Net asset value, beginning of period         $15.98           $16.03             $13.67            $18.84           $38.54
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                        $(0.10)          $(0.19)            $(0.16)           $(0.24)          $(0.34)

  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     2.04             0.14               2.52             (4.84)          (15.25)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.94           $(0.05)             $2.36            $(5.08)         $(15.59)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions              --               --                 --             (0.09)           (4.11)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $17.92           $15.98             $16.03            $13.67           $18.84
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                          12.14***         (0.31)+***         17.26^^^        (27.13)          (43.29)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##           2.02             2.02               2.06              2.10             2.02
Expenses after expense reductions##            1.92             1.97               2.06              2.10             2.02
Net investment loss                           (0.58)           (1.10)             (1.12)            (1.39)           (1.32)
Portfolio turnover                               69               80                 72               116              104
Net assets at end of period
(000 Omitted)                               $89,290         $114,023           $141,307          $148,930         $270,903
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                         YEARS ENDED 8/31
                                         ---------------------------------------------------------------------------------
                                               2005=            2004=                2003             2002            2001

Net asset value, beginning of period          $16.97           $16.86              $14.24           $19.41          $39.53
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                 $0.07           $(0.01)             $(0.01)          $(0.07)         $(0.08)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      2.18             0.12                2.63            (5.01)         (15.68)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $2.25            $0.11               $2.62           $(5.08)        $(15.76)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions               --               --                  --            (0.09)          (4.36)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $19.22           $16.97              $16.86           $14.24          $19.41
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                              13.26***          0.65+***           18.40^^^       (26.37)         (42.73)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            1.01             1.01                1.06             1.10            1.02
Expenses after expense reductions##             0.91             0.96                1.06             1.10            1.02
Net investment income (loss)                    0.35            (0.06)              (0.10)           (0.39)          (0.32)
Portfolio turnover                                69               80                  72              116             104
Net assets at end of period
(000 Omitted)                               $633,593         $405,006            $163,758          $26,193         $28,455
--------------------------------------------------------------------------------------------------------------------------

CLASS R (FORMERLY CLASS R1)

                                                                                 YEARS ENDED 8/31
                                                               ----------------------------------------------------
                                                                     2005=               2004=               2003**
Net asset value, beginning of period                                $16.58              $16.55               $13.92###
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                               $(0.03)             $(0.09)              $(0.06)

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                2.13                0.12                 2.69
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $2.10               $0.03                $2.63
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $18.68              $16.58               $16.55
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                    12.67***             0.18+***            18.89###++^^^
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                  1.53                1.49                 1.60+
Expenses after expense reductions##                                   1.43                1.44                 1.60+
Net investment loss                                                  (0.16)              (0.52)               (0.60)+
Portfolio turnover                                                      69                  80                   72
Net assets at end of period (000 Omitted)                           $3,784              $1,982                 $221
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                       CLASS R1                 CLASS R2
                                                                      YEAR ENDED               YEAR ENDED
                                                                       8/31/05**                8/31/05**
Net asset value, beginning of period                                     $17.19                  $17.19
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.08)                 $(0.05)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.76                    0.75
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.68                   $0.70
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $17.87                  $17.89
-------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       3.96++                  4.07++
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.23+                   1.95+
Expenses after expense reductions##                                        2.13+                   1.85+
Net investment loss                                                       (1.06)+                 (0.80)+
Portfolio turnover                                                           69                      69
Net assets at end of period (000 Omitted)                                  $204                    $133
-------------------------------------------------------------------------------------------------------------------

CLASS R3 (FORMERLY CLASS R2)
                                                                                YEARS ENDED 8/31
                                                         -----------------------------------------------------------
                                                                  2005=                                      2004=**
Net asset value, beginning of period                         $16.55                       $16.99###
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------
  Net investment loss                                        $(0.10)                      $(0.10)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                             2.15                        (0.34)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                              $2.05                       $(0.44)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $18.60                       $16.55
--------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                          12.39                        (2.59)###+++
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                           1.78                         1.71+
Expenses after expense reductions##                            1.68                         1.66+
Net investment loss                                           (0.53)                       (0.74)+
Portfolio turnover                                               69                           80
Net assets at end of period (000 Omitted)                      $822                         $309
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                        CLASS R4               CLASS R5
                                                                       YEAR ENDED             YEAR ENDED
                                                                       8/31/05**               8/31/05**
Net asset value, beginning of period                                     $17.98                  $17.98
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.03)                 $(0.01)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.80                    0.81
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.77                   $0.80
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $18.75                  $18.78
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       4.28++                  4.45++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.45+                   1.15+
Expenses after expense reductions##                                        1.35+                   1.05+
Net investment loss                                                       (0.37)+                 (0.07)+
Portfolio turnover                                                           69                      69
Net assets at end of period (000 Omitted)                                   $52                     $52
----------------------------------------------------------------------------------------------------------------------------

CLASS 529A
                                                                              YEARS ENDED 8/31
                                                       --------------------------------------------------------------------
                                                          2005=              2004=                 2003            2002**
Net asset value, beginning of period                     $16.55             $16.52               $14.03            $13.89###
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                    $(0.04)            $(0.12)              $(0.10)           $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.12               0.15                 2.59              0.15
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $2.08              $0.03                $2.49             $0.14
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $18.63             $16.55               $16.52            $14.03
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                      12.57***            0.18+***            17.75^^^          1.01###++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                       1.62               1.61                 1.67              1.70+
Expenses after expense reductions##                        1.52               1.56                 1.67              1.70+
Net investment loss                                       (0.25)             (0.68)               (0.69)            (0.74)+
Portfolio turnover                                           69                 80                   72               116
Net assets at end of period (000 Omitted)                  $481               $394                 $225                $5
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B

                                                                              YEARS ENDED 8/31
                                                    ---------------------------------------------------------------------
                                                          2005=              2004=                 2003            2002**
Net asset value, beginning of period                     $15.88             $15.97               $13.65            $13.52###
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                    $(0.15)            $(0.22)              $(0.19)           $(0.02)

  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.03               0.13                 2.51              0.15
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $1.88             $(0.09)               $2.32             $0.13
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $17.76             $15.88               $15.97            $13.65
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                      11.84***           (0.56)+***           17.00^^^          0.96###++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                       2.27               2.25                 2.33              2.35+
Expenses after expense reductions##                        2.17               2.20                 2.33              2.35+
Net investment loss                                       (0.88)             (1.31)               (1.37)            (1.39)+
Portfolio turnover                                           69                 80                   72               116
Net assets at end of period (000 Omitted)                  $151               $143                  $79                $5
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C

                                                                             YEARS ENDED 8/31
                                                        --------------------------------------------------------------
                                                           2005=             2004=               2003           2002**
Net asset value, beginning of period                      $15.90            $15.99             $13.67           $13.54###
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                     $(0.16)           $(0.22)            $(0.19)          $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          2.04              0.13               2.51             0.15
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $1.88            $(0.09)             $2.32            $0.13
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $17.78            $15.90             $15.99           $13.67
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                       11.82***          (0.56)+***         16.97^^^         0.96###++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        2.27              2.25               2.30             2.35+
Expenses after expense reductions##                         2.17              2.20               2.30             2.35+
Net investment loss                                        (0.91)            (1.29)             (1.35)           (1.38)+
Portfolio turnover                                            69                80                 72              116
Net assets at end of period (000 Omitted)                   $290              $221                $58               $5
-------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $13.94 and 18.72% (Class R), $17.01 and (2.70)% (Class
    R3), $13.88 and 1.08% (Class 529A), $13.51 and 1.04% (Class 529B), and $13.53 and 1.03% (Class 529C), respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.
  + The fund's net asset value and total return calculation included a non-recurring accural recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non- recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
^^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share for, Class A, Class B, Class C, Class I, Class R, Class 529A, Class 529B, and Class 529C, total returns for the year ended August 31, 2003 would have been lower by approximately 0.08%, 0.09%, 0.08%, 0.09%, 0.08%,
    0.09%, 0.09%, and 0.09%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Strategic Growth Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended August 31, 2005, the fund's custodian fees were reduced by $58,461 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended August 31, 2005, the fund's miscellaneous expenses were reduced by $61,015 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, defaulted bonds and net operating losses. The fund paid no distributions for the years ended August 31, 2005 and August 31, 2004.

During the year ended August 31, 2005, accumulated net investment loss decreased by $1,532,909, accumulated net realized loss on investments and foreign currency transactions increased by $283,287,106, and paid-in capital increased by $281,754,197 due to differences between book and tax accounting for foreign currency transactions, net operating losses, defaulted bonds, capital loss carryforward and wash sales loss deferrals assumed as a result of the acquisition. This change had no impact on net assets or net asset value per share.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward               $(1,380,142,592)
          Unrealized appreciation (depreciation)       16,902,647
          Other temporary differences                  (1,446,478)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          August 31, 2009                           $(186,542,212)
          August 31, 2010                            (863,824,612)
          August 31, 2011                            (299,742,793)
          August 31, 2012                             (30,032,975)
          --------------------------------------------------------
          Total                                   $(1,380,142,592)

The availability of a portion of the capital loss carryforwards, which were acquired on June 10, 2005 in connection with the MFS Managed Sectors Fund merger, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class J shares closed on April 15, 2005.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009.
For the year ended August 31, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $62,642 and $394 for the year ended
August 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively. The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                      TOTAL     ANNUAL SERVICE FEE  DISTRIBUTION
         DISTRIBUTION   SERVICE DISTRIBUTION EFFECTIVE    RETAINED   AND SERVICE
             FEE RATE  FEE RATE      PLAN(1)   RATE(2)   BY MFD(3)           FEE

Class A         0.10%     0.25%        0.35%     0.35%     $49,222    $1,891,651
Class B         0.75%     0.25%        1.00%     1.00%       7,484     4,079,181
Class C         0.75%     0.25%        1.00%     1.00%       3,780     1,026,828
Class J         0.75%     0.25%        1.00%     1.00%          --        32,171
Class R         0.25%     0.25%        0.50%     0.50%          15        15,482
Class R1        0.50%     0.25%        0.75%     0.75%          93           321
Class R2        0.25%     0.25%        0.50%     0.50%          62           128
Class R3        0.25%     0.25%        0.50%     0.50%          24         3,210
Class R4           --     0.25%        0.25%     0.25%          31            54
Class 529A      0.25%     0.25%        0.50%     0.35%         473         1,584
Class 529B      0.75%     0.25%        1.00%     1.00%          15         1,634
Class 529C      0.75%     0.25%        1.00%     1.00%          58         2,715
--------------------------------------------------------------------------------
Total Distribution and Service Fees                                   $7,054,959

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2005 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the year ended August 31, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended
August 31, 2005 were as follows:

                                                           AMOUNT
          Class A                                         $26,554
          Class B                                         845,907
          Class C                                           9,372
          Class 529B                                          133
          Class 529C                                           --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended August 31, 2005, were as follows:

                                                           AMOUNT

          Class 529A                                       $1,131
          Class 529B                                         $409
          Class 529C                                         $679
          -------------------------------------------------------
          Total Program Manager Fees                       $2,219

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $1,639,657, which equated to 0.1034% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2005, these costs amounted to $782,049.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0101% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended August 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                        AMOUNT
                                              FEE          TOTAL      RETAINED
                                             RATE         AMOUNT        BY MFS

Class R1                                    0.45%           $193          $148
Class R2                                    0.40%            103            76
Class R3 (formerly Class R2)                0.25%          1,605           890
Class R4                                    0.15%             32            11
Class R5                                    0.10%             21            19
------------------------------------------------------------------------------
Total Retirement Plan Administration
   and Services Fees                                      $1,954        $1,144

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $30,269. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $3,101. Both amounts are included in Trustees compensation for the year ended August 31, 2005.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $4,045 of Deferred Trustees' Compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,684, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $827,507 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,070,768,805 and $1,311,255,276, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                           $1,926,223,750
          -------------------------------------------------------
          Gross unrealized appreciation              $107,865,933
          Gross unrealized depreciation               (90,963,286)
          -------------------------------------------------------
          Net unrealized appreciation                 $16,902,647

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 8/31/05                Year ended 8/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT

CLASS A SHARES
Shares sold                                  4,757,164       $85,935,893       9,135,629      $159,921,433
Shares issued in connection with
acquisition of MFS Managed Sectors Fund      7,801,545       143,704,457              --                --
Shares reacquired                          (18,826,189)     (339,752,339)    (15,888,205)     (278,004,488)
-----------------------------------------------------------------------------------------------------------
Net change                                  (6,267,480)    $(110,111,989)     (6,752,576)    $(118,083,055)

CLASS B SHARES
Shares sold                                  1,575,957       $27,392,859       2,724,980       $45,750,851
Shares issued in connection with
acquisition of MFS Managed Sectors Fund      1,752,230        30,821,723              --                --
Shares reacquired                           (8,809,726)     (152,957,259)     (7,496,759)     (125,557,730)
-----------------------------------------------------------------------------------------------------------
Net change                                  (5,481,539)     $(94,742,677)     (4,771,779)     $(79,806,879)

CLASS C SHARES
Shares sold                                    333,948        $5,798,886         924,461       $15,527,263
Shares issued in connection with
acquisition of MFS Managed Sectors Fund         51,143           901,145              --                --
Shares reacquired                           (2,536,107)      (43,995,123)     (2,603,489)      (43,764,517)
-----------------------------------------------------------------------------------------------------------
Net change                                  (2,151,016)     $(37,295,092)     (1,679,028)     $(28,237,254)

CLASS I SHARES
Shares sold                                  9,423,324      $174,295,462      14,464,089      $257,055,055
Shares issued in connection with
acquisition of MFS Managed Sectors Fund        112,114         2,114,473              --                --
Shares reacquired                             (435,238)       (8,147,845)       (315,485)       (5,591,834)
-----------------------------------------------------------------------------------------------------------
Net change                                   9,100,200      $168,262,090      14,148,604      $251,463,221

                                               Year ended 8/31/05*                Year ended 8/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS J SHARES
Shares sold                                     22,747          $391,281         134,418        $2,218,836
Shares reacquired                             (360,973)       (6,137,743)       (118,008)       (2,007,446)
-----------------------------------------------------------------------------------------------------------
Net change                                    (338,226)      $(5,746,462)         16,410          $211,390

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                    181,581        $3,303,225         122,633        $2,203,904
Shares reacquired                              (98,637)       (1,804,140)        (16,451)         (285,108)
-----------------------------------------------------------------------------------------------------------
Net change                                      82,944        $1,499,085         106,182        $1,918,796

                                              Period ended 8/31/05**
                                             SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                     11,518          $205,511
Shares reacquired                                 (112)           (2,057)
-------------------------------------------------------------------------
Net change                                      11,406          $203,454

CLASS R2 SHARES
Shares sold                                      8,385          $149,704
Shares reacquired                                 (942)          (17,054)
-------------------------------------------------------------------------
Net change                                       7,443          $132,650

                                                Year ended 8/31/05                Year ended 8/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                     44,189          $809,232          18,703          $327,908
Shares reacquired                              (18,704)         (347,920)             --                --
-----------------------------------------------------------------------------------------------------------
Net change                                      25,485          $461,312          18,703          $327,908

                                              Period ended 8/31/05**
                                             SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                      2,781           $50,000
-------------------------------------------------------------------------

CLASS R5 SHARES
Shares sold                                      2,780           $50,000
-------------------------------------------------------------------------

                                                Year ended 8/31/05                Year ended 8/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES
Shares sold                                      4,173           $75,144          11,639          $202,658
Shares reacquired                               (2,182)          (38,496)         (1,468)          (25,484)
-----------------------------------------------------------------------------------------------------------
Net change                                       1,991           $36,648          10,171          $177,174

CLASS 529B SHARES
Shares sold                                      1,599           $27,649           4,118           $68,611
Shares reacquired                               (2,154)          (37,584)            (38)             (635)
-----------------------------------------------------------------------------------------------------------
Net change                                        (555)          $(9,935)          4,080           $67,976
CLASS 529C SHARES
Shares sold                                      5,138           $89,910          10,500          $173,280
Shares reacquired                               (2,714)          (48,488)           (263)           (4,426)
-----------------------------------------------------------------------------------------------------------
Net change                                       2,424           $41,422          10,237          $168,854

 * Class J shares closed on April 15, 2005.
** For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005 through August 31, 2005.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation, MFS Conservative Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 10%, 10%, 2% and 16% respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005 was $9,921 and is included in miscellaneous expense. The fund had no significant borrowings during the year ended August 31, 2005.

(7) ACQUISITIONS

At close of business on June 10, 2005, the fund acquired all of the assets and liabilities of MFS Managed Sectors Fund. The acquisition was accomplished by a tax-free exchange of 9,717,032 shares of the fund (valued at $177,541,798) for all of the assets and liabilities of MFS Managed Sectors Fund. MFS Managed Sectors Fund then converted all of its outstanding shares for the shares of the fund and distributed those shares to its shareholders. MFS Managed Sectors Fund's net assets on that date were $177,541,798, including $23,232,000 of unrealized appreciation, $538,133 of accumulated net investment loss, and $282,661,889 of accumulated net realized loss on investments and foreign currency transactions. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $1,626,560,058.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust I and Shareholders of
MFS Strategic Growth Fund:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Growth Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Strategic Growth Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                            /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 11, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of MFS Series Trust I, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                  ---------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $8,025,286,508.56         $117,939,292.78
-------------------------------------------------------------------------------
David H. Gunning                     8,030,402,677.64          112,823,123.70
-------------------------------------------------------------------------------
William R. Gutow                     8,027,523,726.27          115,702,075.07
-------------------------------------------------------------------------------
Michael Hegarty                      8,021,162,525.49          122,063,275.85
-------------------------------------------------------------------------------
J. Atwood Ives                       8,024,062,680.07          119,163,121.27
-------------------------------------------------------------------------------
Amy B. Lane                          8,019,792,882.59          123,432,918.75
-------------------------------------------------------------------------------
Robert J. Manning                    8,030,980,361.78          112,245,439.56
-------------------------------------------------------------------------------
Lawrence T. Perera                   8,025,935,401.12          117,290,400.22
-------------------------------------------------------------------------------
Robert C. Pozen                      8,031,655,470.25          111,570,331.09
-------------------------------------------------------------------------------
J. Dale Sherratt                     8,027,226,595.42          115,999,205.92
-------------------------------------------------------------------------------
Laurie J. Thomsen                    8,019,388,506.87          123,837,294.47
-------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                    CUSTODIAN
Massachusetts Financial Services Company              State Street Bank and Trust Company
500 Boylston Street, Boston, MA                       225 Franklin Street, Boston, MA 02110
02116-3741
                                                      INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                           ACCOUNTING FIRM
MFS Fund Distributors, Inc.                           Ernst & Young LLP
500 Boylston Street, Boston, MA                       200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
S. Irfan Ali

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 61st percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 56th percentile for the one-year period and the 58th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            AGF-ANN-10/05 158M

MFS(R) CORE EQUITY FUND                                                 8/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             17
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    27
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           36
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   37
---------------------------------------------------
TRUSTEES AND OFFICERS                            38
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    43
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            47
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   47
---------------------------------------------------
FEDERAL TAX INFORMATION                          47
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.6%
              Cash & Other Net Assets                     1.4%

              TOP TEN HOLDINGS

              General Electric Co.                        3.2%
              ------------------------------------------------
              Bank of America Corp.                       2.8%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.7%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.5%
              ------------------------------------------------
              Wyeth                                       2.3%
              ------------------------------------------------
              Altria Group, Inc.                          2.3%
              ------------------------------------------------
              PepsiCo, Inc.                               1.9%
              ------------------------------------------------
              Dell, Inc.                                  1.8%
              ------------------------------------------------
              SLM Corp.                                   1.7%
              ------------------------------------------------
              Sprint Nextel Corp.                         1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.1%
              ------------------------------------------------
              Technology                                 13.9%
              ------------------------------------------------
              Health Care                                13.8%
              ------------------------------------------------
              Energy                                      9.4%
              ------------------------------------------------
              Consumer Staples                            7.5%
              ------------------------------------------------
              Industrial Goods & Services                 7.2%
              ------------------------------------------------
              Utilities & Communications                  7.1%
              ------------------------------------------------
              Retailing                                   6.0%
              ------------------------------------------------
              Leisure                                     5.5%
              ------------------------------------------------
              Basic Materials                             4.3%
              ------------------------------------------------
              Special Products & Services                 2.1%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------
              Autos & Housing                             1.1%
              ------------------------------------------------

Percentages are based on net assets as of 8/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2005, Class A shares of the MFS Core Equity Fund had a total return of 16.48%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index, returned 12.55%.

CONTRIBUTORS TO PERFORMANCE

Overall favorable stock selection was the primary contributor to relative performance over the reporting period. At the sector level, security selection in the health care, basic materials, and utilities and communications sectors contributed to the fund's strong relative performance.

Within health care, our avoidance of benchmark constituents Pfizer and Merck aided performance, as both stocks declined significantly over the period. In the basic materials sector, several portfolio holdings appreciated considerably including agrichemical products manufacturer Monsanto and iron ore miner Companhia Vale do Rio Doce. Although security selection in the utilities and communications sector was also an area of relative strength, no individual names were among the fund's top relative performers.

Other stocks that made a significant positive impact on relative results included business software firm MicroStrategy, computer and electronics company Apple, investment management firm Legg Mason, integrated energy company TOTAL, and retail giant Wal-Mart.

DETRACTORS FROM PERFORMANCE

Although several technology holdings were among the fund's top relative contributors, security selection in this sector overall was an area of relative weakness. Within the technology sector, our holdings of business to business and e-commerce software vendor Ariba, printer manufacturer Lexmark*, electronics manufacturing company Solectron, and Internet software firm SupportSoft* were among the fund's top detractors. Not fully participating in the strong performance of computer company Hewlett-Packard* was a drag on relative performance. Additionally, not owning benchmark constituent Texas Instruments hurt results as the stock had strong gains for the period.

Although no individual stocks in the leisure sector were among the fund's top detractors, security selection in this sector hurt relative performance. In other sectors, our holdings in mortgage finance company Freddie Mac* and retailer Family Dollar Stores, and not owning strong-performing benchmark constituent UnitedHealth Group detracted from relative results.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the fund's benchmark, which has no cash position.

Respectfully,

Katrina Mead
Portfolio Manager

* Security was not held in the portfolio at period-end.

The fund is managed by a team of MFS(R) equity research analysts, under the general supervision of Ms. Mead.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2005. Index information is from January 1, 1996.)

                      MFS Core Equity       Standard & Poor's
                      Fund -- Class A        500 Stock Index

            1/96        $ 9,425                 $10,000
            8/96         10,490                  10,745
            8/97         14,290                  15,110
            8/98         15,194                  16,334
            8/99         19,546                  22,837
            8/00         22,235                  26,564
            8/01         17,899                  20,089
            8/02         15,036                  16,475
            8/03         16,790                  18,462
            8/04         18,449                  20,575
            8/05         21,490                  23,158

TOTAL RATES OF RETURN THROUGH 8/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

                 Class inception
  Share class           date                      1-yr       5-yr      Life*
------------------------------------------------------------------------------
       A               1/02/96                     16.48%     -0.68%     8.90%
------------------------------------------------------------------------------
       B               1/02/97                     15.77%     -1.32%     8.20%
------------------------------------------------------------------------------
       C               1/02/97                     15.76%     -1.32%     8.18%
------------------------------------------------------------------------------
       I               1/02/97                     16.90%     -0.33%     9.24%
------------------------------------------------------------------------------
       R**            12/31/02                     16.26%     -0.77%     8.85%
------------------------------------------------------------------------------
      R1               4/01/05                     16.07%     -0.75%     8.86%
------------------------------------------------------------------------------
      R2               4/01/05                     16.20%     -0.73%     8.88%
------------------------------------------------------------------------------
      R3**            10/31/03                     16.02%     -0.81%     8.83%
------------------------------------------------------------------------------
      R4               4/01/05                     16.48%     -0.68%     8.90%
------------------------------------------------------------------------------
      R5               4/01/05                     16.61%     -0.66%     8.92%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average multi-cap core fund+                       16.06%     -0.85%     8.96%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#                 12.55%     -2.71%     9.08%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                            9.78%     -1.85%     8.24%
------------------------------------------------------------------------------
       B                                           11.77%     -1.71%     8.20%
------------------------------------------------------------------------------
       C                                           14.76%     -1.32%     8.18%
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

 * For the period from the commencement of the fund's investment operations, January 2, 1996, through
   August 31, 2005. Index information is from January 1, 1996.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares"
   and Class R2 shares have been renamed "Class R3 shares."
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Standard & Poor's 500 Stock Index (the S&P 500) - is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     3/01/05-
Share Class                 Ratio       3/01/05         8/31/05        8/31/05
--------------------------------------------------------------------------------
           Actual           1.39%      $1,000.00       $1,029.40         $7.11
    A      ---------------------------------------------------------------------
           Hypothetical*    1.39%      $1,000.00       $1,018.20         $7.07
--------------------------------------------------------------------------------
           Actual           2.03%      $1,000.00       $1,026.50        $10.37
    B     ----------------------------------------------------------------------
           Hypothetical*    2.03%      $1,000.00       $1,014.97        $10.31
--------------------------------------------------------------------------------
           Actual           2.03%      $1,000.00       $1,026.60        $10.37
    C      ---------------------------------------------------------------------
           Hypothetical*    2.03%      $1,000.00       $1,014.97        $10.31
--------------------------------------------------------------------------------
           Actual           1.08%      $1,000.00       $1,031.50         $5.53
    I      ---------------------------------------------------------------------
           Hypothetical*    1.08%      $1,000.00       $1,019.76         $5.50
--------------------------------------------------------------------------------
    R      Actual           1.54%      $1,000.00       $1,028.90         $7.88
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    1.54%      $1,000.00       $1,017.44         $7.83
--------------------------------------------------------------------------------
           Actual           2.24%      $1,000.00       $1,025.70        $11.44
    R1     ---------------------------------------------------------------------
           Hypothetical*    2.24%      $1,000.00       $1,013.91        $11.37
--------------------------------------------------------------------------------
           Actual           1.94%      $1,000.00       $1,026.90         $9.91
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.94%      $1,000.00       $1,015.43         $9.86
--------------------------------------------------------------------------------
    R3     Actual           1.79%      $1,000.00       $1,027.80         $9.15
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    1.79%      $1,000.00       $1,016.18         $9.10
--------------------------------------------------------------------------------
           Actual           1.44%      $1,000.00       $1,029.40         $7.37
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.44%      $1,000.00       $1,017.95         $7.32
--------------------------------------------------------------------------------
           Actual           1.14%      $1,000.00       $1,030.50         $5.83
    R5     ---------------------------------------------------------------------
           Hypothetical*    1.14%      $1,000.00       $1,019.46         $5.80
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 98.6%
---------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES              $ VALUE
---------------------------------------------------------------------------------------------------
Aerospace - 2.5%
---------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                    11,500       $    1,254,880
KVH Industries, Inc.^*                                                  51,070              520,403
Lockheed Martin Corp.                                                   23,980            1,492,515
United Technologies Corp.                                               57,190            2,859,500
                                                                                     --------------
                                                                                     $    6,127,298
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.6%
---------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                               30,820       $    1,430,048
--------------------------------------------------------------------------------------------------
Automotive - 0.7%
---------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                  15,600       $      768,456
Magna International, Inc., "A"^                                         11,910              874,909
                                                                                     --------------
                                                                                     $    1,643,365
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.5%
---------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  158,014       $    6,799,342
Countrywide Financial Corp.                                            103,420            3,494,562
J.P. Morgan Chase & Co.                                                 98,100            3,324,609
North Fork Bancorporation, Inc.^                                       118,670            3,262,238
PNC Financial Services Group, Inc.                                      43,580            2,450,503
SLM Corp.                                                               84,190            4,188,453
SunTrust Banks, Inc.                                                    31,660            2,225,065
U.S. Bancorp                                                             6,000              175,320
Washington Mutual, Inc.                                                 42,530            1,768,397
                                                                                     --------------
                                                                                     $   27,688,489
---------------------------------------------------------------------------------------------------
Biotechnology - 1.8%
---------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                            17,310       $    1,383,069
Gilead Sciences, Inc.*                                                  25,270            1,086,610
MedImmune, Inc.*                                                        31,470              941,897
Neurochem, Inc.*                                                        75,720              863,208
                                                                                     --------------
                                                                                     $    4,274,784
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.5%
---------------------------------------------------------------------------------------------------
Comcast Corp., "A"^*                                                    17,640       $      542,430
Interpublic Group of Cos., Inc.*                                       143,630            1,742,232
R.H. Donnelley Corp.*                                                   24,690            1,587,320
Viacom, Inc., "B"                                                       52,380            1,780,396
Walt Disney Co.                                                        110,110            2,773,671
                                                                                     --------------
                                                                                     $    8,426,049
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.4%
---------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.^*                                        7,130       $      517,709
Franklin Resources, Inc.                                                 5,010              403,004
Goldman Sachs Group, Inc.                                               17,670            1,964,551
Legg Mason, Inc.                                                        16,200            1,693,386
MarketAxess Holdings, Inc.^*                                            92,640            1,036,642
Mellon Financial Corp.                                                   1,670               54,192
                                                                                     --------------
                                                                                     $    5,669,484
---------------------------------------------------------------------------------------------------
Business Services - 1.8%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                    98,450       $    2,402,180
Getty Images, Inc.*                                                      6,700              573,453
Hewitt Associates, Inc., "A"^*                                          14,200              411,800
SIRVA, Inc.^*                                                          104,070            1,050,066
                                                                                     --------------
                                                                                     $    4,437,499
---------------------------------------------------------------------------------------------------
Chemicals - 1.8%
---------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                           33,600       $    1,329,552
Monsanto Co.                                                            45,410            2,898,974
                                                                                     --------------
                                                                                     $    4,228,526
---------------------------------------------------------------------------------------------------
Computer Software - 3.3%
---------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                              31,970       $    2,461,690
Opsware, Inc.*                                                         104,900              484,638
Oracle Corp.*                                                          169,280            2,195,562
Symantec Corp.*                                                         73,310            1,538,044
TIBCO Software, Inc.^*                                                 155,170            1,185,499
                                                                                     --------------
                                                                                     $    7,865,433
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.2%
---------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                   17,430       $      817,990
Dell, Inc.*                                                            123,150            4,384,140
                                                                                     --------------
                                                                                     $    5,202,130
---------------------------------------------------------------------------------------------------
Construction - 0.4%
---------------------------------------------------------------------------------------------------
Masco Corp.                                                             34,170       $    1,048,336
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
---------------------------------------------------------------------------------------------------
Career Education Corp.*                                                 18,700       $      733,040
Gillette Co.                                                            46,470            2,503,339
Procter & Gamble Co.                                                    61,890            3,433,657
                                                                                     --------------
                                                                                     $    6,670,036
---------------------------------------------------------------------------------------------------
Electrical Equipment - 3.8%
---------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                            13,060       $      595,536
General Electric Co.                                                   232,540            7,815,669
Tyco International Ltd.                                                 27,830              774,509
                                                                                     --------------
                                                                                     $    9,185,714
---------------------------------------------------------------------------------------------------
Electronics - 2.7%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                    52,520       $    1,914,354
FormFactor, Inc.^*                                                      23,390              635,506
KLA-Tencor Corp.                                                        12,810              650,236
Marvell Technology Group Ltd.*                                          13,100              618,189
PMC-Sierra, Inc.^*                                                      87,630              743,102
Xilinx, Inc.                                                            70,170            1,971,075
                                                                                     --------------
                                                                                     $    6,532,462
---------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
---------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                      20,540       $    1,248,216
EOG Resources, Inc.                                                      8,680              554,044
Noble Energy, Inc.^                                                     12,780            1,126,429
                                                                                     --------------
                                                                                     $    2,928,689
---------------------------------------------------------------------------------------------------
Energy - Integrated - 6.6%
---------------------------------------------------------------------------------------------------
ConocoPhillips                                                          48,640       $    3,207,322
Exxon Mobil Corp.                                                      101,382            6,072,782
TOTAL S.A., ADR                                                         49,630            6,543,219
                                                                                     --------------
                                                                                     $   15,823,323
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
---------------------------------------------------------------------------------------------------
CVS Corp.                                                               58,650       $    1,722,551
Kroger Co.*                                                             31,040              612,730
                                                                                     --------------
                                                                                     $    2,335,281
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.7%
---------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                           44,920       $    1,976,480
Diamond Foods, Inc.^*                                                    1,630               32,649
PepsiCo, Inc.                                                           83,839            4,598,569
                                                                                     --------------
                                                                                     $    6,607,698
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
---------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                             287,060       $    1,245,840
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.9%
---------------------------------------------------------------------------------------------------
Carnival Corp.                                                          18,330       $      904,402
Harrah's Entertainment, Inc.                                             4,450              309,542
WMS Industries, Inc.^*                                                  29,890              865,614
                                                                                     --------------
                                                                                     $    2,079,558
---------------------------------------------------------------------------------------------------
General Merchandise - 4.0%
---------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                              56,540       $    1,124,015
Kohl's Corp.*                                                           64,760            3,396,662
Target Corp.                                                            55,870            3,003,013
Wal-Mart Stores, Inc.                                                   47,110            2,118,066
                                                                                     --------------
                                                                                     $    9,641,756
---------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.7%
---------------------------------------------------------------------------------------------------
CIGNA Corp.                                                             15,650       $    1,804,758
--------------------------------------------------------------------------------------------------
Insurance - 4.4%
---------------------------------------------------------------------------------------------------
Ace Ltd.                                                                30,180       $    1,340,294
American International Group, Inc.                                      53,980            3,195,616
Conseco, Inc.^*                                                         29,510              616,169
Genworth Financial, Inc., "A"                                           46,310            1,489,793
Hartford Financial Services Group, Inc.                                 13,960            1,019,778
MetLife, Inc.                                                           30,080            1,473,318
Prudential Financial, Inc.                                              23,380            1,504,971
                                                                                     --------------
                                                                                     $   10,639,939
---------------------------------------------------------------------------------------------------
Internet - 1.1%
---------------------------------------------------------------------------------------------------
Ariba, Inc.^*                                                          147,810       $      877,991
Yahoo!, Inc.*                                                           53,580            1,786,357
                                                                                     --------------
                                                                                     $    2,664,348
---------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
---------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                   4,160       $      238,285
Hasbro, Inc.^                                                            8,570              177,399
Mattel, Inc.                                                            10,640              191,839
                                                                                     --------------
                                                                                     $      607,523
---------------------------------------------------------------------------------------------------
Machinery & Tools - 0.7%
---------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                       15,610       $      866,199
Illinois Tool Works, Inc.                                               10,950              922,866
                                                                                     --------------
                                                                                     $    1,789,065
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.2%
---------------------------------------------------------------------------------------------------
Allion Healthcare, Inc.*                                                22,110       $      398,201
Allscripts Healthcare Solutions, Inc.^*                                 26,980              479,704
Cerner Corp.^*                                                           4,630              364,659
Emageon, Inc.^*                                                          9,090              119,534
LifePoint Hospitals, Inc.*                                              32,420            1,474,462
Omnicell, Inc.^*                                                        15,200              137,560
Tenet Healthcare Corp.*                                                153,630            1,871,213
TriZetto Group, Inc.^*                                                  22,640              355,222
                                                                                     --------------
                                                                                     $    5,200,555
---------------------------------------------------------------------------------------------------
Medical Equipment - 2.3%
---------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                          11,620       $      352,783
C.R. Bard, Inc.                                                         21,310            1,370,872
St. Jude Medical, Inc.*                                                 23,850            1,094,715
Varian Medical Systems, Inc.*                                           31,910            1,270,656
Zimmer Holdings, Inc.*                                                  18,750            1,540,688
                                                                                     --------------
                                                                                     $    5,629,714
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%
---------------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                    11,600       $      393,144
Companhia Vale do Rio Doce, ADR                                         38,090            1,309,915
                                                                                     --------------
                                                                                     $    1,703,059
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
---------------------------------------------------------------------------------------------------
Sempra Energy                                                           29,390       $    1,317,260
--------------------------------------------------------------------------------------------------
Network & Telecom - 2.8%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                   187,410       $    3,302,164
Corning, Inc.*                                                          74,460            1,486,222
QUALCOMM, Inc.                                                          51,920            2,061,743
                                                                                     --------------
                                                                                     $    6,850,129
---------------------------------------------------------------------------------------------------
Oil Services - 1.6%
---------------------------------------------------------------------------------------------------
Halliburton Co.                                                         22,690       $    1,406,099
National Oilwell Varco, Inc.*                                           14,450              927,835
Noble Corp.                                                              9,590              683,767
Transocean, Inc.*                                                       15,350              906,264
                                                                                     --------------
                                                                                     $    3,923,965
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.8%
---------------------------------------------------------------------------------------------------
EMC Corp.*                                                             166,380       $    2,139,647
Flextronics International Ltd.^*                                        40,220              525,273
Network Appliance, Inc.*                                                41,930              995,418
Solectron Corp.*                                                       180,330              739,353
                                                                                     --------------
                                                                                     $    4,399,691
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.8%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                     54,400       $    2,455,072
Allergan, Inc.                                                          19,120            1,759,996
Eli Lilly & Co.                                                         60,870            3,349,067
Johnson & Johnson                                                       51,890            3,289,307
Wyeth                                                                  119,610            5,476,942
                                                                                     --------------
                                                                                     $   16,330,384
---------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
---------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                  13,270       $      363,996
--------------------------------------------------------------------------------------------------
Real Estate - 0.8%
---------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                 19,260       $    1,370,349
HomeBanc Corp.^                                                         60,810              484,656
                                                                                     --------------
                                                                                     $    1,855,005
---------------------------------------------------------------------------------------------------
Restaurants - 0.8%
---------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                28,830       $    1,199,616
Rare Hospitality International, Inc.*                                   30,660              819,848
                                                                                     --------------
                                                                                     $    2,019,464
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
---------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                   54,130       $    1,396,554
Praxair, Inc.                                                           38,290            1,849,407
                                                                                     --------------
                                                                                     $    3,245,961
---------------------------------------------------------------------------------------------------
Specialty Stores - 0.4%
---------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                          13,560       $      349,441
Restoration Hardware, Inc.^*                                            89,630              639,958
                                                                                     --------------
                                                                                     $      989,399
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.8%
---------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                 72,306       $    1,970,339
--------------------------------------------------------------------------------------------------
Telephone Services - 2.4%
---------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                       22,970       $      824,623
Sprint Nextel Corp.                                                    151,480            3,927,876
Syniverse Holdings, Inc.^*                                              59,030              925,000
                                                                                     --------------
                                                                                     $    5,677,499
---------------------------------------------------------------------------------------------------
Tobacco - 2.3%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                      77,190       $    5,457,333
--------------------------------------------------------------------------------------------------
Trucking - 1.6%
---------------------------------------------------------------------------------------------------
CNF, Inc.                                                               42,930       $    2,166,677
FedEx Corp.                                                             13,250            1,079,080
United Parcel Service, Inc., "B"                                         8,250              584,843
                                                                                     --------------
                                                                                     $    3,830,600
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.4%
---------------------------------------------------------------------------------------------------
CMS Energy Corp.^*                                                      87,080       $    1,401,988
Constellation Energy Group, Inc.                                        20,430            1,200,263
Exelon Corp.                                                            22,930            1,235,698
NRG Energy, Inc.^*                                                      21,610              864,832
PG&E Corp.                                                              24,620              923,742
PPL Corp.                                                               45,300            1,447,788
TXU Corp.                                                               11,210            1,087,595
                                                                                     --------------
                                                                                     $    8,161,906
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $216,346,440)                                         $  237,523,690
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 7.1%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                         17,023,321       $   17,023,321
--------------------------------------------------------------------------------------------------
Portfolio of Investments - continued
Repurchase Agreement - 1.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                 PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------------
Morgan Stanley, 3.58%, dated 8/31/05, due 9/1/05, total to be received $3,740,372 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost          $  3,740,000       $    3,740,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $237,109,761)(S)                                 $  258,287,011
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (7.2)%                                                (17,274,493)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $  241,012,518
---------------------------------------------------------------------------------------------------
(S) As of August 31, 2005, the fund had one security representing $393,144 and 0.2% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  + Restricted security.

ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 8/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $17,010,502 of securities
on loan (identified cost, $237,109,761)                            $258,287,011
Cash                                                                        285
Receivable for fund shares sold                                         338,410
Interest and dividends receivable                                       368,543
Other assets                                                                720
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $258,994,969
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     $763,397
Collateral for securities loaned, at value*                          17,023,321
Payable to affiliates
  Management fee                                                          4,258
  Shareholder servicing costs                                            54,628
  Distribution and service fees                                           3,872
  Administrative services fee                                                98
  Retirement plan administration and services fees                            8
Accrued expenses and other liabilities                                  132,869
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $17,982,451
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $241,012,518
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $213,414,943
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          21,177,356
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                         6,456,210
Accumulated net investment loss                                         (35,991)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $241,012,518
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    13,728,878
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $141,808,217
  Shares outstanding                                                  7,930,302
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $17.88
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$17.88)                                                    $18.97
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $71,087,589
  Shares outstanding                                                  4,174,373
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $17.03
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $17,897,822
  Shares outstanding                                                  1,054,909
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.97
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,170,438
  Shares outstanding                                                    172,969
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.33
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $5,888,072
  Shares outstanding                                                    330,704
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.80
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $54,668
  Shares outstanding                                                      3,214
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.01
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $52,403
  Shares outstanding                                                      3,077
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.03
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $948,217
  Shares outstanding                                                     53,454
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.74
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $52,513
  Shares outstanding                                                      2,938
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.88
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $52,579
  Shares outstanding                                                      2,938
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.90
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

Shares outstanding are rounded for presentation purposes.

* Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 8/31/05

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $2,903,531
  Interest                                                               162,134
  Foreign taxes withheld                                                 (30,624)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $3,035,041
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $1,254,079
  Distribution and service fees                                        1,251,018
  Shareholder servicing costs                                            391,170
  Administrative services fee                                             21,701
  Retirement plan administration and services fees                         1,979
  Trustees' compensation                                                  10,915
  Custodian fee                                                           70,661
  Printing                                                                59,824
  Postage                                                                 12,735
  Auditing fees                                                           43,528
  Legal fees                                                               7,592
  Registration fees                                                      129,623
  Shareholder solicitation expenses                                       15,765
  Miscellaneous                                                           20,368
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,290,958
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (11,863)
  Reduction of expenses by investment adviser                               (898)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,278,197
------------------------------------------------------------------------------------------------------
Net investment loss                                                                          $(243,156)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                            $17,758,108
  Foreign currency transactions                                               41
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $17,758,149
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $9,020,014
  Translation of assets and liabilities in foreign currencies                305
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $9,020,319
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $26,778,468
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $26,535,312
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                                2005                     2004

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment loss                                                 $(243,156)               $(250,658)
Net realized gain (loss) on investments and foreign
currency transactions                                              17,758,149               17,255,617
Net unrealized gain (loss) on investments and foreign
currency translation                                                9,020,319               (2,284,183)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $26,535,312              $14,720,776
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $53,568,852               $1,733,217
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $2,690                      $--
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $80,106,854              $16,453,993
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            160,905,664              144,451,671
------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $35,991 and $52,021, respectively)                            $241,012,518             $160,905,664
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                            YEARS ENDED 8/31
                                               ------------------------------------------------------------------------------
                                                 2005=             2004              2003             2002               2001
Net asset value, beginning of period            $15.35           $13.97            $12.51           $15.15             $18.82
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                          $0.03            $0.03             $0.04            $0.00+++           $0.02
  Net realized and unrealized gain (loss)
  on investments and foreign currency             2.50             1.35              1.42            (2.38)             (3.69)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $2.53            $1.38             $1.46           $(2.38)            $(3.67)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                $--              $--               $--           $(0.26)               $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $17.88           $15.35            $13.97           $12.51             $15.15
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                             16.48**           9.88**+          11.67           (16.00)            (19.50)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##              1.41             1.38              1.47             1.37               1.32
Expenses after expense reductions##               1.41             1.38              1.47             1.37               1.32
Net investment income                             0.17             0.22              0.29             0.03               0.12
Portfolio turnover                                  81              116               121              100                 78
Net assets at end of period
(000 Omitted)                                 $141,808          $67,415           $53,704          $50,366            $63,319
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                              YEARS ENDED 8/31
                                                     -----------------------------------------------------------------------
                                                      2005=            2004             2003            2002            2001
Net asset value, beginning of period                 $14.71          $13.48           $12.14          $14.81          $18.52
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                $(0.08)         $(0.06)          $(0.04)         $(0.09)         $(0.09)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     2.40            1.29             1.38           (2.32)          (3.62)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.32           $1.23            $1.34          $(2.41)         $(3.71)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                         $--             $--              $--          $(0.26)            $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $17.03          $14.71           $13.48          $12.14          $14.81
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                  15.77**          9.12**+         11.04          (16.57)         (20.03)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   2.06            2.02             2.12            2.02            1.97
Expenses after expense reductions##                    2.06            2.02             2.12            2.02            1.97
Net investment loss                                   (0.47)          (0.43)           (0.36)          (0.62)          (0.53)
Portfolio turnover                                       81             116              121             100              78
Net assets at end of period
(000 Omitted)                                       $71,088         $73,395          $75,007         $73,146         $91,455
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                              YEARS ENDED 8/31
                                                     -----------------------------------------------------------------------
                                                      2005=            2004             2003            2002            2001
Net asset value, beginning of period                 $14.66          $13.43           $12.10          $14.76          $18.46
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
--------------------------------------------------------------------------------
  Net investment loss                                $(0.08)         $(0.06)          $(0.04)         $(0.09)         $(0.09)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     2.39            1.29             1.37           (2.31)          (3.61)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.31           $1.23            $1.33          $(2.40)         $(3.70)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                         $--             $--              $--          $(0.26)            $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $16.97          $14.66           $13.43          $12.10          $14.76
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                  15.76**          9.16**+         10.99          (16.56)         (20.04)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   2.06            2.02             2.12            2.02            1.97
Expenses after expense reductions##                    2.06            2.02             2.12            2.02            1.97
Net investment loss                                   (0.48)          (0.43)           (0.35)          (0.62)          (0.52)
Portfolio turnover                                       81             116              121             100              78
Net assets at end of period
(000 Omitted)                                       $17,898         $15,990          $15,325         $17,521         $22,081
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                            YEARS ENDED 8/31
                                                   -----------------------------------------------------------------------
CLASS I                                             2005=            2004             2003            2002            2001
Net asset value, beginning of period               $15.68          $14.22           $12.69          $15.31          $18.95
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                             $0.09           $0.09            $0.08           $0.06           $0.08
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   2.56            1.37             1.45           (2.42)          (3.72)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $2.65           $1.46            $1.53          $(2.36)         $(3.64)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       $--             $--              $--          $(0.26)            $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $18.33          $15.68           $14.22          $12.69          $15.31
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                   16.90**         10.27**+         12.06          (15.70)         (19.21)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                 1.09            1.03             1.12            1.02            0.97
Expenses after expense reductions##                  1.09            1.03             1.12            1.02            0.97
Net investment income                                0.51            0.56             0.65            0.38            0.47
Portfolio turnover                                     81             116              121             100              78
Net assets at end of period (000 Omitted)          $3,170            $460             $398            $428            $486
--------------------------------------------------------------------------------------------------------------------------

CLASS R (FORMERLY CLASS R1)
                                                                        YEARS ENDED 8/31
                                                                 ------------------------------           PERIOD ENDED
                                                                       2005=               2004             8/31/03*
Net asset value, beginning of period                                  $15.31             $13.96              $11.98###
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                         $0.00+++           $0.02              $(0.00)+++
  Net realized and unrealized gain on investments and
  foreign currency                                                      2.49               1.33                1.98^
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.49              $1.35               $1.98
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $17.80             $15.31              $13.96
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                      16.26**             9.67**+            16.53###++
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                    1.56               1.49                1.74+
Expenses after expense reductions##                                     1.56               1.49                1.74+
Net investment income (loss)                                            0.03               0.13               (0.04)+
Portfolio turnover                                                        81                116                 121
Net assets at end of period (000 Omitted)                             $5,888             $3,030                 $17
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                        CLASS R1                CLASS R2
                                                                      PERIOD ENDED            PERIOD ENDED
                                                                        8/31/05*                8/31/05*
Net asset value, beginning of period                                     $16.25                  $16.25
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.04)                 $(0.02)
  Net realized and unrealized gain on investments and
  foreign currency                                                         0.80^                  0.80^
----------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.76                   $0.78
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $17.01                  $17.03
----------------------------------------------------------------------------------------------------------
Total return (%)&**                                                        4.68++                  4.80++
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.23+                   1.93+
Expenses after expense reductions##                                        2.23+                   1.93+
Net investment loss                                                       (0.63)+                 (0.33)+
Portfolio turnover                                                           81                      81
Net assets at end of period (000 Omitted)                                   $55                     $52
----------------------------------------------------------------------------------------------------------

                                                                       YEAR ENDED             PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2)                                            8/31/05=                8/31/04*
Net asset value, beginning of period                                     $15.29                  $14.57
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                           $(0.04)                  $0.03
  Net realized and unrealized gain on investments and
  foreign currency                                                         2.49                    0.69^
----------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.45                   $0.72
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $17.74                  $15.29
----------------------------------------------------------------------------------------------------------
Total return (%)&**                                                       16.02                    4.94+++
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.81                    1.80+
Expenses after expense reductions##                                        1.81                    1.80+
Net investment income (loss)                                              (0.22)                   0.27+
Portfolio turnover                                                           81                     116
Net assets at end of period (000 Omitted)                                  $948                    $616
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        CLASS R4                CLASS R5
                                                                      PERIOD ENDED            PERIOD ENDED
                                                                        8/31/05*                8/31/05*
Net asset value, beginning of period                                     $17.02                  $17.02
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.01                   $0.03

  Net realized and unrealized gain on investments and
  foreign currency                                                         0.85^                  0.85^
----------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.86                   $0.88
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $17.88                  $17.90
----------------------------------------------------------------------------------------------------------
Total return (%)&**                                                        5.05++                  5.17++
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.43+                   1.13+
Expenses after expense reductions##                                        1.43+                   1.13+
Net investment income                                                      0.17+                   0.47+
Portfolio turnover                                                           81                      81
Net assets at end of period (000 Omitted)                                   $53                     $53
----------------------------------------------------------------------------------------------------------

  * For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003
    (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
 ** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $12.02 and 16.14% (Class R) have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2005, the value of securities loaned was $17,010,502. These loans were collateralized by cash of $17,023,321 and non-cash U.S. Treasury obligations of $473,703.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended August 31, 2005, the fund's custodian fees were reduced by $5,475 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended August 31, 2005, the fund's miscellaneous expenses were reduced by $6,388 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, real estate investment trusts, and wash sales.

The fund paid no distributions for the years ended August 31, 2005 and August 31, 2004.

During the year ended August 31, 2005, accumulated net investment loss decreased by $259,186, accumulated net realized gain on investments and foreign currency transactions decreased by $419,060, and paid-in capital increased by $159,874 due to differences between book and tax accounting for foreign currency transactions, net operating losses, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, and real estate investment trusts.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed long-term capital gain          $6,815,148
          Unrealized appreciation (depreciation)        20,818,312
          Other temporary differences                      (35,885)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets            0.65%
          Average net assets in excess of $500 million        0.55%

The management fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $38,144 for the year ended August 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.35%           $19,228           $342,731
Class B                          0.75%            0.25%            1.00%          1.00%               600            715,035
Class C                          0.75%            0.25%            1.00%          1.00%               451            169,311
Class R                          0.25%            0.25%            0.50%          0.50%                 7             20,133
Class R1                         0.50%            0.25%            0.75%          0.75%                93                162
Class R2                         0.25%            0.25%            0.50%          0.50%                62                107
Class R3                         0.25%            0.25%            0.50%          0.50%                21              3,485
Class R4                            --            0.25%            0.25%          0.25%                31                 54
----------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                               $1,251,018

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31,
    2005 based on each class' average daily net assets.
(3) For the year ended August 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2005 were as follows:

                                                            AMOUNT

          Class A                                           $1,892
          Class B                                          $95,523
          Class C                                             $871

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $201,687, which equated to 0.1045% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2005, these costs amounted to $116,928.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0112% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended August 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                       AMOUNT
                                                 FEE        TOTAL    RETAINED
                                                RATE       AMOUNT      BY MFS

Class R1                                       0.45%          $97        $ --
Class R2                                       0.40%           86          --
Class R3 (formerly Class R2)                   0.25%        1,743         179
Class R4                                       0.15%           32          --
Class R5                                       0.10%           21          --
-----------------------------------------------------------------------------
Total Retirement Plan Administration and
 Services Fees                                             $1,979        $179

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $2,070. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $3,224. Both amounts are included in Trustees compensation for the year ended August 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $898, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $52,378 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                            $656,667       $5,109,113
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $209,702,406     $148,993,724

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $237,468,699
          ----------------------------------------------------------
          Gross unrealized appreciation                  $26,658,272
          Gross unrealized depreciation                   (5,839,960)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $20,818,312

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 Year ended 8/31/05                Year ended 8/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                   5,204,906       $90,048,226       1,920,069       $28,691,770
Shares reacquired                            (1,666,274)      (28,481,139)     (1,372,319)      (21,034,291)
------------------------------------------------------------------------------------------------------------
Net change                                    3,538,632       $61,567,087         547,750        $7,657,479

CLASS B SHARES
Shares sold                                   1,321,624       $21,946,642       1,298,612       $18,903,690
Shares reacquired                            (2,135,925)      (34,776,369)     (1,875,435)      (27,742,705)
------------------------------------------------------------------------------------------------------------
Net change                                     (814,301)     $(12,829,727)       (576,823)      $(8,839,015)

CLASS C SHARES
Shares sold                                     338,243        $5,567,632         241,139        $3,496,748
Shares reacquired                              (374,082)       (6,036,198)       (291,465)       (4,264,486)
------------------------------------------------------------------------------------------------------------
Net change                                      (35,839)        $(468,566)        (50,326)        $(767,738)

CLASS I SHARES
Shares sold                                     164,757        $2,901,520           7,449          $113,720
Shares reacquired                               (21,124)         (370,848)         (6,092)          (93,354)
------------------------------------------------------------------------------------------------------------
Net change                                      143,633        $2,530,672           1,357           $20,366

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                     252,058        $4,402,599         431,299        $6,712,888
Shares reacquired                              (119,291)       (2,072,962)       (234,601)       (3,650,907)
--------------------------------------------------------------------------------------------------------------
Net change                                      132,767        $2,329,637         196,698        $3,061,981

                                                 Period ended 8/31/05*
                                                SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                       3,214           $52,371
--------------------------------------------------------------------------

CLASS R2 SHARES
Shares sold                                       3,077           $50,000
--------------------------------------------------------------------------

                                                   Year ended 8/31/05              Period ended 8/31/04**
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                      22,723          $393,385          79,265        $1,178,842
Shares reacquired                                (9,547)         (156,007)        (38,987)         (578,698)
------------------------------------------------------------------------------------------------------------
Net change                                       13,176          $237,378          40,278          $600,144

                                                 Period ended 8/31/05*
                                                SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                       2,938           $50,000
--------------------------------------------------------------------------

CLASS R5 SHARES
Shares sold                                       2,938           $50,000
----------------------------------------------------------------------------

 * For the period from April 1, 2005, through August 31, 2005.
** For the period from October 31, 2003, through August 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005 was $723, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended August 31, 2005.

(7) RESTRICTED SECURITIES

At August 31, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.2% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                 DATE OF    SHARES/PAR
DESCRIPTION                  ACQUISITION        AMOUNT        COST      VALUE

Aber Diamond Corp.              12/07/04        11,600    $403,691   $393,144

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust I and Shareholders of
MFS Core Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Core Equity Fund (the Fund) (one of the portfolios comprising MFS Series
Trust I), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Core Equity Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                          /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 11, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of MFS Series Trust I, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                    -------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $8,025,286,508.56         $117,939,292.78
-------------------------------------------------------------------------------
David H. Gunning                     8,030,402,677.64          112,823,123.70
-------------------------------------------------------------------------------
William R. Gutow                     8,027,523,726.27          115,702,075.07
-------------------------------------------------------------------------------
Michael Hegarty                      8,021,162,525.49          122,063,275.85
-------------------------------------------------------------------------------
J. Atwood Ives                       8,024,062,680.07          119,163,121.27
-------------------------------------------------------------------------------
Amy B. Lane                          8,019,792,882.59          123,432,918.75
-------------------------------------------------------------------------------
Robert J. Manning                    8,030,980,361.78          112,245,439.56
-------------------------------------------------------------------------------
Lawrence T. Perera                   8,025,935,401.12          117,290,400.22
-------------------------------------------------------------------------------
Robert C. Pozen                      8,031,655,470.25          111,570,331.08
-------------------------------------------------------------------------------
J. Dale Sherratt                     8,027,226,595.42          115,999,205.92
-------------------------------------------------------------------------------
Laurie J. Thomsen                    8,019,388,506.87          123,837,294.47
-------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIAN
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA                             225 Franklin Street, Boston, MA 02110
02116-3741
                                                            INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                 ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                 Ernst & Young LLP
500 Boylston Street, Boston, MA                             200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Katrina Mead

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 51st percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 22nd percentile for the one-year period and the 47th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was the same as the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on net assets over $500 million. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $445,683 as a capital gain dividend for the year ended August 31, 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             RGI-ANN-10/05 29M

MFS(R) CORE GROWTH FUND                                                 8/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    25
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           34
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   35
---------------------------------------------------
TRUSTEES AND OFFICERS                            36
---------------------------------------------------
BOARD REVIEW OF INVESTMENTADVISORY AGREEMENT     41
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            45
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   45
---------------------------------------------------
FEDERAL TAX INFORMATION                          45
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     96.4%
              Cash & Other Net Assets                     3.6%

              TOP TEN HOLDINGS

              Microsoft Corp.                             3.5%
              ------------------------------------------------
              Johnson & Johnson                           3.0%
              ------------------------------------------------
              General Electric Co.                        2.7%
              ------------------------------------------------
              QUALCOMM, Inc.                              2.5%
              ------------------------------------------------
              WellPoint, Inc.                             2.3%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.2%
              ------------------------------------------------
              Roche Holding AG                            2.2%
              ------------------------------------------------
              Amgen, Inc.                                 2.2%
              ------------------------------------------------
              SLM Corp.                                   2.1%
              ------------------------------------------------
              EMC Corp.                                   2.1%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 26.9%
              ------------------------------------------------
              Health Care                                26.4%
              ------------------------------------------------
              Consumer Staples                            7.7%
              ------------------------------------------------
              Retailing                                   7.4%
              ------------------------------------------------
              Industrial Goods & Services                 6.2%
              ------------------------------------------------
              Financial Services                          6.1%
              ------------------------------------------------
              Energy                                      4.2%
              ------------------------------------------------
              Utilities & Communications                  2.6%
              ------------------------------------------------
              Leisure                                     2.5%
              ------------------------------------------------
              Special Products & Services                 2.4%
              ------------------------------------------------
              Basic Materials                             2.2%
              ------------------------------------------------
              Autos & Housing                             1.2%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------

Percentages are based on net assets as of 8/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2005, Class A shares of the MFS Core Growth Fund provided a total return of 14.34%, at net asset value. In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 12.14%.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the health care, technology, and retailing sectors were among the strongest contributors to performance relative to the Russell 1000 Growth Index. In health care, our underweighting in pharmaceutical company Pfizer* and owning Roche Holdings (which is not an index constituent) contributed to relative results. Also, not owning the poor-performing pharmaceutical company Merck boosted the fund's relative performance.

In technology, telecom equipment company Corning and semiconductor company Marvell Technology, which is not held in the index, helped the relative performance of the fund.

Stock selection in the retailing sector also enhanced the fund's relative performance. The strongest contributor in this sector was the drugstore chain CVS Corp.

Stocks in other sectors that aided performance include oilfield services provider Halliburton, agricultural products and solutions provider Monsanto Co., and Latin American wireless operations company America Movil S.A. de C.V. (which is not held in the index). Avoiding mortgage financier Fannie Mae, which underperformed the overall index, also helped performance.

DETRACTORS FROM PERFORMANCE

Stock selection in the industrial goods sector detracted from relative performance. Our holding of manufacturing conglomerate Tyco (which is not an index constituent) was a significant detractor.

Stock selection in special products and services as well as autos and housing sectors also dampened relative performance. In special products and services, consulting firm Accenture (which is not held in the index) hindered performance. In autos and housing, motorcycle maker Harley-Davidson also held back results.

Although health care and technology were our top contributing sectors during the period, positioning among certain individual stocks in these sectors detracted from performance. In health care, our underweighted positions in health insurer UnitedHealth Group* and biotech firm Genentech*, and our overweighted position in biotech company Imclone* hurt relative results. In technology, our underweighted holdings in strong-performing benchmark constituents Intel and Motorola detracted from relative performance.

Stocks in other sectors that dampened results include consumer products firm Avon and personal care product maker Colgate-Palmolive.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the primary benchmark, holding cash hurt performance versus our benchmark, which has no cash position.

    Respectfully,

    Stephen Pesek
    Portfolio Manager

Note: Effective July 1, 2005, Peggy Adams is no longer a portfolio manager of the fund.

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2005. Index information is from January 1, 1996.)

                         MFS Core Growth       Russell 1000
                        Fund - Class A         Growth Index

            1/96            $ 9,425               $10,000
            8/96             11,621                10,823
            8/97             16,876                15,084
            8/98             18,353                16,329
            8/99             28,323                24,221
            8/00             42,876                32,325
            8/01             27,198                17,674
            8/02             21,288                13,756
            8/03             23,204                15,692
            8/04             23,688                16,532
            8/05             27,085                18,540


TOTAL RATES OF RETURN THROUGH 8/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr         5-yr        Life*
------------------------------------------------------------------------------
        A                 1/02/96             14.34%        -8.78%      11.54%
------------------------------------------------------------------------------
        B                12/31/99             13.57%        -9.36%      11.13%
------------------------------------------------------------------------------
        C                12/31/99             13.50%        -9.38%      11.13%
------------------------------------------------------------------------------
        I                 1/02/97             14.69%        -8.47%      11.79%
------------------------------------------------------------------------------
        R**              12/31/02             14.16%        -8.83%      11.51%
------------------------------------------------------------------------------
       R1                 4/01/05             13.93%        -8.84%      11.50%
------------------------------------------------------------------------------
       R2                 4/01/05             14.07%        -8.82%      11.52%
------------------------------------------------------------------------------
       R3**              10/31/03             13.84%        -8.91%      11.46%
------------------------------------------------------------------------------
       R4                 4/01/05             14.28%        -8.79%      11.54%
------------------------------------------------------------------------------
       R5                 4/01/05             14.41%        -8.77%      11.55%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average large-cap growth fund+                13.74%        -9.20%       6.38%
------------------------------------------------------------------------------
Russell 1000 Growth Index#                    12.14%       -10.52%       6.59%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        A                                      7.77%        -9.85%      10.86%
------------------------------------------------------------------------------
        B                                      9.57%        -9.71%      11.13%
------------------------------------------------------------------------------
        C                                     12.50%        -9.38%      11.13%
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

 * For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2005. Index information is from January 1, 1996.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares"
   and Class R2 shares have been renamed "Class R3 shares."
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. For example, the impact on the Fund's performance (not including sales charge) for the one-year period through the date shown would have been lower by approximately 0.10%. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     3/01/05-
Share Class                 Ratio       3/01/05         8/31/05        8/31/05
--------------------------------------------------------------------------------
           Actual           1.35%     $1,000.00        $1,043.40        $6.95
    A      ---------------------------------------------------------------------
           Hypothetical*    1.35%     $1,000.00        $1,018.40        $6.87
--------------------------------------------------------------------------------
           Actual           2.00%     $1,000.00        $1,040.40       $10.29
    B     ----------------------------------------------------------------------
           Hypothetical*    2.00%     $1,000.00        $1,015.12       $10.16
--------------------------------------------------------------------------------
           Actual           2.01%     $1,000.00        $1,039.70       $10.33
    C      ---------------------------------------------------------------------
           Hypothetical*    2.01%     $1,000.00        $1,015.07       $10.21
--------------------------------------------------------------------------------
           Actual           0.99%     $1,000.00        $1,045.00        $5.10
    I      ---------------------------------------------------------------------
           Hypothetical*    0.99%     $1,000.00        $1,020.21        $5.04
--------------------------------------------------------------------------------
    R      Actual           1.51%     $1,000.00        $1,042.90        $7.78
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    1.51%     $1,000.00        $1,017.59        $7.68
--------------------------------------------------------------------------------
           Actual           2.26%     $1,000.00        $1,039.60       $11.62
    R1     ---------------------------------------------------------------------
           Hypothetical*    2.26%     $1,000.00        $1,013.81       $11.47
--------------------------------------------------------------------------------
           Actual           1.95%     $1,000.00        $1,040.90       $10.03
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.95%     $1,000.00        $1,015.38        $9.91
--------------------------------------------------------------------------------
    R3     Actual           1.78%     $1,000.00        $1,041.10        $9.16
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    1.78%     $1,000.00        $1,016.23        $9.05
--------------------------------------------------------------------------------
           Actual           1.47%     $1,000.00        $1,042.80        $7.57
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.47%     $1,000.00        $1,017.80        $7.48
--------------------------------------------------------------------------------
           Actual           1.17%     $1,000.00        $1,044.00        $6.03
    R5     ---------------------------------------------------------------------
           Hypothetical*    1.17%     $1,000.00        $1,019.31        $5.96
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by yourfund.
It is categorized by broad-based asset classes.

Stocks - 96.4%
---------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES             $ VALUE
---------------------------------------------------------------------------------------------------
Aerospace - 1.8%
---------------------------------------------------------------------------------------------------
Northrop Grumman Corp.^                                                  60,700      $    3,404,663
United Technologies Corp.                                               257,200          12,860,000
                                                                                     --------------
                                                                                     $   16,264,663
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
---------------------------------------------------------------------------------------------------
Pernod Ricard                                                            14,000      $    2,428,174
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.7%
---------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                          87,300      $    6,888,843
---------------------------------------------------------------------------------------------------
Automotive - 0.4%
---------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                   84,160      $    4,145,722
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.3%
---------------------------------------------------------------------------------------------------
American Express Co.^                                                    60,680      $    3,351,963
Countrywide Financial Corp.                                              54,580           1,844,258
SLM Corp.^                                                              398,100          19,805,475
UBS AG                                                                   67,874           5,569,228
                                                                                     --------------
                                                                                     $   30,570,924
---------------------------------------------------------------------------------------------------
Biotechnology - 4.7%
---------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                            256,340      $   20,481,566
Genzyme Corp.^*                                                         112,530           8,008,760
Gilead Sciences, Inc.*                                                  358,270          15,405,610
                                                                                     --------------
                                                                                     $   43,895,936
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.4%
---------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                                50,500      $    3,171,400
News Corp., "A"                                                          55,200             894,792
                                                                                     --------------
                                                                                     $    4,066,192
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
---------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.^                              12,500      $    3,470,000
Goldman Sachs Group, Inc.^                                               87,040           9,677,107
                                                                                     --------------
                                                                                     $   13,147,107
---------------------------------------------------------------------------------------------------
Business Services - 1.6%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                   194,850      $    4,754,340
Amdocs Ltd.^*                                                           353,100          10,363,485
                                                                                     --------------
                                                                                     $   15,117,825
---------------------------------------------------------------------------------------------------
Chemicals - 0.7%
---------------------------------------------------------------------------------------------------
3M Co.^                                                                  61,100      $    4,347,265
Monsanto Co.                                                             37,240           2,377,402
                                                                                     --------------
                                                                                     $    6,724,667
---------------------------------------------------------------------------------------------------
Computer Software - 7.6%
---------------------------------------------------------------------------------------------------
Adobe Systems, Inc.^                                                    214,000      $    5,786,560
Mercury Interactive Corp.^*                                              48,880           1,792,430
Microsoft Corp.                                                       1,172,990          32,139,926
NAVTEQ Corp.^*                                                           61,900           2,880,826
Oracle Corp.*                                                         1,342,710          17,414,949
Symantec Corp.^*                                                        494,401          10,372,533
                                                                                     --------------
                                                                                     $   70,387,224
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.8%
---------------------------------------------------------------------------------------------------
Apple Computer, Inc.^*                                                  244,700      $   11,483,771
Dell, Inc.^*                                                            399,900          14,236,440
                                                                                     --------------
                                                                                     $   25,720,211
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.9%
---------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                89,600      $    7,047,936
Avon Products, Inc.                                                     103,110           3,384,070
Colgate-Palmolive Co.                                                   267,300          14,033,250
Gillette Co.                                                             57,900           3,119,073
Procter & Gamble Co.^                                                   219,490          12,177,305
Reckitt Benckiser PLC                                                   175,800           5,464,465
                                                                                     --------------
                                                                                     $   45,226,099
---------------------------------------------------------------------------------------------------
Electrical Equipment - 4.0%
---------------------------------------------------------------------------------------------------
Danaher Corp.^                                                           43,400      $    2,324,504
General Electric Co.                                                    740,200          24,878,122
Tyco International Ltd.^                                                358,600           9,979,838
                                                                                     --------------
                                                                                     $   37,182,464
---------------------------------------------------------------------------------------------------
Electronics - 5.5%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                    63,980      $    2,332,071
Applied Materials, Inc.^                                                179,900           3,293,969
Intel Corp.                                                             215,000           5,529,800
Marvell Technology Group Ltd.^*                                         109,142           5,150,411
Samsung Electronics Co. Ltd.                                             17,230           9,087,314
SanDisk Corp.^*                                                         154,300           5,991,469
Texas Instruments, Inc.^                                                360,640          11,785,715
Xilinx, Inc.^                                                           289,000           8,118,010
                                                                                     --------------
                                                                                     $   51,288,759
---------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
---------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                     25,400      $    1,621,282
---------------------------------------------------------------------------------------------------
Energy - Integrated - 0.8%
---------------------------------------------------------------------------------------------------
Amerada Hess Corp.^                                                      56,600      $    7,193,860
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.2%
---------------------------------------------------------------------------------------------------
CVS Corp.                                                               386,240      $   11,343,869
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.3%
---------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                    95,600      $      946,520
Coca-Cola Co.^                                                          110,800           4,875,200
Kellogg Co.^                                                            236,200          10,706,946
Nestle S.A                                                                8,471           2,380,419
PepsiCo, Inc.                                                           216,920          11,898,062
                                                                                     --------------
                                                                                     $   30,807,147
---------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.8%
---------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                    73,600      $    7,610,240
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.8%
---------------------------------------------------------------------------------------------------
Carnival Corp.                                                           55,610      $    2,743,797
Harrah's Entertainment, Inc.^                                            19,500           1,356,420
Hilton Group PLC                                                        561,400           3,199,411
                                                                                     --------------
                                                                                     $    7,299,628
---------------------------------------------------------------------------------------------------
General Merchandise - 3.1%
---------------------------------------------------------------------------------------------------
Kohl's Corp.^*                                                          127,860      $    6,706,257
Target Corp.                                                            150,060           8,065,725
Wal-Mart Stores, Inc.^                                                  301,290          13,545,998
                                                                                     --------------
                                                                                     $   28,317,980
---------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 2.3%
---------------------------------------------------------------------------------------------------
WellPoint, Inc.^*                                                       288,260      $   21,403,305
---------------------------------------------------------------------------------------------------
Insurance - 1.4%
---------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                              21,100      $      911,942
American International Group, Inc.^                                     201,500          11,928,800
                                                                                     --------------
                                                                                     $   12,840,742
---------------------------------------------------------------------------------------------------
Internet - 1.8%
---------------------------------------------------------------------------------------------------
eBay, Inc.*                                                              70,220      $    2,843,208
Google, Inc., "A"^*                                                      28,205           8,066,630
Yahoo!, Inc.^*                                                          168,810           5,628,125
                                                                                     --------------
                                                                                     $   16,537,963
---------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
---------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                                 157,230      $    9,006,134
---------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
---------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                        59,900      $    3,323,851
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
---------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                      129,600      $    6,056,208
Cerner Corp.^*                                                           13,400           1,055,384
                                                                                     --------------
                                                                                     $    7,111,592
---------------------------------------------------------------------------------------------------
Medical Equipment - 6.6%
---------------------------------------------------------------------------------------------------
Alcon, Inc.^                                                             42,200      $    4,981,710
DENTSPLY International, Inc.                                             12,100             640,937
Fisher Scientific International, Inc.^*                                 175,040          11,286,579
Medtronic, Inc.                                                         277,760          15,832,320
St. Jude Medical, Inc.*                                                 286,600          13,154,940
Varian Medical Systems, Inc.^*                                           60,100           2,393,182
Zimmer Holdings, Inc.^*                                                 155,100          12,744,567
                                                                                     --------------
                                                                                     $   61,034,235
---------------------------------------------------------------------------------------------------
Network & Telecom - 7.0%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  1,174,330      $   20,691,695
Corning, Inc.*                                                          837,820          16,722,887
Motorola, Inc.^                                                         160,600           3,513,928
Nokia Oyj                                                                91,900           1,445,753
QUALCOMM, Inc.^                                                         575,860          22,867,401
                                                                                     --------------
                                                                                     $   65,241,664
---------------------------------------------------------------------------------------------------
Oil Services - 3.2%
---------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                    126,810      $    5,944,853
Halliburton Co.                                                         229,220          14,204,763
National Oilwell Varco, Inc.*                                            50,000           3,210,500
Noble Corp.^                                                             83,700           5,967,810
                                                                                     --------------
                                                                                     $   29,327,926
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.2%
---------------------------------------------------------------------------------------------------
EMC Corp.*                                                            1,490,050      $   19,162,043
Network Appliance, Inc.^*                                                38,720             919,213
                                                                                     --------------
                                                                                     $   20,081,256
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 12.0%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                     288,300      $   13,010,979
Allergan, Inc.^                                                           9,900             911,295
Eli Lilly & Co.                                                         239,160          13,158,583
Johnson & Johnson^                                                      445,820          28,260,530
Roche Holding AG                                                        148,200          20,532,731
Sanofi-Aventis^                                                          64,700           5,547,978
Teva Pharmaceutical Industries Ltd., ADR^                               368,900          11,967,116
Wyeth^                                                                  383,090          17,541,691
                                                                                     --------------
                                                                                     $  110,930,903
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
---------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.^                                                  59,000      $    2,844,980
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.5%
---------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                          287,200      $   13,871,760
---------------------------------------------------------------------------------------------------
Specialty Stores - 2.4%
---------------------------------------------------------------------------------------------------
Best Buy Co., Inc.^                                                      40,000      $    1,906,400
Lowe's Cos., Inc.^                                                      175,560          11,290,264
PETsMART, Inc.^                                                         182,980           4,715,395
Staples, Inc.                                                           213,700           4,692,853
                                                                                     --------------
                                                                                     $   22,604,912
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.1%
---------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR, "L"                                    465,100      $   10,232,200
---------------------------------------------------------------------------------------------------
Telephone Services - 1.1%
---------------------------------------------------------------------------------------------------
Sprint Nextel Corp.^                                                    389,350      $   10,095,846
---------------------------------------------------------------------------------------------------
Trucking - 0.6%
---------------------------------------------------------------------------------------------------
FedEx Corp.                                                              67,560      $    5,502,086
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.4%
---------------------------------------------------------------------------------------------------
AES Corp.^*                                                             250,000      $    3,935,000
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $843,006,264)                      $ 893,175,171
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 21.6%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                     200,568,378      $  200,568,378
---------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.8%
---------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------
Morgan Stanley, 3.58%, dated 8/31/05, due 9/01/05, total to be received $16,639,655 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost  $  16,638,000      $   16,638,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,060,212,642)(+)                               $1,110,381,549
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (19.8)%                                               (183,359,062)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $  927,022,487
---------------------------------------------------------------------------------------------------

(+) As of August 31, 2005, the fund had eight securities representing $51,793,400 and 5.6% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
  * Non-income producing security.
  ^ All or a portion of this security is on loan.

Abbreviations:

ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 8/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $196,110,739 of securities
on loan (identified cost, $1,060,212,642)                        $1,110,381,549
Cash                                                                        478
Receivable for investments sold                                      30,424,779
Receivable for fund shares sold                                         550,375
Interest and dividends receivable                                     1,050,179
Other assets                                                              4,271
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,142,411,631
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $11,653,087
Payable for fund shares reacquired                                    2,347,018
Collateral for securities loaned, at value                          200,568,378
Payable to affiliates
  Management fee                                                         16,318
  Shareholder servicing costs                                           324,065
  Distribution and service fees                                          13,794
  Administrative services fee                                               296
  Retirement plan administration and services fees                           12
Accrued expenses and other liabilities                                  466,176
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $215,389,144
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $927,022,487
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,202,048,936
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          50,156,599
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (325,139,337)
Accumulated net investment loss                                         (43,711)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $927,022,487
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    55,725,377
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $632,209,426
  Shares outstanding                                                 37,592,131
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.82
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.82)                                                    $17.85
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $201,513,122
  Shares outstanding                                                 12,412,200
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.24
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $82,182,342
  Shares outstanding                                                  5,062,367
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.23
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,816,248
  Shares outstanding                                                    222,080
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.18
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $5,904,404
  Shares outstanding                                                    352,129
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.77
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $79,808
  Shares outstanding                                                      4,918
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.23
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $436,678
  Shares outstanding                                                     26,879
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.25
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $774,330
  Shares outstanding                                                     46,365
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.70
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,031
  Shares outstanding                                                      3,154
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.81
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,098
  Shares outstanding                                                      3,154
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.83
-------------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 8/31/05

NET INVESTMENT LOSS
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $7,962,439
  Interest                                                               624,894
  Foreign taxes withheld                                                 (57,138)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $8,530,195
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $5,346,780
  Distribution and service fees                                        4,049,123
  Shareholder servicing costs                                          1,188,243
  Administrative services fee                                             74,091
  Retirement plan administration and services fees                           716
  Trustees' compensation                                                  39,284
  Custodian fee                                                          228,183
  Printing                                                               126,150
  Postage                                                                 71,038
  Auditing fees                                                           29,124
  Legal fees                                                              46,209
  Shareholder solicitation expenses                                       99,586
  Miscellaneous                                                          127,224
-------------------------------------------------------------------------------------------------------
Total expenses                                                                             $11,425,751
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (75,961)
  Reduction of expenses by investment adviser                           (714,737)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                               $10,635,053
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $(2,104,858)
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $152,652,182
  Foreign currency transactions                                         (131,323)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $152,520,859
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $(56,252,391)
  Translation of assets and liabilities in foreign currencies            (12,345)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(56,264,736)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $96,256,123
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $94,151,265
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                                2005                     2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                               $(2,104,858)              $(5,201,107)
Net realized gain (loss) on investments and foreign
currency transactions                                             152,520,859                69,898,609
Net unrealized gain (loss) on investments and foreign
currency translation                                              (56,264,736)              (47,792,510)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $94,151,265               $16,904,992
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $191,397,865             $(144,281,991)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                        $3,489                    $1,504
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $285,552,619             $(127,375,495)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           $641,469,868              $768,845,363
At end of period (including accumulated net investment loss
of $43,711 and $34,107, respectively)                            $927,022,487              $641,469,868
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

     The financial highlights table is intended to help you understand the fund's financial  performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share.
The total returns in the table  represent  the rate by which an investor  would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report,  together with the fund's financial statements,  are included in this report.

CLASS A
                                                                          YEARS ENDED 8/31
                                        ------------------------------------------------------------------------------------
                                              2005=             2004=               2003              2002              2001
Net asset value, beginning of period         $14.71            $14.41             $13.22            $16.89            $27.51
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                        $(0.01)           $(0.07)            $(0.07)           $(0.12)           $(0.11)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     2.12              0.37               1.26             (3.55)            (9.73)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $2.11             $0.30              $1.19            $(3.67)           $(9.84)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                  $--               $--                $--               $--            $(0.78)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $16.82            $14.71             $14.41            $13.22            $16.89
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                          14.34***           2.08***+           9.00            (21.73)           (36.57)***
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##           1.38              1.41               1.42              1.43              1.57
Expenses after expense reductions##            1.28              1.36               1.42              1.47^^            1.52
Net investment loss                           (0.08)            (0.47)             (0.52)            (0.76)            (0.56)
Portfolio turnover (%)                          184               261                312               257               283
Net assets at end of period
(000 Omitted)                              $632,209          $404,511           $496,271          $417,986          $111,062
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                          YEARS ENDED 8/31
                                         -----------------------------------------------------------------------------------
                                               2005=             2004=               2003              2002             2001

Net asset value, beginning of period          $14.30            $14.09             $13.01            $16.72           $27.41
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                         $(0.11)           $(0.16)            $(0.15)           $(0.22)          $(0.23)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      2.05              0.37               1.23             (3.49)           (9.70)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $1.94             $0.21              $1.08            $(3.71)          $(9.93)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions              $--               $--                $--               $--           $(0.76)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $16.24            $14.30             $14.09            $13.01           $16.72
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                           13.57***           1.49***+           8.22            (22.13)          (37.01)***
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            2.03              2.05               2.07              2.08             2.22
Expenses after expense reductions##             1.93              2.00               2.07              2.12^^           2.17
Net investment loss                            (0.73)            (1.11)             (1.18)            (1.41)           (1.20)
Portfolio turnover (%)                           184               261                312               257              283
Net assets at end of period
(000 Omitted)                               $201,513          $138,226           $155,602          $114,619          $68,839
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                            YEARS ENDED 8/31
                                            --------------------------------------------------------------------------------
                                                 2005=            2004=               2003             2002             2001
Net asset value, beginning of period            $14.30           $14.10             $13.02           $16.73           $27.43
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                           $(0.11)          $(0.16)            $(0.15)          $(0.22)          $(0.23)
  Net realized and unrealized gain (loss)
  on investments and foreign currency             2.04             0.36               1.23            (3.49)           (9.70)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $1.93            $0.20              $1.08           $(3.71)          $(9.93)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                $--              $--                $--              $--           $(0.77)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $16.23           $14.30             $14.10           $13.02           $16.73
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                             13.50***          1.42***+           8.29           (22.18)          (36.99)***
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##              2.03             2.05               2.07             2.08             2.22
Expenses after expense reductions##               1.93             2.00               2.07             2.12^^           2.17
Net investment loss                              (0.69)           (1.12)             (1.18)           (1.41)           (1.20)
Portfolio turnover (%)                             184              261                312              257              283
Net assets at end of period
(000 Omitted)                                  $82,182          $91,225           $110,786          $82,441          $45,879
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                            YEARS ENDED 8/31
                                             -------------------------------------------------------------------------------
                                                  2005=            2004=              2003             2002             2001
Net asset value, beginning of period             $14.98           $14.63            $13.37           $17.01           $27.63
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                    $0.05           $(0.02)           $(0.02)          $(0.06)          $(0.03)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              2.15             0.37              1.28            (3.58)           (9.80)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $2.20            $0.35             $1.26           $(3.64)          $(9.83)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                     $--              $--               $--              $--           $(0.79)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $17.18           $14.98            $14.63           $13.37           $17.01
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                 14.69***          2.39***+          9.42           (21.40)          (36.39)***
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.02             1.06              1.07             1.08             1.20
Expenses after expense reductions##                0.92             1.01              1.07             1.12^^           1.15
Net investment income (loss)                       0.32            (0.11)            (0.16)           (0.39)           (0.14)
Portfolio turnover (%)                              184              261               312              257              283
Net assets at end of period (000 Omitted)        $3,816           $4,136            $4,317           $4,403           $7,381
----------------------------------------------------------------------------------------------------------------------------

CLASS R (FORMERLY CLASS R1)
                                                                                   YEARS ENDED 8/31
                                                                 -----------------------------------------------------
                                                                       2005=                2004=               2003**
Net asset value, beginning of period                                  $14.69               $14.41               $12.35
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                 $(0.04)              $(0.09)              $(0.08)
  Net realized and unrealized gain on investments and
  foreign currency                                                      2.12                 0.37                 2.14^
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.08                $0.28                $2.06
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $16.77               $14.69               $14.41
----------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                      14.16***              1.94***+            16.68++
----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                    1.54                 1.56                 1.65+
Expenses after expense reductions##                                     1.44                 1.51                 1.65+
Net investment loss                                                    (0.25)               (0.60)               (0.82)+
Portfolio turnover (%)                                                   184                  261                  312
Net assets at end of period (000 Omitted)                             $5,904               $3,266               $1,869
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                         CLASS R1               CLASS R2
                                                                        YEAR ENDED              YEAR ENDED
                                                                         8/31/05**              8/31/05**
Net asset value, beginning of period                                     $15.35                  $15.35
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.08)                 $(0.04)
  Net realized and unrealized gain on investments and
  foreign currency                                                         0.96^                   0.94^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.88                   $0.90
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.23                  $16.25
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       5.73++                  5.86++
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.35+                   2.04+
Expenses after expense reductions##                                        2.25+                   1.94+
Net investment loss                                                       (1.21)+                 (0.67)+
Portfolio turnover (%)                                                      184                     184
Net assets at end of period (000 Omitted)                                   $80                    $437
-------------------------------------------------------------------------------------------------------

CLASS R3 (FORMERLY CLASS R2)
                                                                                  YEARS ENDED 8/31
                                                                          --------------------------------
                                                                                2005=              2004=**

Net asset value, beginning of period                                           $14.67               $14.63###
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------
  Net investment loss                                                          $(0.06)              $(0.06)
  Net realized and unrealized gain on investments and
  foreign currency                                                               2.09                 0.10^
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                $2.03                $0.04
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $16.70               $14.67
----------------------------------------------------------------------------------------------------------
Total return (%)&***                                                            13.84                 0.27###+++
----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                             1.82                 1.95+
Expenses after expense reductions##                                              1.72                 1.90+
Net investment loss                                                             (0.48)               (0.48)+
Portfolio turnover (%)                                                            184                  261
Net assets at end of period (000 Omitted)                                        $774                 $105
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                         CLASS R4               CLASS R5
                                                                        YEAR ENDED             YEAR ENDED
                                                                         8/31/05**              8/31/05**
Net asset value, beginning of period                                     $15.85                  $15.85
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.03)                 $(0.01)
  Net realized and unrealized gain on investments and
  foreign currency                                                         0.99^                   0.99^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.96                   $0.98
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.81                  $16.83
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       6.06++                  6.18++
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.56+                   1.26+
Expenses after expense reductions##                                        1.46+                   1.16+
Net investment loss                                                       (0.41)+                 (0.11)+
Portfolio turnover (%)                                                      184                     184
Net assets at end of period (000 Omitted)                                   $53                     $53
-------------------------------------------------------------------------------------------------------

 ** For the period from the class'  inception,  December 31, 2002 (Class R), October 31, 2003 (Class R3)
    and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower. + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares  outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return  previously  reported as $14.64 and 0.20% (Class R3), have been revised to reflect  the net asset  value from the day prior to the class'  inception  date.  The net asset values and total returns  previously  reported were from  inception  date,  the date the share classes were first available to public shareholders.
  ^ The per share amount is not in  accordance  with the net realized and  unrealized  gain/loss for the period  because of the  timing of sales of fund  shares  and the  amount of per share  realized  and unrealized gains and losses at such time.
 ^^ Ratio includes a reimbursement  fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(+) Total returns do not include any applicable sales charges.
  & From  time to time the  fund  may  receive  proceeds  from  litigation  settlements,  without  which performance would be lower.
  + The fund's net asset value and total return calculation include a non-recurring  accrual recorded as a result of an administrative  proceeding  regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  = Redemption  fees charged by the fund during this period  resulted in a per share impact of less than
    $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Core Growth Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended August 31, 2005, the fund's custodian fees were reduced by $21,835 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended August 31, 2005, the fund's miscellaneous expenses were reduced by $54,126 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses, capital loss carryforward assumed as a result of the acquisition, and wash sales.

The fund paid no distributions for the years ended August 31, 2005 and August 31, 2004.

During the year ended August 31, 2005, accumulated net investment loss decreased by $2,095,254, accumulated net realized loss on investments and foreign currency transactions increased by $300,597,737, and paid-in capital increased by $298,502,483 due to differences between book and tax accounting for foreign currency transactions, net operating losses, and capital loss carryforward and wash sale loss deferrals assumed as a result of the acquisition. This change had no effect on the net assets or net asset value per share.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                     $(316,413,027)
          Unrealized appreciation (depreciation)           41,899,671
          Other temporary differences                        (513,093)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          August 31, 2008                               $(82,754,624)
          August 31, 2009                               (161,321,462)
          August 31, 2010                                (25,708,026)
          August 31, 2011                                (46,628,915)
          ----------------------------------------------------------
          Total                                        $(316,413,027)

The availability of a portion of the capital loss carryforwards, which were acquired on June 3, 2005 in connection with the MFS Large Cap Growth Fund merger, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended August 31, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $51,691 for the year ended August 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE

Class A                          0.10%            0.25%            0.35%          0.35%           $31,876        $1,623,948
Class B                          0.75%            0.25%            1.00%          1.00%             1,116         1,531,573
Class C                          0.75%            0.25%            1.00%          1.00%             1,041           869,071
Class R                          0.25%            0.25%            0.50%          0.50%                15            23,333
Class R1                         0.50%            0.25%            0.75%          0.75%                93               227
Class R2                         0.25%            0.25%            0.50%          0.50%                62               225
Class R3                         0.25%            0.25%            0.50%          0.50%                27               692
Class R4                            --            0.25%            0.25%          0.25%                31                54
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $4,049,123

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2005 based on each class' average daily net assets.
(3) For the year ended August 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2005 were as follows:

                                                  AMOUNT

          Class A                                $19,069
          Class B                               $347,578
          Class C                                 $5,599

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $742,773, which equated to 0.1041% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2005, these costs amounted to $364,560.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0104% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended August 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                        AMOUNT
                                                    FEE      TOTAL    RETAINED
                                                   RATE     AMOUNT      BY MFS

Class R1                                          0.45%       $136        $105
Class R2                                          0.40%        180         132
Class R3 (formerly Class R2)                      0.25%        346         175
Class R4                                          0.15%         32          11
Class R5                                          0.10%         22          19
------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                               $716        $442

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $19,683. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $3,203. Both amounts are included in Trustees compensation for the year ended August 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,489, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $589,873 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,263,327,719 and $1,428,275,766, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $1,068,481,878
          ---------------------------------------------------------
          Gross unrealized appreciation                 $59,605,147
          Gross unrealized depreciation                 (17,705,476)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)    $41,899,671

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 8/31/05                Year ended 8/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                  6,045,043       $96,257,424      10,626,969      $158,101,180
Shares issued in connection with
acquisition of MFS Large Cap
Growth Fund                                 15,966,412       260,252,510              --                --
Shares reacquired                          (11,909,431)     (190,911,285)    (17,569,674)     (262,111,271)
----------------------------------------------------------------------------------------------------------
Net change                                  10,102,024      $165,598,649      (6,942,705)    $(104,010,091)

CLASS B SHARES
Shares sold                                    824,699       $12,849,738       2,054,497       $29,865,095
Shares issued in connection with
acquisition of MFS Large Cap
Growth Fund                                  4,980,471        78,492,230              --                --
Shares reacquired                           (3,061,054)      (47,687,100)     (3,426,834)      (49,782,232)
----------------------------------------------------------------------------------------------------------
Net change                                   2,744,116       $43,654,868      (1,372,337)     $(19,917,137)

CLASS C SHARES
Shares sold                                    733,441       $11,311,540       1,747,376       $25,401,296
Shares reacquired                           (2,051,435)      (31,628,141)     (3,226,826)      (46,906,587)
----------------------------------------------------------------------------------------------------------
Net change                                  (1,317,994)     $(20,316,601)     (1,479,450)     $(21,505,291)

CLASS I SHARES
Shares sold                                     36,183          $585,957          39,694          $605,358
Shares issued in connection with
acquisition of MFS Large Cap
Growth Fund                                      2,991            49,763              --                --
Shares reacquired                              (93,157)       (1,502,028)        (58,806)         (894,652)
----------------------------------------------------------------------------------------------------------
Net change                                     (53,983)        $(866,308)        (19,112)        $(289,294)

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                    216,408        $3,447,630         320,957        $4,749,392
Shares reacquired                              (86,556)       (1,385,040)       (228,340)       (3,418,826)
----------------------------------------------------------------------------------------------------------
Net change                                     129,852        $2,062,590          92,617        $1,330,566

                                              Period ended 8/31/05**
                                             SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                      5,484           $84,854
Shares reacquired                                 (566)           (9,209)
------------------------------------------------------------------------
Net change                                       4,918           $75,645

CLASS R2 SHARES

Shares sold                                     26,881          $437,516
Shares reacquired                                   (2)              (39)
------------------------------------------------------------------------
Net change                                      26,879          $437,477

                                                Year ended 8/31/05              Period ended 8/31/04*
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                     42,062          $697,441          13,975          $213,149
Shares reacquired                               (2,868)          (45,896)         (6,804)         (103,893)
----------------------------------------------------------------------------------------------------------
Net change                                      39,194          $651,545           7,171          $109,256

                                              Period ended 8/31/05**
                                             SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                      3,154           $50,000

CLASS R5 SHARES
Shares sold                                      3,154           $50,000

 * For the period from October 31, 2003, through August 31, 2004.
** For the period from April 1, 2005, through August 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005 was $4,536, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended August 31, 2005.

(7) ACQUISITIONS

At close of business on June 3, 2005, the fund acquired all of the assets and liabilities of MFS Large Cap Growth Fund pursuant to a plan of reorganization approved by the MFS Large Cap Growth Fund shareholders on May 17, 2005. The acquisition was accomplished by a tax-free exchange of 20,949,874 shares of the fund (valued at $338,794,503) for all of the assets and liabilities of MFS Large Cap Growth Fund. MFS Large Cap Growth Fund then converted all of its outstanding shares for shares of the fund and distributed those shares to its shareholders. MFS Large Cap Growth Fund's net assets on that date were $338,794,503, including $39,750,917 of unrealized appreciation, $1,382,225 of accumulated net investment loss, and $300,727,128 of accumulated net realized loss on investments and foreign currency transactions. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $960,823,462.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust I and Shareholders of MFS Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of MFS Core Growth Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Core Growth Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        ERNST & YOUNG LLP

Boston, Massachusetts
October 11, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of Series Trust I, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                       NUMBER OF DOLLARS
                         -----------------------------------------------
NOMINEE                       AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.    $8,025,286,508.56         $117,939,292.78
--------------------------------------------------------------------------
David H. Gunning           8,030,402,677.64          112,823,123.70
--------------------------------------------------------------------------
William R. Gutow           8,027,523,726.27          115,702,075.07
--------------------------------------------------------------------------
Michael Hegarty            8,021,162,525.49          122,063,275.85
--------------------------------------------------------------------------
J. Atwood Ives             8,024,062,680.07          119,163,121.27
--------------------------------------------------------------------------
Amy B. Lane                8,019,792,882.59          123,432,918.75
--------------------------------------------------------------------------
Robert J. Manning          8,030,980,361.78          112,245,439.56
--------------------------------------------------------------------------
Lawrence T. Perara         8,025,935,401.12          117,290,400.22
--------------------------------------------------------------------------
Robert C. Pozen            8,031,655,470.25          111,570,331.09
--------------------------------------------------------------------------
J. Dale Sherratt           8,027,226,595.42          115,999,205.92
--------------------------------------------------------------------------
Laurie J. Thomsen          8,019,388,506.87          123,837,294.47
--------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------      -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
                                                                       (born 08/08/46) Company, Chairman
                                                                       (since February 2004); Harvard Law
                                                                       School (education), John Olin Visiting
                                                                       Professor (since July 2002); Secretary
                                                                       of Economic Affairs, The Commonwealth
                                                                       of Massachusetts (January 2002 to
                                                                       December 2002); Fidelity Investments,
                                                                       Vice Chairman (June 2000 to December
                                                                       2001); Fidelity Management & Research
                                                                       Company (investment adviser), President
                                                                       (March 1997 to July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and Chief
                                                                       Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since April
                                                                       2001); Encinitos Ventures (private
                                                                       investment company), Principal (1997 to
                                                                       April 2001); Lincoln Electric Holdings,
                                                                       Inc. (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video franchise),
                                                                       Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating Officer
                                                                       (until May 2001); The Equitable Life
                                                                       Assurance Society (insurance),
                                                                       President and Chief Operating Officer
                                                                       (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group, Inc.
                                                                       (book and music retailer), Director;
                                                                       Federal Realty Investment Trust (real
                                                                       estate investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                        specialists), President; Wellfleet
                                                                       Investments (investor in health care
                                                                       companies), Managing General Partner
                                                                       (since 1993); Cambridge Nutraceuticals
                                                                       (professional nutritional products),
                                                                       Chief Executive Officer (until May
                                                                       2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until June
                                                                       2004); St. Paul Travelers Companies
                                                                       (commercial property liability
                                                                       insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP, Partner
                                                                       (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law firm),
                                                                       Associate (prior to April 2003); Nvest
                                                                       Services Company, Assistant Vice
                                                                       President and Associate Counsel (prior
                                                                       to January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary (since
                                                                       April 2004); Hale and Dorr LLP (law
                                                                       firm), Partner (prior to April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                           2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January 2001
                                                                       to June 2005); State Street Bank, Vice
                                                                       President and Corporate Audit Manager
                                                                       (prior to January 2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance Officer
                                                                       (September 2004 to August 2005), Senior
                                                                       Attorney (prior to September 2004);
                                                                       John Hancock Group of Funds, Vice
                                                                       President and Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment Management
                                                                       Company, Vice President (prior to May
                                                                       2005)
Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance Program
                                                                       (January to April 2004); Fidelity
                                                                       Research & Management Company,
                                                                       Assistant General Counsel (prior to
                                                                       January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock Advisers,
                                                                       LLC, Senior Vice President, Secretary
                                                                       and Chief Legal Officer (prior to April
                                                                       2005); John Hancock Group of Funds,
                                                                       Senior Vice President, Secretary and
                                                                       Chief Legal Officer (prior to April
                                                                       2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm), Associate
                                                                       (January 2001 to June 2004); Preti,
                                                                       Flaherty, Beliveau, Pachios & Haley,
                                                                       LLC, Associate (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting services),
                                                                       Executive Vice President (April 2003 to
                                                                       June 2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative Officer
                                                                       and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS
Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Stephen Pesek

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 62nd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 20th percentile for the one-year period and the 34th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense reductions, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             CGF-ANN-10/05 86M

MFS(R) NEW DISCOVERY FUND                                          8/31/05

ANNUAL REPORT
--------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             16
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    29
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           38
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   39
---------------------------------------------------
TRUSTEES AND OFFICERS                            40
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    45
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            49
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   49
---------------------------------------------------
FEDERAL TAX INFORMATION                          49
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.9%
              Cash & Other Net Assets                     0.1%

              TOP TEN HOLDINGS

              Aspect Medical Systems, Inc.                2.5%
              ------------------------------------------------
              Cognex Corp.                                2.1%
              ------------------------------------------------
              TIBCO Software, Inc.                        2.0%
              ------------------------------------------------
              Strayer Education, Inc.                     1.8%
              ------------------------------------------------
              MSC Industrial Direct Co., Inc., "A"        1.8%
              ------------------------------------------------
              Activision, Inc.                            1.8%
              ------------------------------------------------
              MicroStrategy, Inc., "A"                    1.8%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           1.7%
              ------------------------------------------------
              THQ, Inc.                                   1.6%
              ------------------------------------------------
              Cytyc Corp.                                 1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                26.3%
              ------------------------------------------------
              Technology                                 21.3%
              ------------------------------------------------
              Special Products & Services                14.3%
              ------------------------------------------------
              Leisure                                     9.8%
              ------------------------------------------------
              Industrial Goods & Services                 8.6%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Financial Services                          6.7%
              ------------------------------------------------
              Basic Materials                             2.4%
              ------------------------------------------------
              Autos & Housing                             2.1%
              ------------------------------------------------
              Consumer Staples                            1.3%
              ------------------------------------------------
              Energy                                      0.2%
              ------------------------------------------------

Percentages are based on net assets as of 8/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2005, Class A shares of the MFS New Discovery Fund had a total return of 24.54%, at net asset value. In comparison, the fund's benchmark, the Russell 2000 Growth Index, returned 23.51%.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the health care, industrial goods and services, and leisure sectors aided relative performance over the reporting period. Several health care positions were among the fund's top contributors which included medical equipment companies Aspect Medical Systems, Ventana Medical Systems, FoxHollow Technologies*, and Thoratec.

Within the leisure sector, our holdings in video game makers THQ and Activision, which is not a benchmark constituent, and slot machine manufacturer WMS Industries* benefited performance as each had strong gains over the period. Although security selection in industrial goods and services significantly contributed to relative results, no individual holdings were among the fund's greatest contributors.

Other securities that positively impacted relative results included business software firm MicroStrategy, Internet software company Macromedia*, which is not held in the benchmark, and urban fashion apparel chain Citi Trends.

DETRACTORS FROM PERFORMANCE

Energy, special products and services, and consumer staples were the greatest detracting sectors during the reporting period. For energy, our underweighted position in the strong-performing sector and, to a lesser extent, security selection hurt relative performance.

Security selection in the special products and services sector also hurt relative results. Within this sector, our positions in relocation services company SIRVA and market research firm Harris Interactive detracted from performance as both stocks underperformed the benchmark. Stock selection in the consumer staples sector was also a drag on performance with frozen foods manufacturer CoolBrands*, which is not a benchmark constituent, among the top detractors.

Elsewhere, our positioning in business to business and e-commerce software vendor Ariba*, semiconductor firm Silicon Laboratories*, dermatological pharmaceutical company Medicis Pharmaceuticals, and media company Gemstar-TV Guide* hindered results. Additionally, our holdings in chip makers AudioCodes* and Zarlink Semiconductor*, neither of which are benchmark constituents, significantly detracted as both stocks declined over the period.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the primary benchmark, holding cash hurt performance versus our benchmark, which has no cash position.

* Security was not held in the portfolio at period-end.

Respectfully,

Thomas Wetherald
Portfolio Manager

Note to Shareholders: Effective May 1, 2005, Thomas H. Wetherald became the sole portfolio manager of the fund. Previously, Camille H. Lee had co-managed the fund with Mr. Wetherald.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2005. Index information is from January 1, 1997.)

                         MFS New Discovery    Russell 2000
                          Fund -- Class A     Growth Index

            1/97             $ 9,425           $10,000
            8/97              12,318            11,394
            8/98              11,718             8,396
            8/99              16,222            12,033
            8/00              28,653            16,734
            8/01              22,242            10,887
            8/02              16,493             8,054
            8/03              20,042            10,865
            8/04              18,611            11,232
            8/05              23,178            13,873

TOTAL RETURNS THROUGH 8/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr        Life*
-----------------------------------------------------------------------------
        A                 1/02/97             24.54%       -4.15%      10.95%
-----------------------------------------------------------------------------
        B                11/03/97             23.76%       -4.78%      10.31%
-----------------------------------------------------------------------------
        C                11/03/97             23.82%       -4.78%      10.32%
-----------------------------------------------------------------------------
        I                 1/02/97             24.98%       -3.81%      11.34%
-----------------------------------------------------------------------------
        R**              12/31/02             24.37%       -4.22%      10.90%
-----------------------------------------------------------------------------
       R1                 4/01/05             24.04%       -4.23%      10.90%
-----------------------------------------------------------------------------
       R2                 4/01/05             24.12%       -4.22%      10.91%
-----------------------------------------------------------------------------
       R3**              10/31/03             24.13%       -4.29%      10.86%
-----------------------------------------------------------------------------
       R4                 4/01/05             24.46%       -4.16%      10.94%
-----------------------------------------------------------------------------
       R5                 4/01/05             24.61%       -4.14%      10.96%
-----------------------------------------------------------------------------
      529A                7/31/02             24.20%       -4.29%      10.86%
-----------------------------------------------------------------------------
      529B                7/31/02             23.43%       -4.67%      10.60%
-----------------------------------------------------------------------------
      529C                7/31/02             23.41%       -4.69%      10.59%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
-----------------------------------------------------------------------------
Average small-cap growth fund+                24.16%       -3.48%       7.42%
-----------------------------------------------------------------------------
Russell 2000 Growth Index#                    23.51%       -3.68%       3.85%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------------------
        A                                     17.38%       -5.28%      10.19%
-----------------------------------------------------------------------------
        B                                     19.76%       -5.10%      10.31%
-----------------------------------------------------------------------------
        C                                     22.82%       -4.78%      10.32%
-----------------------------------------------------------------------------
      529A                                    17.06%       -5.42%      10.10%
-----------------------------------------------------------------------------
      529B                                    19.43%       -4.98%      10.60%
-----------------------------------------------------------------------------
      529C                                    22.41%       -4.69%      10.59%
-----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

 * For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2005. Index information is from January 1, 1997.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares" and Class R2 shares have been renamed "Class R3 shares."
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 2000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the small-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     3/01/05-
Share Class                 Ratio       3/01/05         8/31/05        8/31/05
--------------------------------------------------------------------------------
           Actual            1.47%    $1,000.00       $1,077.40        $ 7.70
    A      ---------------------------------------------------------------------
           Hypothetical*     1.47%    $1,000.00       $1,017.80        $ 7.48
--------------------------------------------------------------------------------
           Actual            2.12%    $1,000.00       $1,074.30        $11.08
    B     ----------------------------------------------------------------------
           Hypothetical*     2.12%    $1,000.00       $1,014.52        $10.76
--------------------------------------------------------------------------------
           Actual            2.12%    $1,000.00       $1,074.20        $11.08
    C      ---------------------------------------------------------------------
           Hypothetical*     2.12%    $1,000.00       $1,014.52        $10.76
--------------------------------------------------------------------------------
           Actual            1.14%    $1,000.00       $1,079.20        $ 5.97
    I      ---------------------------------------------------------------------
           Hypothetical*     1.14%    $1,000.00       $1,019.46        $ 5.80
--------------------------------------------------------------------------------
    R      Actual            1.62%    $1,000.00       $1,077.00        $ 8.48
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*     1.62%    $1,000.00       $1,017.04        $ 8.24
--------------------------------------------------------------------------------
           Actual            2.34%    $1,000.00       $1,073.10        $12.23
    R1     ---------------------------------------------------------------------
           Hypothetical*     2.34%    $1,000.00       $1,013.41        $11.88
--------------------------------------------------------------------------------
           Actual            2.04%    $1,000.00       $1,073.70        $10.66
    R2     ---------------------------------------------------------------------
           Hypothetical*     2.04%    $1,000.00       $1,014.92        $10.36
--------------------------------------------------------------------------------
    R3     Actual            1.87%    $1,000.00       $1,075.20        $ 9.78
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*     1.87%    $1,000.00       $1,015.78        $ 9.50
--------------------------------------------------------------------------------
           Actual            1.55%    $1,000.00       $1,076.70        $ 8.11
    R4     ---------------------------------------------------------------------
           Hypothetical*     1.55%    $1,000.00       $1,017.39        $ 7.88
--------------------------------------------------------------------------------
           Actual            1.24%    $1,000.00       $1,078.00        $ 6.49
    R5     ---------------------------------------------------------------------
           Hypothetical*     1.24%    $1,000.00       $1,018.95        $ 6.31
--------------------------------------------------------------------------------
           Actual            1.72%    $1,000.00       $1,075.90        $ 9.00
  529A     ---------------------------------------------------------------------
           Hypothetical*     1.72%    $1,000.00       $1,016.53        $ 8.74
--------------------------------------------------------------------------------
           Actual            2.37%    $1,000.00       $1,072.00        $12.38
  529B     ---------------------------------------------------------------------
           Hypothetical*     2.37%    $1,000.00       $1,013.26        $12.03
--------------------------------------------------------------------------------
           Actual            2.37%    $1,000.00       $1,072.00        $12.38
  529C     ---------------------------------------------------------------------
           Hypothetical*     2.37%    $1,000.00       $1,013.26        $12.03
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 99.9%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
---------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                               47,440       $    2,201,216
Maidenform Brands, Inc.*                                               162,090            2,674,485
                                                                                     --------------
                                                                                     $    4,875,701
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.9%
---------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"^                                       229,810       $    5,423,516
Collegiate Funding Services, Inc.^*                                    329,118            4,900,567
FirstCity Financial Corp.^*                                            131,660            1,468,009
Intervest Bancshares Corp.^*                                            68,780            1,471,204
Investors Financial Services Corp.^                                    259,000            9,096,080
MetroCorp Bancshares, Inc.                                              71,015            1,679,505
Nelnet, Inc., "A"*                                                      15,900              569,220
New York Community Bancorp, Inc.                                       167,000            2,935,860
Signature Bank*                                                        441,200           13,231,588
Sterling Bancshares, Inc.^                                             558,920            8,378,211
                                                                                     --------------
                                                                                     $   49,153,760
---------------------------------------------------------------------------------------------------
Biotechnology - 3.9%
---------------------------------------------------------------------------------------------------
Advanced Life Sciences Holdings*                                       309,200       $    1,620,208
Affymetrix, Inc.^*                                                     121,480            6,012,045
Applera Corp.*                                                         402,260            4,722,532
CV Therapeutics, Inc.^*                                                183,980            4,998,737
Cypress Bioscience, Inc.^*                                              74,090            1,019,478
Encysive Pharmaceuticals, Inc.^*                                       352,220            4,360,484
Gen-Probe, Inc.*                                                       197,090            8,971,537
Keryx Biopharmaceuticals, Inc.^*                                       150,970            2,530,257
Neurochem, Inc.^*                                                      147,370            1,680,018
Vertex Pharmaceuticals, Inc.*                                          168,540            3,101,136
                                                                                     --------------
                                                                                     $   39,016,432
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.9%
---------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                            142,180       $    4,654,973
R.H. Donnelley Corp.*                                                  115,022            7,394,764
Radio One, Inc., "A"*                                                  517,490            7,286,259
                                                                                     --------------
                                                                                     $   19,335,996
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
---------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.^*                                       50,090       $    3,637,035
Janus Capital Group, Inc.^                                             226,010            3,193,521
MarketAxess Holdings, Inc.^*                                           322,920            3,613,475
                                                                                     --------------
                                                                                     $   10,444,031
---------------------------------------------------------------------------------------------------
Business Services - 11.5%
---------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.^*                                          162,230       $    6,825,016
Bright Horizons Family Solutions, Inc.^*                               180,170            7,084,284
Concur Technologies, Inc.^*                                            396,340            4,696,629
Corporate Executive Board Co.^                                         102,770            8,300,733
CoStar Group, Inc.^*                                                   203,390            9,510,516
Euronet Worldwide, Inc.^*                                              258,100            7,231,962
Getty Images, Inc.^*                                                    64,840            5,549,656
Harris Interactive, Inc.*                                            1,708,570            7,175,994
Heartland Payment Systems, Inc.*                                       250,530            6,358,451
Hewitt Associates, Inc., "A"^*                                         268,300            7,780,700
SIRVA, Inc.^*                                                          953,990            9,625,759
Stamps.com, Inc.^*                                                     137,040            2,377,644
Ultimate Software Group, Inc.^*                                        622,610           11,362,633
Universal Technical Institute, Inc.*                                   368,920           11,809,129
Wright Express Corp.*                                                  411,540            9,053,880
                                                                                     --------------
                                                                                     $  114,742,986
---------------------------------------------------------------------------------------------------
Chemicals - 0.9%
---------------------------------------------------------------------------------------------------
Nalco Holding Co.^*                                                    290,400       $    5,314,320
UAP Holding Corp.^                                                     212,770            3,651,133
                                                                                     --------------
                                                                                     $    8,965,453
---------------------------------------------------------------------------------------------------
Computer Software - 7.6%
---------------------------------------------------------------------------------------------------
Kronos, Inc.^*                                                         170,090       $    7,370,000
MicroStrategy, Inc., "A"^*                                             226,280           17,423,560
NAVTEQ Corp.^*                                                         168,920            7,861,537
Open Solutions, Inc.^*                                                 552,190           12,468,450
Opsware, Inc.^*                                                      2,240,170           10,349,585
TIBCO Software, Inc.^*                                               2,652,300           20,263,572
                                                                                     --------------
                                                                                     $   75,736,704
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.3%
---------------------------------------------------------------------------------------------------
National Instruments Corp.^                                            445,620       $   12,651,152
---------------------------------------------------------------------------------------------------
Construction - 1.3%
---------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.^                                               861,220       $    9,714,562
Trex Co., Inc.^*                                                       154,100            3,715,351
                                                                                     --------------
                                                                                     $   13,429,913
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
---------------------------------------------------------------------------------------------------
Career Education Corp.^*                                               108,280       $    4,244,576
Corinthian Colleges, Inc.^*                                            267,797            3,395,666
PlanetOut, Inc.^*                                                      214,130            1,772,996
Strayer Education, Inc.^                                               182,280           18,395,698
                                                                                     --------------
                                                                                     $   27,808,936
---------------------------------------------------------------------------------------------------
Containers - 0.6%
---------------------------------------------------------------------------------------------------
Sealed Air Corp.^*                                                     118,600       $    6,018,950
---------------------------------------------------------------------------------------------------
Electrical Equipment - 4.0%
---------------------------------------------------------------------------------------------------
Dionex Corp.^*                                                         233,170       $   12,288,059
Littelfuse, Inc.^*                                                     319,740            8,895,167
MSC Industrial Direct Co., Inc., "A"^                                  519,870           18,195,450
                                                                                     --------------
                                                                                     $   39,378,676
---------------------------------------------------------------------------------------------------
Electronics - 10.0%
---------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                        653,020       $    6,660,804
Amphenol Corp., "A"                                                    117,780            4,995,050
Applied Films Corp.^*                                                  678,530           15,355,134
ARM Holdings PLC                                                     3,641,300            7,581,685
Dolby Laboratories, Inc., "A"*                                           5,590               89,440
DSP Group, Inc.^*                                                      526,894           13,419,990
DTS, Inc.^*                                                            139,110            2,549,886
Entegris, Inc.*                                                        680,266            7,122,385
FormFactor, Inc.^*                                                     336,130            9,132,652
Lipman Electronic Engineering Ltd.*                                    217,552            6,946,435
PMC-Sierra, Inc.^*                                                   1,201,090           10,185,243
SanDisk Corp.^*                                                        238,400            9,257,072
Stratasys, Inc.^*                                                       44,400            1,257,852
Volterra Semiconductor Corp.^*                                         417,990            4,999,160
                                                                                     --------------
                                                                                     $   99,552,788
---------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
---------------------------------------------------------------------------------------------------
Evergreen Solar, Inc.^*                                                321,080       $    2,263,614
---------------------------------------------------------------------------------------------------
Engineering - Construction - 2.5%
---------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                           901,060       $   13,515,900
Quanta Services, Inc.^*                                                918,400           11,020,800
                                                                                     --------------
                                                                                     $   24,536,700
---------------------------------------------------------------------------------------------------
Entertainment - 1.0%
---------------------------------------------------------------------------------------------------
DreamWorks Animation, Inc., "A"^*                                      381,900       $    9,937,038
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.3%
---------------------------------------------------------------------------------------------------
Diamond Foods, Inc.^*                                                  362,290       $    7,256,669
Reddy Ice Holdings, Inc.                                               252,830            5,483,883
                                                                                     --------------
                                                                                     $   12,740,552
---------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.8%
---------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.*                                      480,030       $    7,714,082
---------------------------------------------------------------------------------------------------
General Merchandise - 0.4%
---------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                 336,910       $    3,554,401
---------------------------------------------------------------------------------------------------
Insurance - 0.3%
---------------------------------------------------------------------------------------------------
Republic Cos. Group, Inc.^*                                            185,170       $    2,527,571
---------------------------------------------------------------------------------------------------
Leisure & Toys - 4.5%
---------------------------------------------------------------------------------------------------
Activision, Inc.^*                                                     785,670       $   17,559,725
Take-Two Interactive Software, Inc.^*                                  254,040            6,046,152
THQ, Inc.^*                                                            479,390           16,112,298
Ubisoft Entertainment S.A.*                                             92,260            4,748,541
                                                                                     --------------
                                                                                     $   44,466,716
---------------------------------------------------------------------------------------------------
Machinery & Tools - 2.1%
---------------------------------------------------------------------------------------------------
Cognex Corp.^                                                          719,510       $   21,405,423
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.8%
---------------------------------------------------------------------------------------------------
Allion Healthcare, Inc.*                                               406,530       $    7,321,605
Allscripts Healthcare Solutions, Inc.^*                                 99,410            1,767,510
Cerner Corp.^*                                                          62,960            4,958,730
Healthcare Services Group, Inc.^                                       194,500            3,588,525
                                                                                     --------------
                                                                                     $   17,636,370
---------------------------------------------------------------------------------------------------
Medical Equipment - 16.9%
---------------------------------------------------------------------------------------------------
Adams Respiratory Therapeutics^*                                       209,210       $    7,079,666
Adeza Biomedical Corp.^*                                               224,000            3,852,800
Align Technology, Inc.^*                                               670,810            4,568,216
Aspect Medical Systems, Inc.^*                                         803,010           24,379,384
Atricure, Inc.*                                                        450,430            6,125,848
Conceptus, Inc.^*                                                    1,300,330           13,627,458
Cyberonics, Inc.^*                                                     153,240            5,866,027
Cytyc Corp.^*                                                          641,595           16,007,795
DJ Orthopedics, Inc.^*                                                 217,830            6,044,783
Fisher Scientific International, Inc.^*                                 91,960            5,929,581
IDEXX Laboratories, Inc.^*                                             184,495           11,815,060
Immucor, Inc.*                                                         148,600            3,517,362
Merit Medical Systems, Inc.^*                                          413,000            7,215,110
Millipore Corp.^*                                                      193,190           12,354,501
MWI Veterinary Supply, Inc.*                                           370,240            7,960,160
NeuroMetrix, Inc.^*                                                    304,900            8,491,465
ResMed, Inc.^*                                                          77,500            5,606,350
Thoratec Corp.^*                                                       764,750           12,518,957
Ventana Medical Systems, Inc.^*                                        111,470            4,513,420
VNUS Medical Technologies, Inc.^*                                       72,941              743,998
                                                                                     --------------
                                                                                     $  168,217,941
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%
---------------------------------------------------------------------------------------------------
Aber Diamond Corp.^                                                    252,750       $    8,590,973
---------------------------------------------------------------------------------------------------
Network & Telecom - 1.1%
---------------------------------------------------------------------------------------------------
Foundry Networks, Inc.*                                                538,800       $    6,303,960
NeuStar, Inc., "A"*                                                    155,040            4,265,150
                                                                                     --------------
                                                                                     $   10,569,110
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.3%
---------------------------------------------------------------------------------------------------
ScanSoft, Inc.^*                                                     1,782,029       $    8,785,403
Zebra Technologies Corp., "A"^*                                        115,720            4,323,299
                                                                                     --------------
                                                                                     $   13,108,702
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.7%
---------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc.^*                                       587,712       $    3,349,958
Endo Pharmaceuticals Holdings, Inc.^*                                  212,120            6,363,600
Inspire Pharmaceuticals, Inc.^*                                        342,530            3,065,644
Medicis Pharmaceutical Corp., "A"^                                     496,670           16,891,747
NitroMed, Inc.^*                                                       191,800            3,617,348
PRA International*                                                     133,750            3,932,250
                                                                                     --------------
                                                                                     $   37,220,547
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
---------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"^*                                       212,330       $    2,879,195
---------------------------------------------------------------------------------------------------
Real Estate - 0.5%
---------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., "A"*                                      95,420       $    4,652,679
---------------------------------------------------------------------------------------------------
Restaurants - 2.1%
---------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                      203,250       $   10,402,335
Red Robin Gourmet Burgers, Inc.^*                                      221,200           10,635,296
                                                                                     --------------
                                                                                     $   21,037,631
---------------------------------------------------------------------------------------------------
Specialty Stores - 6.0%
---------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.^*                                       469,160       $   10,678,082
Aeropostale, Inc.^*                                                    333,800            8,525,252
Audible, Inc.^*                                                        273,700            3,284,400
CarMax, Inc.^*                                                         184,700            5,884,542
Celebrate Express, Inc.*                                               109,200            1,401,036
Citi Trends, Inc.*                                                     164,160            4,463,510
Hot Topic, Inc.^*                                                      362,200            5,614,100
Restoration Hardware, Inc.^*                                           381,060            2,720,768
Sharper Image Corp.^*                                                  366,180            4,921,459
Tuesday Morning Corp.^                                                 304,790            8,820,623
West Marine, Inc.^*                                                    182,420            3,396,660
                                                                                     --------------
                                                                                     $   59,710,432
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $910,334,764)                                         $  993,881,155
---------------------------------------------------------------------------------------------------
Portfolio of Investments - continued
Short-Term Obligation - 0.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.58%, due 9/01/05,
at Amortized Cost<                                                $  4,812,000       $    4,812,000
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 23.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    233,872,635       $  233,872,635
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,149,019,399)(S)                               $1,232,565,790
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (23.9)%                                               (237,774,908)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $  994,790,882
---------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.

(S) As of August 31, 2005, the fund had two securities representing $12,330,226 and 1.2%
    of net assets that were fair valued in accordance with the policies adopted by the
    Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 8/31/05
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $228,028,781 of securities
on loan (identified cost, $1,149,019,399)                        $1,232,565,790
Cash                                                                  1,708,258
Receivable for investments sold                                      12,071,555
Receivable for fund shares sold                                         782,795
Interest and dividends receivable                                       112,829
Other assets                                                                274
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,247,241,501
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $15,065,689
Payable for fund shares reacquired                                    2,934,657
Collateral for securities loaned, at value                          233,872,635
Payable to affiliates
  Management fee                                                         21,495
  Shareholder servicing costs                                           356,165
  Distribution and service fees                                          12,787
  Administrative services fee                                               760
  Program manager fees                                                       15
  Retirement plan administration and services fees                           16
Accrued expenses and other liabilities                                  186,400
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $252,450,619
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $994,790,882
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,182,067,058
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          83,546,565
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (270,810,005)
Accumulated net investment loss                                         (12,736)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $994,790,882
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    59,500,945
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $603,395,659
  Shares outstanding                                                 35,811,266
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.85
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.85)                                                    $17.88
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $203,721,513
  Shares outstanding                                                 12,577,519
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.20
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $58,454,010
  Shares outstanding                                                  3,604,293
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.22
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $107,841,915
  Shares outstanding                                                  6,231,683
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.31
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $16,925,562
  Shares outstanding                                                  1,008,262
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.79
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $205,960
  Shares outstanding                                                     12,729
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.18
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $135,461
  Shares outstanding                                                      8,365
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.19
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,572,810
  Shares outstanding                                                     94,048
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.72
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $333,625
  Shares outstanding                                                     19,816
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.84
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $56,055
  Shares outstanding                                                      3,325
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.86
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,637,349
  Shares outstanding                                                     97,863
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.73
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.73)                                                    $17.75
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $177,490
  Shares outstanding                                                     11,044
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.07
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $333,473
  Shares outstanding                                                     20,732
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.08
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 8/31/05
NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $3,915,627
  Income on securities loaned                                            547,819
  Interest                                                               146,136
  Foreign taxes withheld                                                 (31,929)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $4,577,653
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $9,969,091
  Distribution and service fees                                        5,393,020
  Program manager fees                                                     4,086
  Shareholder servicing costs                                          2,478,134
  Administrative services fee                                            107,569
  Retirement plan administration and services fees                         2,689
  Trustees' compensation                                                  31,559
  Custodian fee                                                          312,073
  Printing                                                                94,816
  Postage                                                                 59,344
  Auditing fees                                                           49,092
  Legal fees                                                              41,730
  Shareholder solicitation expenses                                       95,210
  Miscellaneous                                                          331,476
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $18,969,889
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (127,078)
  Reduction of expenses by investment adviser                         (1,110,472)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $17,732,339
------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(13,154,686)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $148,967,926
  Foreign currency transactions                                          (52,072)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $148,915,854
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $113,723,563
  Translation of assets and liabilities in foreign currencies                174
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $113,723,737
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $262,639,591
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $249,484,905
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                              2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                             $(13,154,686)              $(20,299,003)
Net realized gain (loss) on investments and foreign
currency transactions                                            148,915,854                210,953,469
Net unrealized gain (loss) on investments and foreign
currency translation                                             113,723,737               (288,980,394)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $249,484,905               $(98,325,928)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(489,681,518)             $(120,252,572)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                      $12,723                     $1,904
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(240,183,890)             $(218,576,596)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,234,974,772             $1,453,551,368

At end of period (including accumulated net investment
loss of $12,736 and $13,706, respectively)                      $994,790,882             $1,234,974,772
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                          YEARS ENDED 8/31
                                       --------------------------------------------------------------------------------------
                                              2005              2004                2003              2002               2001
Net asset value, beginning of period        $13.53            $14.57              $11.99            $16.17             $25.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                       $(0.16)           $(0.18)             $(0.13)           $(0.18)            $(0.20)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    3.48             (0.86)               2.71             (4.00)             (5.02)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $3.32            $(1.04)              $2.58            $(4.18)            $(5.22)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 $--               $--                 $--            $(0.00)+++         $(3.53)
  From paid-in capital                          --                --                  --                --              (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $--               $--                 $--            $(0.00)+++         $(3.61)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                     $0.00+++          $0.00+++              $--               $--                $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $16.85            $13.53              $14.57            $11.99             $16.17
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                         24.54***          (7.14)+***          21.52            (25.85)            (22.37)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##          1.57              1.51                1.58              1.58               1.52
Expenses after expense reductions##           1.47              1.51                1.58              1.58               1.52
Net investment loss                          (1.05)            (1.20)              (1.11)            (1.21)             (1.06)
Portfolio turnover                             112               122                 104               102                 49
Net assets at end of period
(000 Omitted)                             $603,396          $824,708          $1,004,473          $822,193         $1,050,554
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                           YEARS ENDED 8/31
                                         ------------------------------------------------------------------------------------
                                                2005              2004               2003              2002              2001
Net asset value, beginning of period          $13.09            $14.19             $11.75            $15.95            $24.71
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                         $(0.25)           $(0.27)            $(0.21)           $(0.28)           $(0.32)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      3.36             (0.83)              2.65             (3.92)            (4.97)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $3.11            $(1.10)             $2.44            $(4.20)           $(5.29)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions              $--               $--                $--            $(0.00)+++        $(3.39)
  From paid-in capital                            --                --                 --                --             (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $--               $--                $--            $(0.00)+++        $(3.47)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                       $0.00+++          $0.00+++             $--               $--               $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $16.20            $13.09             $14.19            $11.75            $15.95
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                           23.76***          (7.75)+***         20.77            (26.33)           (22.92)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            2.22              2.15               2.23              2.23              2.17
Expenses after expense reductions##             2.12              2.15               2.23              2.23              2.17
Net investment loss                            (1.70)            (1.84)             (1.76)            (1.86)            (1.70)
Portfolio turnover                               112               122                104               102                49
Net assets at end of period
(000 Omitted)                               $203,722          $231,653           $271,580          $232,792          $352,886
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                             YEARS ENDED 8/31
                                             --------------------------------------------------------------------------------
                                                   2005             2004              2003             2002              2001
Net asset value, beginning of period             $13.10           $14.21            $11.77           $15.97            $24.73
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                            $(0.25)          $(0.27)           $(0.21)          $(0.28)           $(0.32)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              3.37            (0.84)             2.65            (3.92)            (4.97)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $3.12           $(1.11)            $2.44           $(4.20)           $(5.29)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                     $--              $--               $--           $(0.00)+++        $(3.39)
  From paid-in capital                               --               --                --               --             (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                        $--              $--               $--           $(0.00)+++        $(3.47)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00+++         $0.00+++            $--              $--               $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $16.22           $13.10            $14.21           $11.77            $15.97
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                              23.82***         (7.81)+***        20.73           (26.34)           (22.87)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               2.22             2.15              2.23             2.23              2.17
Expenses after expense reductions##                2.12             2.15              2.23             2.23              2.17
Net investment loss                               (1.70)           (1.84)            (1.76)           (1.86)            (1.70)
Portfolio turnover                                  112              122               104              102                49
Net assets at end of period
(000 Omitted)                                   $58,454          $67,102           $84,391          $87,271          $136,530
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                            YEARS ENDED 8/31
                                                -----------------------------------------------------------------------------
                                                   2005              2004              2003             2002             2001

Net asset value, beginning of period             $13.85            $14.86            $12.19           $16.37           $25.26
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                            $(0.11)           $(0.13)           $(0.09)          $(0.13)          $(0.13)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              3.57             (0.88)             2.76            (4.05)           (5.09)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $3.46            $(1.01)            $2.67           $(4.18)          $(5.22)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                 $--               $--               $--           $(0.00)+++       $(3.59)
  From paid-in capital                               --                --                --               --            (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                        $--               $--               $--           $(0.00)+++       $(3.67)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00+++          $0.00+++            $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $17.31            $13.85            $14.86           $12.19           $16.37
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                 24.98***          (6.80)+***        21.90           (25.58)          (22.09)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.23              1.16              1.23             1.23             1.17
Expenses after expense reductions##                1.13              1.16              1.23             1.23             1.17
Net investment loss                               (0.70)            (0.84)            (0.75)           (0.86)           (0.71)
Portfolio turnover                                  112               122               104              102               49
Net assets at end of period (000 Omitted)      $107,842          $103,031           $90,872          $47,641          $52,121
-----------------------------------------------------------------------------------------------------------------------------

CLASS R (FORMERLY CLASS R1)

                                                                                   YEARS ENDED 8/31
                                                                     -----------------------------------------------
                                                                         2005               2004              2003**
Net asset value, beginning of period                                   $13.50             $14.57              $11.38###
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                  $(0.18)            $(0.20)             $(0.11)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       3.47              (0.87)               3.30
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.29             $(1.07)              $3.19
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                               $0.00+++           $0.00+++              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $16.79             $13.50              $14.57
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                       24.37***           (7.34)+***          28.03###++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                     1.73               1.66                1.78+
Expenses after expense reductions##                                      1.63               1.66                1.78+
Net investment loss                                                     (1.17)             (1.32)              (1.26)+
Portfolio turnover                                                        112                122                 104
Net assets at end of period (000 Omitted)                             $16,926             $7,262              $1,824
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         CLASS R1               CLASS R2
                                                                        YEAR ENDED             YEAR ENDED
                                                                        8/31/05**               8/31/05**

Net asset value, beginning of period                                     $14.50                  $14.50
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.10)                 $(0.08)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.78                    1.77
----------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.68                   $1.69
----------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                 $0.00+++                $0.00+++
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.18                  $16.19
----------------------------------------------------------------------------------------------------------
Total return (%)&                                                         11.59++***              11.66++***
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.43+                   2.12+
Expenses after expense reductions##                                        2.33+                   2.02+
Net investment loss                                                       (1.69)+                 (1.02)+
Portfolio turnover                                                          112                     112
Net assets at end of period (000 Omitted)                                  $206                    $135
----------------------------------------------------------------------------------------------------------

CLASS R3 (FORMERLY CLASS R2)
                                                                          YEARS ENDED 8/31
                                                                    --------------------------------
                                                                       2005                   2004**
Net asset value, beginning of period                                 $13.47                   $15.35###
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------
  Net investment loss                                                $(0.22)                  $(0.11)

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     3.47                    (1.77)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                      $3.25                   $(1.88)
----------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                             $0.00+++                 $0.00+++
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $16.72                   $13.47
----------------------------------------------------------------------------------------------------------
Total return (%)&                                                     24.13***                (12.25)###+++***
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                   1.98                     1.73+
Expenses after expense reductions##                                    1.88                     1.73+
Net investment loss                                                   (1.42)                   (1.23)+
Portfolio turnover                                                      112                      122
Net assets at end of period (000 Omitted)                            $1,573                     $454
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        CLASS R4                CLASS R5
                                                                       YEAR ENDED              YEAR ENDED
                                                                       8/31/05**                8/31/05**
Net asset value, beginning of period                                     $15.04                  $15.04
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.04)                 $(0.04)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.84                    1.86
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.80                   $1.82
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                 $0.00+++                $0.00+++
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.84                  $16.86
-----------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                         11.97++***              12.10++***
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.63+                   1.32+
Expenses after expense reductions##                                        1.53+                   1.22+
Net investment loss                                                       (0.66)+                 (0.67)+
Portfolio turnover                                                          112                     112
Net assets at end of period (000 Omitted)                                  $334                     $56
-----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS 529A
                                                                              YEARS ENDED 8/31
                                                          ------------------------------------------------------------
                                                             2005              2004              2003           2002**

Net asset value, beginning of period                       $13.47            $14.53            $11.99           $11.95###
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------
  Net investment loss                                      $(0.20)           $(0.21)           $(0.16)          $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           3.46             (0.85)             2.70             0.05
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $3.26            $(1.06)            $2.54            $0.04
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++          $0.00+++            $--              $--
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $16.73            $13.47            $14.53           $11.99
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                        24.20***          (7.30)+***        21.18             0.33###++
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                         1.83              1.75              1.84             1.83+
Expenses after expense reductions##                          1.73              1.75              1.84             1.83+
Net investment loss                                         (1.27)            (1.43)            (1.35)           (1.20)+
Portfolio turnover                                            112               122               104              102
Net assets at end of period (000 Omitted)                  $1,637              $390              $180              $10
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B
                                                                              YEARS ENDED 8/31
                                                      ----------------------------------------------------------------
                                                             2005             2004               2003           2002**
Net asset value, beginning of period                       $13.02           $14.15             $11.75           $11.71###
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------
  Net investment loss                                      $(0.28)          $(0.30)            $(0.24)          $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           3.33            (0.83)              2.64             0.06
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $3.05           $(1.13)             $2.40            $0.04
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++         $0.00+++             $--              $--
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $16.07           $13.02             $14.15           $11.75
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                        23.43***         (7.99)+***         20.43             0.34###++
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                         2.47             2.40               2.49             2.48+
Expenses after expense reductions##                          2.37             2.40               2.49             2.48+
Net investment loss                                         (1.93)           (2.07)             (1.99)           (1.87)+
Portfolio turnover                                            112              122                104              102
Net assets at end of period (000 Omitted)                    $177             $135                $84               $6
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C
                                                                              YEARS ENDED 8/31
                                                          ------------------------------------------------------------
                                                             2005             2004               2003           2002**
Net asset value, beginning of period                       $13.03           $14.16             $11.77           $11.73###
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------
  Net investment loss                                      $(0.28)          $(0.31)            $(0.24)          $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           3.33            (0.82)              2.63             0.06
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $3.05           $(1.13)             $2.39            $0.04
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++         $0.00+++             $--              $--
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $16.08           $13.03             $14.16           $11.77
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                        23.41***         (7.98)+***         20.31             0.34###++
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                         2.47             2.40               2.50             2.48+
Expenses after expense reductions##                          2.37             2.40               2.50             2.48+
Net investment loss                                         (1.93)           (2.08)             (1.99)           (1.88)+
Portfolio turnover                                            112              122                104              102
Net assets at end of period (000 Omitted)                    $333             $240               $147               $5
-----------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $11.43 and 27.47% (Class R), $15.23 and (11.56%)
    (Class R3), $11.85 and 1.18% (Class 529A), $11.62 and 1.12% (Class 529B), and $11.64 and 1.12% (Class 529C),
    respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund did not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended August 31, 2005, the fund's custodian fees were reduced by $44,002 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended August 31, 2005, the fund's miscellaneous expenses were reduced by $83,076 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses, and wash sales.

The fund paid no distributions for the years ended August 31, 2005 and August 31, 2004.

During the year ended August 31, 2005, accumulated net investment loss decreased by $13,155,656, accumulated net realized loss on investments and foreign currency transactions decreased by $52,072, and paid-in capital decreased by $13,207,728 due to differences between book and tax accounting for foreign currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                 $(269,696,886)
          Unrealized appreciation (depreciation)       82,433,272
          Other temporary differences                     (12,562)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2011.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund's average daily net assets. The investment adviser has contractually agreed to reduce its management fee to 0.80% for the first $1.5 billion of average daily net assets and 0.75% of average daily net assets in excess of $1.5 billion. This management fee reduction amounted to $1,105,289, which is shown as a reduction of total expenses in the Statement of Operations. This reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. The management fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.80% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $52,764 and $1,062 for the year ended
August 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.35%           $28,217        $2,432,385
Class B                          0.75%            0.25%            1.00%          1.00%             3,587         2,238,347
Class C                          0.75%            0.25%            1.00%          1.00%             1,628           643,850
Class R                          0.25%            0.25%            0.50%          0.50%                --            64,685
Class R1                         0.50%            0.25%            0.75%          0.75%                91               367
Class R2                         0.25%            0.25%            0.50%          0.50%                61               170
Class R3                         0.25%            0.25%            0.50%          0.50%                18             4,480
Class R4                         0.00%            0.25%            0.25%          0.25%                30               120
Class 529A                       0.25%            0.25%            0.50%          0.35%               274             4,162
Class 529B                       0.75%            0.25%            1.00%          1.00%                15             1,580
Class 529C                       0.75%            0.25%            1.00%          1.00%                57             2,874
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $5,393,020

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31,
    2005 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the year ended August 31, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2005 were as follows:

                                                              AMOUNT

          Class A                                            $62,354
          Class B                                            341,425
          Class C                                              6,525
          Class 529B                                             113
          Class 529C                                              --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended August 31, 2005, were as follows:

                                                              AMOUNT

          Class 529A                                          $2,973
          Class 529B                                            $395
          Class 529C                                            $718
          ----------------------------------------------------------
          Total Program Manager Fees                          $4,086

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $1,129,346, which equated to 0.1019% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2005, these costs amounted to $861,808.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0097% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended August 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                         AMOUNT
                                                    FEE      TOTAL     RETAINED
                                                   RATE     AMOUNT       BY MFS

Class R1                                          0.45%       $220         $169
Class R2                                          0.40%        136          101
Class R3 (formerly Class R2)                      0.25%      2,240        1,184
Class R4                                          0.15%         72           24
Class R5                                          0.10%         21           19
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                             $2,689       $1,497

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $1,179. This amount is included in Trustees' compensation for the year ended August 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $5,183, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $171,376 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,229,166,337 and $1,695,272,321, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,150,132,518
          ----------------------------------------------------------
          Gross unrealized appreciation                 $136,404,989
          Gross unrealized depreciation                  (53,971,717)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $82,433,272

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 8/31/05                Year ended 8/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                 11,949,697      $183,836,975      27,881,162      $427,444,261
Shares reacquired                          (37,108,405)     (566,755,888)    (35,845,570)     (543,460,338)
-----------------------------------------------------------------------------------------------------------
Net change                                 (25,158,708)    $(382,918,913)     (7,964,408)    $(116,016,077)

CLASS B SHARES
Shares sold                                  1,638,877       $24,312,243       4,190,532       $62,289,343
Shares reacquired                           (6,760,662)     (100,122,589)     (5,630,740)      (82,666,681)
-----------------------------------------------------------------------------------------------------------
Net change                                  (5,121,785)     $(75,810,346)     (1,440,208)     $(20,377,338)

CLASS C SHARES
Shares sold                                    597,878        $8,856,962       1,285,450       $19,079,978
Shares reacquired                           (2,114,075)      (31,372,384)     (2,103,564)      (31,044,196)
-----------------------------------------------------------------------------------------------------------
Net change                                  (1,516,197)     $(22,515,422)       (818,114)     $(11,964,218)

CLASS I SHARES
Shares sold                                  2,114,298       $33,670,053       4,167,456       $65,121,180
Shares reacquired                           (3,323,601)      (52,205,115)     (2,840,698)      (44,371,479)
-----------------------------------------------------------------------------------------------------------
Net change                                  (1,209,303)     $(18,535,062)      1,326,758       $20,749,701

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                    823,683       $12,721,175         678,187       $10,521,406
Shares reacquired                             (353,416)       (5,455,149)       (265,383)       (4,086,141)
-----------------------------------------------------------------------------------------------------------
Net change                                     470,267        $7,266,026         412,804        $6,435,265

                                              Period ended 8/31/05*
                                             SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                     14,762          $221,653
Shares reacquired                               (2,033)          (32,078)
-------------------------------------------------------------------------
Net change                                      12,729          $189,575

CLASS R2 SHARES
Shares sold                                      8,365          $136,805
Shares reacquired                                   --                --
-------------------------------------------------------------------------
Net change                                       8,365          $136,805

                                                Year ended 8/31/05              Period ended 8/31/04**
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                     91,932        $1,476,280          48,031          $704,104
Shares reacquired                              (31,541)         (507,609)        (14,374)         (221,632)
-----------------------------------------------------------------------------------------------------------
Net change                                      60,391          $968,671          33,657          $482,472

                                              Period ended 8/31/05*
                                             SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                     19,816          $323,940
Shares reacquired                                   --                --
-------------------------------------------------------------------------
Net change                                      19,816          $323,940

CLASS R5 SHARES
Shares sold                                      3,325           $50,000
Shares reacquired                                   --                --
-------------------------------------------------------------------------
Net change                                       3,325           $50,000

                                                Year ended 8/31/05                Year ended 8/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES
Shares sold                                     90,426        $1,445,550          17,857          $272,955
Shares reacquired                              (21,518)         (328,291)         (1,267)          (18,993)
-----------------------------------------------------------------------------------------------------------
Net change                                      68,908        $1,117,259          16,590          $253,962

CLASS 529B SHARES
Shares sold                                      1,657           $24,184           4,746           $70,399
Shares reacquired                                 (961)          (14,285)           (316)           (4,635)
-------------------------------------------------------------------------------------------------------------
Net change                                         696            $9,899           4,430           $65,764

CLASS 529C SHARES
Shares sold                                      6,597           $99,344           9,841          $145,885
Shares reacquired                               (4,267)          (63,294)         (1,827)          (27,988)
-------------------------------------------------------------------------------------------------------------
Net change                                       2,330           $36,050           8,014          $117,897

 * For the period from the inception of Class R1, Class R2, Class R4 and Class R5 shares, April 1, 2005 through August 31, 2005.
** For the period from the inception of Class R3 shares, October 31, 2003 through August 31, 2004.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund was the owner of record of approximately 4% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005 was $6,465, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended August 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust I and Shareholders of
MFS New Discovery Fund:

We have audited the accompanying statement of assets and liabilities of MFS New Discovery Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS New Discovery Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 11, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of MFS Series Trust I, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                NUMBER OF DOLLARS
                                   -------------------------------------------
NOMINEE                                AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.             $8,025,286,508.56         $117,939,292.78
------------------------------------------------------------------------------
David H. Gunning                    8,030,402,677.64          112,823,123.70
------------------------------------------------------------------------------
William R. Gutow                    8,027,523,726.27          115,702,075.07
------------------------------------------------------------------------------
Michael Hegarty                     8,021,162,525.49          122,063,275.85
------------------------------------------------------------------------------
J. Atwood Ives                      8,024,062,680.07          119,163,121.27
------------------------------------------------------------------------------
Amy B. Lane                         8,019,792,882.59          123,432,918.75
------------------------------------------------------------------------------
Robert J. Manning                   8,030,980,361.78          112,245,439.56
------------------------------------------------------------------------------
Lawrence T. Perera                  8,025,935,401.12          117,290,400.22
------------------------------------------------------------------------------
Robert C. Pozen                     8,031,655,470.25          111,570,331.09
------------------------------------------------------------------------------
J. Dale Sherratt                    8,027,226,595.42          115,999,205.92
------------------------------------------------------------------------------
Laurie J. Thomsen                   8,019,388,506.87          123,837,294.47
------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------     --------------        ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA 02110
02116-3741
                                                         INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                              ACCOUNTING FIRM
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA                          200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Thomas Wetherald

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 86th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 75th percentile for the one-year period and the 51st percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the assumption of primary portfolio management responsibilities by one of the Fund's portfolio managers in February, 2005. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on net assets over $1.5 billion. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             NDF-ANN-10/05 86M

MFS(R) RESEARCH INTERNATIONAL FUND                                      8/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    29
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           40
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   41
---------------------------------------------------
TRUSTEES AND OFFICERS                            42
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    47
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            51
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   51
---------------------------------------------------
FEDERAL TAX INFORMATION                          51
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.4%
              Cash & Other Net Assets                     1.6%

              TOP TEN HOLDINGS

              TOTAL S.A.                                  3.1%
              ------------------------------------------------
              Samsung Electronics Co.                     3.0%
              ------------------------------------------------
              Nestle S.A.                                 2.4%
              ------------------------------------------------
              Roche Holdings                              2.3%
              ------------------------------------------------
              Vodafone Group                              2.3%
              ------------------------------------------------
              Suez S.A.                                   2.2%
              ------------------------------------------------
              Mitsui Mining & Smelting Co.                2.0%
              ------------------------------------------------
              Sanofi-Aventis                              1.9%
              ------------------------------------------------
              Telefonica S.A.                             1.8%
              ------------------------------------------------
              Royal Bank of Scotland Group                1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         27.1%
              ------------------------------------------------
              Telecom/Utilities                          11.9%
              ------------------------------------------------
              Autos/Capital Goods                         9.7%
              ------------------------------------------------
              Energy                                      9.4%
              ------------------------------------------------
              Health Care                                 8.3%
              ------------------------------------------------
              Basic Materials                             7.9%
              ------------------------------------------------
              Technology/Business Services                7.3%
              ------------------------------------------------
              Consumer Staples                            6.4%
              ------------------------------------------------
              Leisure/Transportation/Media                6.1%
              ------------------------------------------------
              Retailing                                   4.3%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              19.5%
              ------------------------------------------------
              Japan                                      16.4%
              ------------------------------------------------
              France                                     16.2%
              ------------------------------------------------
              Switzerland                                 7.8%
              ------------------------------------------------
              South Korea                                 6.6%
              ------------------------------------------------
              Spain                                       3.3%
              ------------------------------------------------
              Mexico                                      3.1%
              ------------------------------------------------
              Brazi                                     l3.1%
              ------------------------------------------------
              Germany                                     3.1%
              ------------------------------------------------
              Other                                      20.9%
              ------------------------------------------------

Percentages are based on net assets as of 8/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2005, Class A shares of the MFS Research International Fund provided a total return of 22.67%, at net asset value. In comparison, the fund's benchmark, the MSCI EAFE Index, returned 24.09%.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology/business services and Asian financials sectors held back relative performance. In the technology/business services sector, Japanese electronic devices manufacturer Seiko Epson, technology holding company Softbank*, and consumer electronics manufacturer Funai Electric*, which is not in the benchmark, were among the fund's top detractors for the period. In the Asian financials sector, Japanese consumer finance company Takefuji and real estate financier Leopalace21 detracted from relative results.

Stock selection in the retailing sector held back relative performance during the period. Japanese home improvement retailer Sekisui Chemical* and U.K-based Kingfisher PLC* were among the top detractors.

Stocks in other sectors that hampered relative returns included Japanese game console maker Nintendo and U.K-based pharmaceutical firm AstraZeneca.

The fund's cash position held back relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets rose measurably, holding any cash hurt performance relative to our benchmark, the MSCI EAFE Index, which does not have a cash position.

CONTRIBUTORS TO PERFORMANCE

The energy, European financials, and telecom/utilities sectors were the fund's most significant contributors to relative performance over the period. Stock selection was the main driver of positive results in all three sectors.

In the energy sector, steel pipe maker and distributor Tenaris S.A., and oil and gas companies Statoil of Norway, MOL Magyar* of Hungary, CNOOC of China, and Lukoil of Russia were among the top contributors. Of the five companies, Statoil is the only company held in the MSCI EAFE Index. In the European financials sector, Hungarian finance firm OTP Bank, which is not a benchmark constituent, was a top performer.

In the telecom/utilities sector, Latin American wireless operations company America Movil S.A.*, French utility operations firm Suez, and Indian telecom service company Bharti Tele-Ventures* boosted performance. Of the three companies in the sector, Suez is the only company held in the index.

Brazilian iron ore producer and distributor Companhia Vale do Rio Doce, which is not an index constituent, was also among the top contributors for the period.

During the reporting period, shifts in currency valuations were a significant contributor to performance relative to the benchmark. The base currency of the fund is the U.S. dollar and the performance of the fund and its benchmark are presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the fund and the benchmark to foreign currency movements may differ from time to time, these movements may have a material impact on relative performance.

* Security was not held in the portfolio at period-end.

Respectfully,

Thomas Melendez                         Jose Luis Garcia
Portfolio Manager                       Portfolio Manager

The fund is managed by a team of Global MFS Equity Research analysts, under the general supervision of Mr. Melendez and Mr. Garcia.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2005. Index information is from January 1, 1997.)

                              MFS Research
                          International Fund --
                                 Class A           MSCI EAFE index
            1/97                $ 9,425              $10,000
            8/97                 10,330               10,476
            8/98                 10,735               10,490
            8/99                 13,261               13,220
            8/00                 17,638               14,517
            8/01                 13,799               11,021
            8/02                 12,143                9,403
            8/03                 12,988               10,304
            8/04                 16,060               12,683
            8/05                 19,700               15,738

TOTAL RATES OF RETURN THROUGH 8/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr        Life*
-----------------------------------------------------------------------------
        A                 1/02/97             22.67%        2.24%       8.89%
-----------------------------------------------------------------------------
        B                 1/02/98             21.77%        1.58%       8.30%
-----------------------------------------------------------------------------
        C                 1/02/98             21.84%        1.58%       8.29%
-----------------------------------------------------------------------------
        I                 1/02/97             23.09%        2.60%       9.25%
-----------------------------------------------------------------------------
        R**              12/31/02             22.40%        2.15%       8.83%
-----------------------------------------------------------------------------
       R1                 4/01/05             22.33%        2.18%       8.85%
-----------------------------------------------------------------------------
       R2                 4/01/05             22.48%        2.21%       8.87%
-----------------------------------------------------------------------------
       R3**              10/31/03             22.13%        2.08%       8.79%
-----------------------------------------------------------------------------
       R4                 4/01/05             22.67%        2.24%       8.89%
-----------------------------------------------------------------------------
       R5                 4/01/05             22.81%        2.26%       8.90%
-----------------------------------------------------------------------------
      529A                7/31/02             22.35%        2.09%       8.79%
-----------------------------------------------------------------------------
      529B                7/31/02             21.54%        1.67%       8.54%
-----------------------------------------------------------------------------
      529C                7/31/02             21.53%        1.68%       8.54%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
-----------------------------------------------------------------------------
Average international multi-cap
core fund+                                    24.36%        1.02%       5.97%
-----------------------------------------------------------------------------
MSCI EAFE Index#                              24.09%        1.63%       5.37%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------------------
        A                                     15.61%        1.03%       8.14%
-----------------------------------------------------------------------------
        B                                     17.77%        1.21%       8.30%
-----------------------------------------------------------------------------
        C                                     20.84%        1.58%       8.29%
-----------------------------------------------------------------------------
      529A                                    15.31%        0.88%       8.05%
-----------------------------------------------------------------------------
      529B                                    17.54%        1.30%       8.54%
-----------------------------------------------------------------------------
      529C                                    20.53%        1.68%       8.54%
-----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

 * For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2005. Index information is from January 1, 1997.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares" and Class R2 shares have been renamed "Class R3 shares."
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI EAFE Index - is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     3/01/05-
Share Class                 Ratio       3/01/05         8/31/05        8/31/05
-----------------------------------------------------------------------------
           Actual            1.54%    $1,000.00       $1,025.90        $ 7.86
    A      ------------------------------------------------------------------
           Hypothetical*     1.54%    $1,000.00       $1,017.44        $ 7.83
-----------------------------------------------------------------------------
           Actual            2.19%    $1,000.00       $1,022.30        $11.16
    B     -------------------------------------------------------------------
           Hypothetical*     2.19%    $1,000.00       $1,014.17        $11.12
-----------------------------------------------------------------------------
           Actual            2.19%    $1,000.00       $1,022.40        $11.16
    C      ------------------------------------------------------------------
           Hypothetical*     2.19%    $1,000.00       $1,014.17        $11.12
-----------------------------------------------------------------------------
           Actual            1.19%    $1,000.00       $1,027.80        $ 6.08
    I      ------------------------------------------------------------------
           Hypothetical*     1.19%    $1,000.00       $1,019.21        $ 6.06
-----------------------------------------------------------------------------
    R      Actual            1.69%    $1,000.00       $1,024.80        $ 8.63
(formerly  ------------------------------------------------------------------
   R1)     Hypothetical*     1.69%    $1,000.00       $1,016.69        $ 8.59
-----------------------------------------------------------------------------
           Actual            2.40%    $1,000.00       $1,023.10        $12.24
    R1     ------------------------------------------------------------------
           Hypothetical*     2.40%    $1,000.00       $1,013.11        $12.18
-----------------------------------------------------------------------------
           Actual            2.08%    $1,000.00       $1,024.40        $10.61
    R2     ------------------------------------------------------------------
           Hypothetical*     2.08%    $1,000.00       $1,014.72        $10.56
-----------------------------------------------------------------------------
    R3     Actual            1.95%    $1,000.00       $1,023.70        $ 9.95
(formerly  ------------------------------------------------------------------
   R2)     Hypothetical*     1.95%    $1,000.00       $1,015.38        $ 9.91
-----------------------------------------------------------------------------
           Actual            1.59%    $1,000.00       $1,025.90        $ 8.12
    R4     ------------------------------------------------------------------
           Hypothetical*     1.59%    $1,000.00       $1,017.19        $ 8.08
-----------------------------------------------------------------------------
           Actual            1.29%    $1,000.00       $1,027.10        $ 6.59
    R5     ------------------------------------------------------------------
           Hypothetical*     1.29%    $1,000.00       $1,018.70        $ 6.56
-----------------------------------------------------------------------------
           Actual            1.79%    $1,000.00       $1,024.80        $ 9.14
  529A     ------------------------------------------------------------------
           Hypothetical*     1.79%    $1,000.00       $1,016.18        $ 9.10
-----------------------------------------------------------------------------
           Actual            2.44%    $1,000.00       $1,021.20        $12.43
  529B     ------------------------------------------------------------------
           Hypothetical*     2.44%    $1,000.00       $1,012.91        $12.38
-----------------------------------------------------------------------------
           Actual            2.44%    $1,000.00       $1,021.20        $12.43
  529C     ------------------------------------------------------------------
           Hypothetical*     2.44%    $1,000.00       $1,012.91        $12.38
-----------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 98.4%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Airlines - 1.2%
---------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                            2,935,720       $   15,508,916
Grupo Aeroportuario del Sureste S.A. de C.V., ADR^                     123,420            4,578,882
Thai Airways International Public Co. Ltd.                           4,848,000            4,363,980
                                                                                     --------------
                                                                                     $   24,451,778
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.2%
---------------------------------------------------------------------------------------------------
Diageo PLC                                                           1,779,580       $   25,530,429
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
---------------------------------------------------------------------------------------------------
Burberry Group PLC                                                   1,587,250       $   12,170,692
LVMH Moet Hennessy Louis Vuitton S.A                                   130,300           10,578,553
                                                                                     --------------
                                                                                     $   22,749,245
---------------------------------------------------------------------------------------------------
Automotive - 2.7%
---------------------------------------------------------------------------------------------------
Continental AG                                                         140,059       $   11,117,349
PSA Peugeot Citroen S.A.^                                              228,590           14,267,757
Toyota Motor Corp.                                                     776,600           31,801,849
                                                                                     --------------
                                                                                     $   57,186,955
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 22.8%
---------------------------------------------------------------------------------------------------
Aiful Corp.                                                            320,700       $   24,708,028
Akbank T.A.S                                                         2,174,060           12,845,617
Anglo Irish Bank Corp. PLC                                             885,300           11,938,930
Banco Bilbao Vizcaya Argentaria S.A                                  1,883,710           31,348,322
BNP Paribas^                                                           458,540           33,528,137
Credit Agricole S.A.^                                                  857,261           22,934,914
DEPFA Bank PLC                                                         486,930            8,223,273
Erste Bank der oesterreichischen Sparkassen AG^                        400,220           22,176,147
Grupo Financiero Inbursa S.A. de C.V                                 6,683,370           13,815,030
Hana Bank                                                              631,010           19,048,501
HSBC Holdings PLC                                                    1,852,336           29,888,088
Kookmin Bank                                                           340,580           17,103,196
Mitsubishi Tokyo Financial Group, Inc.^                                  2,493           25,666,104
ORIX Corp.                                                              95,700           15,799,386
OTP Bank Ltd., GDR                                                     290,790           22,885,173
Raiffeisen International Bank Holding AG*                                  220               12,827
Royal Bank of Scotland Group PLC                                     1,302,471           38,065,752
Shinsei Bank Ltd.                                                    3,458,000           21,427,114
Takefuji Corp.                                                         457,840           32,124,209
UBS AG                                                                 460,335           37,771,618
Unibanco - Uniao de Bancos Brasileiros S.A., GDR^                      421,720           18,859,318
UniCredito Italiano S.p.A.^                                          3,780,210           21,602,356
                                                                                     --------------
                                                                                     $  481,772,040
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
---------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                               434,330       $   27,275,924
---------------------------------------------------------------------------------------------------
Chemicals - 1.2%
---------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                  757,710       $    8,928,264
Syngenta AG                                                            160,634           17,137,774
                                                                                     --------------
                                                                                     $   26,066,038
---------------------------------------------------------------------------------------------------
Computer Software - 0.5%
---------------------------------------------------------------------------------------------------
Business Objects S.A.^*                                                322,490       $   10,763,132
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.8%
---------------------------------------------------------------------------------------------------
LG Philips LCD Co. Ltd.*                                               350,950       $   15,933,145
---------------------------------------------------------------------------------------------------
Construction - 1.0%
---------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                            2,069,720       $    6,941,369
Italcementi S.p.A                                                      481,000            5,576,985
Italcementi S.p.A. - Ordinary^                                         238,090            3,869,465
Urbi Desarrollos Urbanos S.A. de C.V.*                                 907,690            5,734,199
                                                                                     --------------
                                                                                     $   22,122,018
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.3%
---------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A                                                  127,380       $    4,323,462
Reckitt Benckiser PLC                                                  741,460           23,047,113
                                                                                     --------------
                                                                                     $   27,370,575
---------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
---------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                               480,113       $   37,868,401
---------------------------------------------------------------------------------------------------
Electronics - 4.5%
---------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                         558,000       $    8,695,089
Royal Philips Electronics N.V                                          862,380           22,685,622
Samsung Electronics Co. Ltd.                                           119,050           62,788,436
Seiko Epson Corp.                                                        7,800              243,348
                                                                                     --------------
                                                                                     $   94,412,495
---------------------------------------------------------------------------------------------------
Energy - Independent - 1.3%
---------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                        107,730       $    5,302,612
CNOOC Ltd.                                                          30,380,500           21,854,539
                                                                                     --------------
                                                                                     $   27,157,151
---------------------------------------------------------------------------------------------------
Energy - Integrated - 7.6%
---------------------------------------------------------------------------------------------------
BP PLC                                                               2,943,160       $   33,536,233
LUKOIL, ADR                                                            413,470           20,135,989
Petroleo Brasileiro S.A., ADR                                          142,760            8,931,066
Statoil A.S.A.^                                                      1,266,640           31,112,209
TOTAL S.A.^                                                            249,730           65,742,175
                                                                                     --------------
                                                                                     $  159,457,672
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.9%
---------------------------------------------------------------------------------------------------
Carrefour S.A.^                                                        341,900       $   15,916,673
Tesco PLC                                                            3,950,710           23,312,584
                                                                                     --------------
                                                                                     $   39,229,257
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.1%
---------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                        21,401,000       $   16,831,126
Nestle S.A.^                                                           176,906           49,712,015
                                                                                     --------------
                                                                                     $   66,543,141
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.8%
---------------------------------------------------------------------------------------------------
Hilton Group PLC                                                     3,110,830       $   17,728,579
---------------------------------------------------------------------------------------------------
Insurance - 2.8%
---------------------------------------------------------------------------------------------------
Aviva PLC                                                            2,697,090       $   29,905,971
AXA^                                                                 1,115,450           29,813,260
                                                                                     --------------
                                                                                     $   59,719,231
---------------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
---------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                      110,300       $   11,621,827
---------------------------------------------------------------------------------------------------
Machinery & Tools - 5.2%
---------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                             268,600       $   20,389,040
Hyundai Mobis                                                          221,780           15,902,201
Mitsui Mining & Smelting Co. Ltd.                                    8,326,000           41,495,764
Sandvik AB^                                                            706,470           31,390,934
                                                                                     --------------
                                                                                     $  109,177,939
---------------------------------------------------------------------------------------------------
Medical Equipment - 0.6%
---------------------------------------------------------------------------------------------------
Synthes, Inc.                                                           99,960       $   12,023,707
---------------------------------------------------------------------------------------------------
Metals & Mining - 3.8%
---------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                     613,500       $   20,792,583
Anglo American PLC                                                     577,150           14,627,461
BHP Billiton PLC                                                       802,090           11,961,046
Companhia Siderurgica Nacional S.A., ADR^                              373,980            7,240,253
Companhia Vale do Rio Doce, ADR                                        752,940           25,893,607
                                                                                     --------------
                                                                                     $   80,514,950
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.4%
---------------------------------------------------------------------------------------------------
Gaz de France                                                          318,000       $   10,623,167
Tokyo Gas Co. Ltd.^                                                  5,029,390           18,821,519
                                                                                     --------------
                                                                                     $   29,444,686
---------------------------------------------------------------------------------------------------
Network & Telecom - 1.5%
---------------------------------------------------------------------------------------------------
Nokia Oyj                                                            1,666,340       $   26,214,536
ZTE Corp.                                                            1,791,000            5,006,615
                                                                                     --------------
                                                                                     $   31,221,151
---------------------------------------------------------------------------------------------------
Oil Services - 0.5%
---------------------------------------------------------------------------------------------------
Tenaris S.A., ADR^                                                      53,720       $    6,149,866
Vallourec S.A                                                            8,380            3,512,211
                                                                                     --------------
                                                                                     $    9,662,077
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.7%
---------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                  436,100       $   15,563,915
AstraZeneca PLC                                                        649,220           29,757,833
Chugai Pharmaceutical Co. Ltd.^                                      1,477,210           27,941,820
Roche Holdings AG                                                      349,910           48,479,136
Sanofi-Aventis^                                                        475,092           40,738,793
                                                                                     --------------
                                                                                     $  162,481,497
---------------------------------------------------------------------------------------------------
Printing & Publishing - 1.8%
---------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                    1,386,600       $   13,069,490
Yell Group PLC                                                       3,104,550           25,361,985
                                                                                     --------------
                                                                                     $   38,431,475
---------------------------------------------------------------------------------------------------
Real Estate - 1.5%
---------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                            318,140       $   15,667,246
Leopalace21 Corp.^                                                     630,500           11,802,775
Macquarie Goodman Group^                                             1,269,150            4,096,212
                                                                                     --------------
                                                                                     $   31,566,233
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.9%
---------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                 1,801,000       $   18,556,791
Kaneka Corp.                                                         1,786,000           21,534,209
                                                                                     --------------
                                                                                     $   40,091,000
---------------------------------------------------------------------------------------------------
Specialty Stores^ - 1.3%
---------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                            1,033,130       $    7,380,871
NEXT PLC                                                               752,560           20,541,382
                                                                                     --------------
                                                                                     $   27,922,253
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.3%
---------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                  17,598,200       $   48,380,446
---------------------------------------------------------------------------------------------------
Telephone Services - 6.0%
---------------------------------------------------------------------------------------------------
Deutsche Telekom AG^                                                 1,556,490       $   29,616,732
FastWeb S.p.A.^*                                                       446,835           19,223,400
Royal KPN N.V.^                                                      2,093,810           19,814,999
Singapore Telecommunications Ltd.                                   12,746,000           19,586,449
Telefonica S.A.^                                                     2,308,211           38,234,337
                                                                                     --------------
                                                                                     $  126,475,917
---------------------------------------------------------------------------------------------------
Tobacco - 0.8%
---------------------------------------------------------------------------------------------------
Swedish Match AB^                                                    1,325,420       $   16,871,338
---------------------------------------------------------------------------------------------------
Trucking - 0.5%
---------------------------------------------------------------------------------------------------
TNT N.V.^                                                              430,980       $   11,086,117
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.2%
---------------------------------------------------------------------------------------------------
Suez S.A.^                                                           1,569,510       $   45,737,157
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,814,065,983)                                       $2,076,046,976
---------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.3%
---------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT              $ VALUE
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.58%, due 9/01/05,
at Amortized Cost<                                                $ 27,774,000       $   27,774,000
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 23.7%
---------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES              $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    498,699,585       $  498,699,585
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,340,539,568)(S)                               $2,602,520,561
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (23.4)%                                               (492,796,859)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $2,109,723,702
---------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.
(S) As of August 31, 2005, the fund had 70 securities representing $1,597,736,097 and 75.7% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 8/31/05
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $476,629,569 of securities
on loan (identified cost, $2,340,539,568)                        $2,602,520,561
Receivable for investments sold                                       8,592,290
Receivable for fund shares sold                                       3,766,941
Interest and dividends receivable                                     2,638,347
Other assets                                                                 17
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $2,617,518,156
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable to custodian                                                 $4,764,976
Payable for investments purchased                                       375,520
Payable for fund shares reacquired                                    2,871,077
Collateral for securities loaned, at value*                         498,699,585
Payable to affiliates
  Management fee                                                         48,020
  Shareholder servicing costs                                           349,829
  Distribution and service fees                                          17,717
  Administrative services fee                                               696
  Program manager fees                                                        8
  Retirement plan administration and services fees                           19
Accrued expenses and other liabilities                                  667,007
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $507,794,454
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,109,723,702
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,721,890,007
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $57,340 deferred country tax)                               261,927,645
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                   112,866,138
Accumulated undistributed net investment income                      13,039,912
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,109,723,702
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   126,229,482
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $958,877,717
  Shares outstanding                                                 57,589,528
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.65
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.65)                                                    $17.67
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $141,514,837
  Shares outstanding                                                  8,831,455
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.02
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $109,346,517
  Shares outstanding                                                  6,842,190
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.98
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $851,483,608
  Shares outstanding                                                 50,031,111
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.02
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $44,299,702
  Shares outstanding                                                  2,677,997
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.54
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $171,049
  Shares outstanding                                                     10,680
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.02
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $178,221
  Shares outstanding                                                     11,113
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.04
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,356,901
  Shares outstanding                                                    143,412
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.43
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,299
  Shares outstanding                                                      3,201
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.65
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,366
  Shares outstanding                                                      3,201
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.67
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $760,452
  Shares outstanding                                                     46,010
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.53
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.53)                                                    $17.54
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $173,616
  Shares outstanding                                                     10,930
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.88
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $454,417
  Shares outstanding                                                     28,654
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.86
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B and Class 529C shares.

* Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 8/31/05
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $41,782,137
  Interest                                                             2,252,277
  Foreign taxes withheld                                              (3,968,715)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $40,065,699
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $14,632,787
  Distribution and service fees                                        5,203,349
  Program manager fees                                                     2,721
  Shareholder servicing costs                                          2,667,090
  Administrative services fee                                            181,608
  Retirement plan administration and services fees                         3,277
  Trustees' compensation                                                  34,589
  Custodian fee                                                        1,861,778
  Printing                                                                91,806
  Postage                                                                 83,056
  Auditing fees                                                           53,234
  Legal fees                                                              54,441
  Shareholder solicitation expenses                                       92,096
  Miscellaneous                                                          240,543
  Reimbursement of expenses to investment adviser                        449,724
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $25,652,099
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (58,648)
  Reduction of expenses by investment adviser                             (5,899)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $25,587,552
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $14,478,147
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $1,095,382 country tax)           $145,882,191
  Foreign currency transactions                                         (694,685)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $145,187,506
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $57,340 decrease in deferred
  country tax)                                                                            $171,389,187
  Translation of assets and liabilities in foreign currencies                                   38,342
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $171,427,529
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $316,615,035
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $331,093,182
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                              2005                       2004
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $14,478,147                 $8,679,536
Net realized gain (loss) on investments and foreign
currency transactions                                            145,187,506                153,965,405
Net unrealized gain (loss) on investments and foreign
currency translation                                             171,427,529                 40,974,661
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $331,093,182               $203,619,602
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(3,826,893)                 $(259,483)
  Class B                                                            (10,565)                        --
  Class C                                                            (77,330)                        --
  Class I                                                         (4,400,339)                  (782,661)
  Class R                                                           (170,724)                   (13,715)
  Class R3                                                            (4,202)                       (13)
  Class 529A                                                          (2,107)                      (122)
  Class 529B                                                            (115)                        --
  Class 529C                                                            (151)                        --
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions
  Class A                                                        (30,675,820)                        --
-------------------------------------------------------------------------------------------------------
  Class B                                                         (5,867,774)                        --
-------------------------------------------------------------------------------------------------------
  Class C                                                         (3,969,467)                        --
-------------------------------------------------------------------------------------------------------
  Class I                                                        (23,687,787)                        --
-------------------------------------------------------------------------------------------------------
  Class R                                                         (1,210,411)                        --
-------------------------------------------------------------------------------------------------------
  Class R3                                                           (24,101)                        --
-------------------------------------------------------------------------------------------------------
  Class 529A                                                         (18,925)                        --
-------------------------------------------------------------------------------------------------------
  Class 529B                                                          (6,169)                        --
-------------------------------------------------------------------------------------------------------
  Class 529C                                                         (14,528)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(73,967,408)               $(1,055,994)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $577,345,880               $313,361,923
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $3,533                    $19,901
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $834,475,187               $515,945,432
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,275,248,515               $759,303,083

At end of period (including accumulated undistributed net
investment income of $13,039,912 and $8,304,426,
respectively)                                                 $2,109,723,702             $1,275,248,515
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                          YEARS ENDED 8/31
                                             -------------------------------------------------------------------------------
                                               2005=            2004=             2003               2002               2001
Net asset value, beginning of period          $14.25           $11.53           $10.78             $12.25             $16.19
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                 $0.12            $0.10            $0.04             $(0.00)+++         $(0.00)+++
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      3.04             2.63             0.71              (1.47)             (3.44)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $3.16            $2.73            $0.75             $(1.47)            $(3.44)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.08)          $(0.01)             $--                $--             $(0.09)
  From net realized gain on investments
  and foreign currency transactions            (0.68)              --               --                 --              (0.41)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $(0.76)          $(0.01)             $--                $--             $(0.50)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $16.65           $14.25           $11.53             $10.78             $12.25
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                           22.67            23.65             6.96***          (12.00)***         (21.76)***
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            1.52             1.61             1.80               1.86               1.84
Expenses after expense reductions##             1.55^^           1.67^^           1.75               1.77               1.76
Net investment income (loss)                    0.80             0.75             0.36              (0.02)             (0.02)
Portfolio turnover                                79              102               96                153                131
Net assets at end of period
(000 Omitted)                               $958,878         $593,574         $387,732           $313,418           $240,231
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                          YEARS ENDED 8/31
                                            --------------------------------------------------------------------------------
                                               2005=            2004=             2003               2002               2001
Net asset value, beginning of period          $13.76           $11.19           $10.54             $12.04             $15.98
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                 $0.01            $0.02           $(0.03)            $(0.08)            $(0.10)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      2.93             2.55             0.68              (1.42)             (3.39)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $2.94            $2.57            $0.65             $(1.50)            $(3.49)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.00)+++          $--              $--                $--             $(0.04)
  From net realized gain on investments
  and foreign currency transactions            (0.68)              --               --                 --              (0.41)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $(0.68)             $--              $--                $--             $(0.45)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $16.02           $13.76           $11.19             $10.54             $12.04
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                           21.77            22.97             6.17***          (12.46)***         (22.27)***
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            2.17             2.25             2.45               2.51               2.49
Expenses after expense reductions##             2.20^^           2.31^^           2.40               2.42               2.41
Net investment income (loss)                    0.08             0.12            (0.32)             (0.69)             (0.71)
Portfolio turnover                                79              102               96                153                131
Net assets at end of period
(000 Omitted)                               $141,515         $116,165          $88,177            $82,659            $82,135
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                          YEARS ENDED 8/31
                                            --------------------------------------------------------------------------------
                                               2005=            2004=             2003               2002               2001
Net asset value, beginning of period          $13.73           $11.17           $10.52             $12.02             $15.97
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                 $0.02            $0.02           $(0.03)            $(0.08)            $(0.09)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      2.92             2.54             0.68              (1.42)             (3.40)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $2.94            $2.56            $0.65             $(1.50)            $(3.49)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.01)             $--              $--                $--             $(0.05)
  From net realized gain on investments
  and foreign currency transactions            (0.68)              --               --                 --              (0.41)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $(0.69)             $--              $--                $--             $(0.46)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.98           $13.73           $11.17             $10.52             $12.02
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                           21.84            22.92             6.18***          (12.48)***         (22.27)***
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            2.17             2.25             2.45               2.51               2.49
Expenses after expense reductions##             2.20^^           2.31^^           2.40               2.42               2.41
Net investment income (loss)                    0.13             0.15            (0.32)             (0.09)             (0.10)
Portfolio turnover                                79              102               96                153                131
Net assets at end of period
(000 Omitted)                               $109,347          $75,580          $46,022            $43,046            $47,375
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                          YEARS ENDED 8/31
                                            --------------------------------------------------------------------------------
                                               2005=            2004=             2003               2002               2001
Net asset value, beginning of period          $14.54           $11.75           $10.95             $12.39             $16.33
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                        $0.19            $0.16            $0.10              $0.04              $0.03
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      3.10             2.66             0.70              (1.48)             (3.46)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $3.29            $2.82            $0.80             $(1.44)            $(3.43)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.13)          $(0.03)             $--                $--             $(0.10)
  From net realized gain on investments
  and foreign currency transactions            (0.68)              --               --                 --              (0.41)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $(0.81)          $(0.03)             $--                $--             $(0.51)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $17.02           $14.54           $11.75             $10.95             $12.39
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                              23.09            24.05             7.31***          (11.62)***         (21.49)***
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            1.17             1.26             1.45               1.51               1.49
Expenses after expense reductions##             1.20^^           1.32^^           1.40               1.42               1.41
Net investment income                           1.18             1.18             0.95               0.38               0.25
Portfolio turnover                                79              102               96                153                131
Net assets at end of period
(000 Omitted)                               $851,484         $469,181         $232,328            $18,207            $10,150
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R (FORMERLY CLASS R1)
                                                                                 YEARS ENDED 8/31
                                                                  -------------------------------------------------
                                                                     2005=               2004=               2003**
Net asset value, beginning of period                                $14.20              $11.52               $10.32###
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                       $0.11               $0.09               $(0.01)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                3.01                2.61                 1.21
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $3.12               $2.70                $1.20
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                        $(0.10)             $(0.02)                 $--
--------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                       (0.68)                 --                   --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(0.78)             $(0.02)                 $--
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $16.54              $14.20               $11.52
--------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                    22.40               23.50                11.63++###***
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                  1.66                1.75                 1.95+
Expenses after expense reductions##                                   1.69^^              1.81^^               1.90+
Net investment income (loss)                                          0.73                0.69                (0.09)+
Portfolio turnover                                                      79                 102                   96
Net assets at end of period (000 Omitted)                          $44,300             $19,596               $4,810
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                        CLASS R1               CLASS R2
                                                                       YEAR ENDED             YEAR ENDED
                                                                       8/31/05**               8/31/05**
Net asset value, beginning of period                                     $15.07                  $15.07
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.03                   $0.06
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.92                    0.91
--------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.95                   $0.97
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.02                  $16.04
--------------------------------------------------------------------------------------------------------
Total return (%)&                                                          6.30++                  6.44++
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.36+                   2.04+
Expenses after expense reductions##                                        2.39^^+                 2.07^^+
Net investment income                                                      0.46+                   1.12+
Portfolio turnover                                                           79                      79
Net assets at end of period (000 Omitted)                                  $171                    $178
--------------------------------------------------------------------------------------------------------

CLASS R3 (FORMERLY CLASS R2)
                                                                               YEARS ENDED 8/31
                                                                   -------------------------------------
                                                                    2005=                      2004**=
Net asset value, beginning of period                               $14.16                    $12.71###
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------
  Net investment income                                             $0.11                     $0.02
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                               2.96                      1.46
--------------------------------------------------------------------------------------------------------
Total from investment operations                                    $3.07                     $1.48
--------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.12)                   $(0.03)
--------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                      (0.68)                       --
--------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.80)                   $(0.03)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $16.43                    $14.16
--------------------------------------------------------------------------------------------------------
Total return (%)&                                                   22.13                     11.69###++
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                 1.92                      2.01+
Expenses after expense reductions##                                  1.95^^                    2.07^^+
Net investment income                                                0.74                      0.18+
Portfolio turnover                                                     79                       102
Net assets at end of period (000 Omitted)                          $2,357                      $431
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                        CLASS R4               CLASS R5
                                                                       YEAR ENDED             YEAR ENDED
                                                                       8/31/05**               8/31/05**
Net asset value, beginning of period                                     $15.62                  $15.62
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.12                   $0.14
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.91                    0.91
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.03                   $1.05
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.65                  $16.67
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                          6.59++                  6.72++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.55+                   1.25+
Expenses after expense reductions##                                        1.58^^+                 1.28^^+
Net investment income                                                      1.79+                   2.09+
Portfolio turnover                                                           79                      79
Net assets at end of period (000 Omitted)                                   $53                     $53
--------------------------------------------------------------------------------------------------------------------------

CLASS 529A
                                                                               YEARS ENDED 8/31
                                                     ----------------------------------------------------------------------
                                                           2005=              2004=               2003             2002**
Net asset value, beginning of period                      $14.18             $11.50             $10.78             $10.66
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                             $0.10              $0.08              $0.03             $(0.00)+++
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          3.01               2.61               0.69               0.12
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $3.11              $2.69              $0.72              $0.12
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $(0.08)            $(0.01)               $--                $----
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                    (0.68)                --                 --                 ----
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(0.76)            $(0.01)               $--                $----
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $16.53             $14.18             $11.50             $10.78
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                       22.35              23.39               6.68***            1.13++***
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.76               1.85               2.05               2.11+
Expenses after expense reductions##                         1.79^^             1.91^^             2.00               2.02+
Net investment income (loss)                                0.65               0.62               0.30              (0.20)+
Portfolio turnover                                            79                102                 96                153
Net assets at end of period (000 Omitted)                   $760               $332               $112                $11
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B
                                                                                YEARS ENDED 8/31
                                                       ------------------------------------------------------------------
                                                             2005=              2004=               2003           2002**
Net asset value, beginning of period                        $13.68             $11.17             $10.54           $10.42
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                       $(0.02)            $(0.00)+++         $(0.05)          $(0.00)+++
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            2.91               2.51               0.68             0.12
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $2.89              $2.51              $0.63            $0.12
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.01)               $--                $--              $--
  From net realized gain on investments and foreign
  currency transactions                                      (0.68)                --                 --               --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.69)               $--                $--              $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $15.88             $13.68             $11.17           $10.54
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                         21.54              22.47               5.98***          1.15++***
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.42               2.50               2.70             2.76+
Expenses after expense reductions##                           2.45^^             2.56^^             2.65             2.67+
Net investment loss                                          (0.13)             (0.03)             (0.43)           (0.45)+
Portfolio turnover                                              79                102                 96              153
Net assets at end of period (000 Omitted)                     $174               $110                $41               $5
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C
                                                                                YEARS ENDED 8/31
                                                          ---------------------------------------------------------------
                                                             2005=              2004=               2003           2002**
Net asset value, beginning of period                        $13.66             $11.14             $10.52           $10.40
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                       $(0.01)            $(0.00)+++         $(0.04)          $(0.00)+++
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            2.90               2.52               0.66             0.12
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $2.89              $2.52              $0.62            $0.12
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.01)               $--                $--              $--
  From net realized gain on investments and foreign
  currency transactions                                      (0.68)                --                 --               --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.69)               $--                $--              $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $15.86             $13.66             $11.14           $10.52
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                         21.53              22.62               5.89***          1.15++***
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.42               2.49               2.70             2.76+
Expenses after expense reductions##                           2.45^^             2.55^^             2.65             2.67+
Net investment loss                                          (0.07)             (0.02)             (0.36)           (0.45)+
Portfolio turnover                                              79                102                 96              153
Net assets at end of period (000 Omitted)                     $454               $280                $81               $5
-------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $10.38 and 10.98% (Class R), and $12.56 and 13.03%
    (Class R3), respectively, have been revised to reflect the net asset value from the day prior to the class'
    inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
 ^^ Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2005, the value of securities loaned was $476,629,569. These loans were collateralized by cash of $498,699,585 and non-cash U.S. Treasury obligations of $1,084,126.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended August 31, 2005, the fund's custodian fees were reduced by $58,648 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended August 31, 2005, there were no commissions recaptured. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, foreign taxes, passive foreign investment companies and by treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes.

The tax character of distributions declared for the years ended
August 31, 2005 and August 31, 2004 was as follows:

                                             8/31/05            8/31/04
        Distributions declared from:
          Ordinary income                 $8,492,426         $1,055,994
          Long-term capital gain          65,474,982                 --
        ---------------------------------------------------------------
                                         $73,967,408         $1,055,994

During the year ended August 31, 2005, accumulated undistributed net investment income decreased by $1,250,235, and accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $8,714,623, and paid-in capital increased by $9,964,858 due to differences between book and tax accounting for foreign currency transactions, foreign taxes, passive foreign investment companies and by treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes. This change had no effect on the net assets or net asset value per share.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income              $79,481,267
          Undistributed long-term capital gain        50,399,955
          Unrealized appreciation (depreciation)     258,125,779
          Other temporary differences                   (173,306)

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.0 billion of average daily net assets        0.90%
          Next $1.0 billion of average daily net assets         0.80%
          Average daily net assets in excess of $2.0 billion    0.70%

The management fee incurred for the year ended August 31, 2005, was equivalent to an annual effective rate of 0.86% of the fund's average daily net assets.

MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that these operating expenses did not exceed 0.40% of the fund's average daily net assets annually. To the extent that the fund's actual operating expenses were below 0.40%, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This reimbursement agreement terminated on December 31, 2004. During the year ended August 31, 2005, the fund reimbursed MFS for a portion of the expenses borne by MFS, which is reflected as a reimbursement of expenses to investment adviser on the Statement of Operations. The fund will not be required to reimburse MFS $175,232 for unreimbursed expenses. Effective January 1, 2005, the fund has contractually agreed to limit the fund's operating expenses and to pay the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.40% of the fund's average daily net assets annually. This new arrangement will be in effect until January 1, 2006, unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $122,115 and $1,241 for the year ended
August 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.35%            $62,974      $2,743,743
Class B                          0.75%            0.25%            1.00%          1.00%              1,044       1,336,341
Class C                          0.75%            0.25%            1.00%          1.00%                754         941,668
Class R                          0.25%            0.25%            0.50%          0.50%                 91         168,064
Class R1                         0.50%            0.25%            0.75%          0.75%                 61             257
Class R2                         0.25%            0.25%            0.50%          0.50%                 22             114
Class R3                         0.25%            0.25%            0.50%          0.50%                 28           5,959
Class R4                            --            0.25%            0.25%          0.25%                 30              52
Class 529A                       0.25%            0.25%            0.50%          0.35%                266           2,010
Class 529B                       0.75%            0.25%            1.00%          1.00%                 17           1,473
Class 529C                       0.75%            0.25%            1.00%          1.00%                 68           3,668
--------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                             $5,203,349

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31,
    2005 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the year ended August 31, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2005, were as follows:

                                                              AMOUNT

          Class A                                            $13,817
          Class B                                            174,428
          Class C                                             10,431
          Class 529B                                              --
          Class 529C                                              --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended August 31, 2005, were as follows:

                                                              AMOUNT

          Class 529A                                          $1,436
          Class 529B                                             368
          Class 529C                                             917
          ----------------------------------------------------------
          Total Program Manager Fees                          $2,721

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $1,796,616, which equated to 0.1054% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2005, these costs amounted to $655,555.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0107% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended August 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                         AMOUNT
                                                   FEE        TOTAL    RETAINED
                                                  RATE       AMOUNT      BY MFS
Class R1                                         0.45%         $154         $26
Class R2                                         0.40%           89           3
Class R3 (formerly Class R2)                     0.25%        2,981         757
Class R4                                         0.15%           32          --
Class R5                                         0.10%           21          --
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                              $3,277        $786

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $2,412. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in a net decrease of $584. Both amounts are included in Trustees compensation for the year ended August 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $5,899, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $8,010 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,838,543,763 and $1,318,680,977, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $2,344,394,782
          ----------------------------------------------------------
          Gross unrealized appreciation                 $267,991,297
          Gross unrealized depreciation                   (9,865,518)
          ----------------------------------------------------------
          Net unrealized appreciation                   $258,125,779

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 Year ended 8/31/05                Year ended 8/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                  28,794,080      $449,353,092      25,499,429      $340,976,897
Shares issued to shareholders in
reinvestment of distributions                 1,587,913        24,279,191          14,847           197,567
Shares reacquired                           (14,437,115)     (224,139,499)    (17,498,280)     (239,404,354)
------------------------------------------------------------------------------------------------------------
Net change                                   15,944,878      $249,492,784       8,015,996      $101,770,110

CLASS B SHARES
Shares sold                                   2,362,199       $35,339,373       2,527,350       $33,384,413
Shares issued to shareholders in
reinvestment of distributions                   340,629         5,034,486              --                --
Shares reacquired                            (2,316,453)      (34,824,715)     (1,959,753)      (25,909,743)
------------------------------------------------------------------------------------------------------------
Net change                                      386,375        $5,549,144         567,597        $7,474,670

CLASS C SHARES
Shares sold                                   2,336,111       $34,976,257       2,467,171       $32,082,699
Shares issued to shareholders in
reinvestment of distributions                   208,302         3,070,381              --                --
Shares reacquired                            (1,206,741)      (17,997,574)     (1,081,531)      (14,358,259)
------------------------------------------------------------------------------------------------------------
Net change                                    1,337,672       $20,049,064       1,385,640       $17,724,440

CLASS I SHARES
Shares sold                                  19,429,388      $307,426,523      14,828,774      $204,201,804
Shares issued to shareholders in
reinvestment of distributions                 1,781,510        27,773,750          57,562           771,329
Shares reacquired                            (3,443,470)      (55,618,095)     (2,402,041)      (32,740,066)
------------------------------------------------------------------------------------------------------------
Net change                                   17,767,428      $279,582,178      12,484,295      $172,233,067

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                   1,840,882       $28,392,688       1,482,311       $20,401,641
Shares issued to shareholders in
reinvestment of distributions                    86,925         1,321,265           1,036            13,608
Shares reacquired                              (630,288)       (9,740,922)       (520,404)       (7,092,308)
------------------------------------------------------------------------------------------------------------
Net change                                    1,297,519       $19,973,031         962,943       $13,322,941

                                               Period ended 8/31/05*
                                              SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                      10,752          $164,313
Shares reacquired                                   (72)           (1,129)
--------------------------------------------------------------------------
Net change                                       10,680          $163,184

CLASS R2 SHARES
Shares sold                                      11,113          $173,543

                                                 Year ended 8/31/05                Year ended 8/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                     133,725        $2,068,055          53,628          $745,402
Shares issued to shareholders in
reinvestment of distributions                     1,871            28,303              --                --
Shares reacquired                               (22,619)         (345,295)        (23,193)         (321,470)
------------------------------------------------------------------------------------------------------------
Net change                                      112,977        $1,751,063          30,435          $423,932

                                                  Period ended 8/31/05*
                                                 SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                       3,201           $50,000

CLASS R5 SHARES
Shares sold                                       3,201           $50,000

                                                  Year ended 8/31/05                Year ended 8/31/04
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES
Shares sold                                      25,961          $402,042          14,375          $195,143
Shares issued to shareholders in
reinvestment of distributions                     1,383            21,032               9               122
Shares reacquired                                (4,742)          (74,061)           (767)          (10,500)
------------------------------------------------------------------------------------------------------------
Net change                                       22,602          $349,013          13,617          $184,765

CLASS 529B SHARES
Shares sold                                       3,708           $53,775           5,351           $69,686
Shares issued to shareholders in
reinvestment of distributions                       428             6,284              --                --
Shares reacquired                                (1,242)          (18,403)           (988)          (13,139)
------------------------------------------------------------------------------------------------------------
Net change                                        2,894           $41,656           4,363           $56,547

CLASS 529C SHARES
Shares sold                                       8,456          $126,224          14,470          $187,605
Shares issued to shareholders in
reinvestment of distributions                     1,002            14,679              --                --
Shares reacquired                                (1,323)          (19,683)         (1,192)          (16,154)
------------------------------------------------------------------------------------------------------------
Net change                                        8,135          $121,220          13,278          $171,451

* For the period from the inception of Class R1, R2, R4 and R5 shares, April 1, 2005 through
  August 31, 2005.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, and MFS Moderate Allocation Fund were the owners of record of approximately 3.83%, 1.44%, 12.73%, 7.16%, and 8.31% respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005 was $11,876, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended August 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust I and Shareholders of
MFS Research International Fund:

We have audited the accompanying statement of assets and liabilities of MFS Research International Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research International Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 11, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of MFS Series Trust I, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                               NUMBER OF DOLLARS
                                  -------------------------------------------
NOMINEE                               AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.            $8,025,286,508.56         $117,939,292.78
-----------------------------------------------------------------------------
David H. Gunning                   8,030,402,677.64          112,823,123.70
-----------------------------------------------------------------------------
William R. Gutow                   8,027,523,726.27          115,702,075.07
-----------------------------------------------------------------------------
Michael Hegarty                    8,021,162,525.49          122,063,275.85
-----------------------------------------------------------------------------
J. Atwood Ives                     8,024,062,680.07          119,163,121.27
-----------------------------------------------------------------------------
Amy B. Lane                        8,019,792,882.59          123,432,918.75
-----------------------------------------------------------------------------
Robert J. Manning                  8,030,980,361.78          112,245,439.56
-----------------------------------------------------------------------------
Lawrence T. Perera                 8,025,935,401.12          117,290,400.22
-----------------------------------------------------------------------------
Robert C. Pozen                    8,031,655,470.25          111,570,331.09
-----------------------------------------------------------------------------
J. Dale Sherratt                   8,027,226,595.42          115,999,205.92
-----------------------------------------------------------------------------
Laurie J. Thomsen                  8,019,388,506.87          123,837,294.47
-----------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------        ----------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                 CUSTODIAN
Massachusetts Financial Services Company           State Street Bank and Trust Company
500 Boylston Street, Boston, MA                    225 Franklin Street, Boston, MA 02110
02116-3741
                                                   INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                        ACCOUNTING FIRM
MFS Fund Distributors, Inc.                        Ernst & Young LLP
500 Boylston Street, Boston, MA                    200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Jose Luis Garcia
Thomas Melendez

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 31st percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 26th percentile for each of the one and five-year periods ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to breakpoints that reduce the Fund's advisory fee rate on net assets over $1 billion and $2 billion. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $75,439,840 as a capital gain dividend for the year ended August 31, 2005.

For the year ended August 31, 2005, income from foreign sources was $33,981,511, and the fund designated a foreign tax credit of $3,987,788.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            RIF-ANN-10/05 106M

MFS(R) TECHNOLOGY FUND                                                  8/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             13
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    23
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           33
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   34
---------------------------------------------------
TRUSTEES AND OFFICERS                            35
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    40
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            44
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   44
---------------------------------------------------
FEDERAL TAX INFORMATION                          44
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                5.4%
              ------------------------------------------------
              Dell, Inc.                                  5.2%
              ------------------------------------------------
              Cisco Systems, Inc.                         4.9%
              ------------------------------------------------
              Symantec Corp.                              4.1%
              ------------------------------------------------
              MicroStrategy, Inc., "A"                    4.0%
              ------------------------------------------------
              Oracle Corp.                                3.9%
              ------------------------------------------------
              Nokia Corp.                                 3.9%
              ------------------------------------------------
              QUALCOMM, Inc.                              3.8%
              ------------------------------------------------
              Amdocs Ltd.                                 3.7%
              ------------------------------------------------
              LG Philips LCD Co. Ltd.                     3.6%
              ------------------------------------------------

              TOP FIVE EQUITY INDUSTRIES

              Computer Software                          22.9%
              ------------------------------------------------
              Electronics                                19.8%
              ------------------------------------------------
              Network & Telecom                          14.3%
              ------------------------------------------------
              Computer Systems                           11.4%
              ------------------------------------------------
              PC & Peripherals                            6.9%
              ------------------------------------------------

Percentages are based on net assets as of 8/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2005, Class A shares of the MFS Technology Fund had a total return of 14.81%, at net asset value. In comparison, the fund's benchmark, the Goldman Sachs Technology Industry Composite Index, returned 16.48%.

DETRACTORS FROM PERFORMANCE

PC and peripherals, electronics, and leisure and toys were the greatest detracting industries from relative performance during the reporting period.

Stock selection and our overweighted position in the weak-performing PC and peripherals industry hindered results. Within this industry, our positioning in Internet storage company Network Appliance was a drag on relative performance.

For the electronics industry, security selection hurt returns with semiconductor company Integrated Circuit Systems* among the fund's top detractors. Our positioning in the leisure and toys industry also held back performance. Within leisure and toys, our holdings in Electronic Arts detracted from results.

Elsewhere, our positioning in computer company Hewlett-Packard*, business to business and e-commerce software vendor Ariba, telecommunication equipment maker Motorola*, software firm Mercury Interactive, network computing company Sun Microsystems*, and human resources service provider Hewitt Associates* dampened relative results. Not owning benchmark constituent Corning also held back performance as the stock outperformed the benchmark over the period.

CONTRIBUTORS TO PERFORMANCE

During the reporting period, stock selection in the computer systems, Internet, and computer software industries significantly boosted relative performance.

The computer systems industry led performance as our positioning in IBM* and Apple Computer significantly aided relative results. In the Internet industry, online search provider Google, which had a dramatic run-up in share price, was the fund's greatest individual contributor to relative performance.

The fund also benefited from strong returns in several of its computer software holdings including business software firm MicroStrategy and network security company Blue Coat Systems*, neither of which are benchmark constituents.

In other industries, networking chip company Marvell Technology*, flash memory storage products maker SanDisk, interactive media and marketing company Digitas*, and Internet products and services firm F5 Networks* had significant positive impacts on relative performance.

*Security was not held in the portfolio at period-end.

Respectfully,

Telis D. Bertsekas
Portfolio Manager

Note to Shareholders: Telis Bertsekas became the Portfolio Manager of the fund in March 2005. He replaced Daniel Scherman.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2005. Index information is from January 1, 1997.)

                                              Goldman Sachs
                      MFS Technology      Technology Industry
                      Fund -- Class A       Composite Index

            1/97        $ 9,425                $10,000
            8/97         11,810                 13,559
            8/98         11,738                 13,114
            8/99         19,397                 27,523
            8/00         36,453                 44,919
            8/01         14,211                 16,464
            8/02          8,309                 10,420
            8/03         11,034                 14,421
            8/04         10,236                 13,989
            8/05         11,752                 16,293

TOTAL RATES OF RETURN THROUGH 8/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr         5-yr        Life*
------------------------------------------------------------------------------
        A                 1/02/97             14.81%       -20.26%       2.58%
------------------------------------------------------------------------------
        B                 4/14/00             14.00%       -20.78%       2.16%
------------------------------------------------------------------------------
        C                 4/14/00             14.17%       -20.79%       2.15%
------------------------------------------------------------------------------
        I                 1/02/97             15.16%       -19.92%       2.86%
------------------------------------------------------------------------------
        R**              12/31/02             14.73%       -20.33%       2.53%
------------------------------------------------------------------------------
       R1                 4/01/05             14.50%       -20.30%       2.55%
------------------------------------------------------------------------------
       R2                 4/01/05             14.64%       -20.28%       2.56%
------------------------------------------------------------------------------
       R3**              10/31/03             14.36%       -20.37%       2.50%
------------------------------------------------------------------------------
       R4                 4/01/05             14.94%       -20.24%       2.59%
------------------------------------------------------------------------------
       R5                 4/01/05             15.06%       -20.22%       2.61%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average science and technology fund+          20.65%       -19.35%       5.68%
------------------------------------------------------------------------------
Goldman Sachs Technology Industry
Composite Index#                              16.48%       -18.36%       5.79%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        A                                      8.20%       -21.20%       1.88%
------------------------------------------------------------------------------
        B                                     10.00%       -21.09%       2.16%
------------------------------------------------------------------------------
        C                                     13.17%       -20.79%       2.15%
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

 * For the period from the commencement of the fund's investment operations, January 2, 1997, through
   August 31, 2005. Index information is from January 1, 1997.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares"
   and Class R2 shares have been renamed "Class R3 shares."
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Bloomberg L.P.

INDEX DEFINITION

Goldman Sachs Technology Industry Composite Index - is a modified capitalization-weighted index of selected technology stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     3/01/05-
Share Class                 Ratio       3/01/05         8/31/05        8/31/05
--------------------------------------------------------------------------------
           Actual           1.50%      $1,000.00      $1,025.50         $7.66
    A      ---------------------------------------------------------------------
           Hypothetical*    1.50%      $1,000.00      $1,017.64         $7.63
--------------------------------------------------------------------------------
           Actual           2.15%      $1,000.00      $1,022.70        $10.96
    B     ----------------------------------------------------------------------
           Hypothetical*    2.15%      $1,000.00      $1,014.37        $10.92
--------------------------------------------------------------------------------
           Actual           2.15%      $1,000.00      $1,022.80        $10.96
    C      ---------------------------------------------------------------------
           Hypothetical*    2.15%      $1,000.00      $1,014.37        $10.92
--------------------------------------------------------------------------------
           Actual           1.17%      $1,000.00      $1,028.40         $5.98
    I      ---------------------------------------------------------------------
           Hypothetical*    1.17%      $1,000.00      $1,019.31         $5.96
--------------------------------------------------------------------------------
    R      Actual           1.65%      $1,000.00      $1,026.80         $8.43
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    1.65%      $1,000.00      $1,016.89         $8.39
--------------------------------------------------------------------------------
           Actual           2.34%      $1,000.00      $1,022.80        $11.93
    R1     ---------------------------------------------------------------------
           Hypothetical*    2.34%      $1,000.00      $1,013.41        $11.88
--------------------------------------------------------------------------------
           Actual           2.04%      $1,000.00      $1,024.00        $10.41
    R2     ---------------------------------------------------------------------
           Hypothetical*    2.04%      $1,000.00      $1,014.92        $10.36
--------------------------------------------------------------------------------
    R3     Actual           1.90%      $1,000.00      $1,024.60         $9.70
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    1.90%      $1,000.00      $1,015.63         $9.65
--------------------------------------------------------------------------------
           Actual           1.54%      $1,000.00      $1,026.70         $7.87
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.54%      $1,000.00      $1,017.44         $7.83
--------------------------------------------------------------------------------
           Actual           1.24%      $1,000.00      $1,027.80         $6.34
    R5     ---------------------------------------------------------------------
           Hypothetical*    1.24%      $1,000.00      $1,018.95         $6.31
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 99.3%
---------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES           $ VALUE
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.6%
---------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., "A"^*                                81,670       $    2,878,868
---------------------------------------------------------------------------------------------------
Business Services - 7.6%
---------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           141,630       $    4,156,841
Getty Images, Inc.^*                                                    23,250            1,989,967
Infosys Technologies Ltd., ADR                                          33,030            2,338,194
                                                                                     --------------
                                                                                     $    8,485,002
---------------------------------------------------------------------------------------------------
Computer Software - 22.9%
---------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                     81,550       $    2,205,112
Compuware Corp.*                                                       208,590            1,889,825
Mercury Interactive Corp.*                                              46,350            1,699,654
MicroStrategy, Inc., "A"^*                                              57,270            4,409,790
Opsware, Inc.^*                                                        632,230            2,920,903
Oracle Corp.*                                                          333,618            4,327,025
Symantec Corp.*                                                        216,801            4,548,485
TIBCO Software, Inc.^*                                                 451,260            3,447,626
                                                                                     --------------
                                                                                     $   25,448,420
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 11.4%
---------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                   63,190       $    2,965,507
Dell, Inc.*                                                            162,423            5,782,259
LG Philips LCD Co. Ltd.*                                                87,740            3,983,400
                                                                                     --------------
                                                                                     $   12,731,166
---------------------------------------------------------------------------------------------------
Electronics - 19.8%
---------------------------------------------------------------------------------------------------
AU Optronics Corp., ADR                                                151,735       $    2,244,161
Chartered Semiconductor Manufacturing Ltd., ADR^*                      167,540            1,114,141
KLA-Tencor Corp.                                                        55,750            2,829,870
Novellus Systems, Inc.*                                                 46,240            1,239,694
PMC-Sierra, Inc.*                                                      167,980            1,424,470
Samsung Electronics Co. Ltd., GDR##                                     22,955            6,019,949
SanDisk Corp.^*                                                         81,070            3,147,948
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                       217,074            1,786,519
Texas Instruments, Inc.                                                 67,660            2,211,129
                                                                                     --------------
                                                                                     $   22,017,881
---------------------------------------------------------------------------------------------------
Energy - Independent - 0.6%
---------------------------------------------------------------------------------------------------
Evergreen Solar, Inc.^*                                                103,110       $      726,925
---------------------------------------------------------------------------------------------------
Internet - 6.4%
---------------------------------------------------------------------------------------------------
Amazon.com, Inc.*                                                       39,060       $    1,667,862
Ariba, Inc.^*                                                          259,480            1,541,311
Google, Inc., "A"*                                                      13,690            3,915,340
                                                                                     --------------
                                                                                     $    7,124,513
---------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
---------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                  20,590       $    1,179,395
---------------------------------------------------------------------------------------------------
Machinery & Tools - 1.2%
---------------------------------------------------------------------------------------------------
Cognex Corp.^                                                           45,740       $    1,360,765
---------------------------------------------------------------------------------------------------
Network & Telecom - 14.3%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                   307,833       $    5,424,017
Juniper Networks, Inc.*                                                 85,010            1,933,127
Nokia Corp., ADR                                                       272,580            4,298,587
QUALCOMM, Inc.                                                         107,850            4,282,724
                                                                                     --------------
                                                                                     $   15,938,455
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 6.9%
---------------------------------------------------------------------------------------------------
EMC Corp.*                                                             272,340       $    3,502,292
Hon Hai Precision Industry Co. Ltd.                                    258,000            1,334,694
Network Appliance, Inc.*                                               118,490            2,812,953
                                                                                     --------------
                                                                                     $    7,649,939
---------------------------------------------------------------------------------------------------
Specialty Stores - 3.6%
---------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                              234,330       $    3,957,834
---------------------------------------------------------------------------------------------------
Telephone Services - 0.9%
---------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                     37,100       $      962,003
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $107,192,871)                                         $  110,461,166
---------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.9%
---------------------------------------------------------------------------------------------------
ISSUER                                                                 PAR AMOUNT           $ VALUE
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.58%, due 9/01/05,
at Amortized Cost<                                                $    970,000       $      970,000
---------------------------------------------------------------------------------------------------
Portfolio of Investments - continued
Collateral for Securities Loaned - 8.9%
---------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES           $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                          9,924,816       $    9,924,816
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $118,087,687)(S)                                 $  121,355,982
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (9.1)%                                                 (10,117,247)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $  111,238,735
---------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
(S) As of August 31, 2005, the fund had two securities representing $5,318,094 and 4.8% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
 ## SEC Rule 144A restriction.
  < The rate shown represents an annualized yield at time of purchase.

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 8/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $9,625,384 of securities on
loan (identified cost, $118,087,687)                               $121,355,982
Cash                                                                      3,014
Foreign currency, at value (identified cost, $356,630)                  340,678
Receivable for fund shares sold                                          74,948
Receivable from investment adviser                                       18,142
Interest and dividends receivable                                        42,227
Other assets                                                                 16
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $121,835,007
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                      $197,868
Payable for fund shares reacquired                                      234,976
Collateral for securities loaned, at value                            9,924,816
Payable to affiliates
  Management fee                                                          2,274
  Shareholder servicing costs                                            86,768
  Distribution and service fees                                           2,528
  Administrative services fee                                                63
  Retirement plan administration and services fees                            3
Accrued expenses and other liabilities                                  146,976
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $10,596,272
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $111,238,735
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $450,135,559
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           3,252,344
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (342,149,168)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $111,238,735
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    12,789,215
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $48,944,507
  Shares outstanding                                                  5,534,196
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $8.84
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.84)                                                      $9.38
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $43,764,851
  Shares outstanding                                                  5,116,249
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.55
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $12,413,506
  Shares outstanding                                                  1,453,472
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.54
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,384,228
  Shares outstanding                                                    374,226
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.04
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,283,049
  Shares outstanding                                                    259,581
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.80
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $64,139
  Shares outstanding                                                      7,502
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.55
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $85,454
  Shares outstanding                                                      9,983
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.56
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $191,832
  Shares outstanding                                                     21,900
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.76
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,551
  Shares outstanding                                                      6,053
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.85
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,618
  Shares outstanding                                                      6,053
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.86
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 8/31/05

NET INVESTMENT LOSS:
----------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $1,317,421
  Interest                                                                61,579
  Foreign taxes withheld                                                 (35,939)
----------------------------------------------------------------------------------------------------------------
Total investment income                                                                     $1,343,061
----------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $1,078,068
  Distribution and service fees                                          897,977
  Shareholder servicing costs                                            610,448
  Administrative services fee                                             15,129
  Retirement plan administration and services fees                           680
  Trustees' compensation                                                  12,373
  Custodian fee                                                           61,352
  Printing                                                                60,338
  Postage                                                                 15,480
  Auditing fees                                                           43,630
  Legal fees                                                               4,447
  Shareholder solicitation expenses                                       34,339
  Registration fees                                                       99,791
  Miscellaneous                                                           28,644
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $2,962,696
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (21,686)
  Reduction of expenses by investment adviser                           (410,318)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,530,692
------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $(1,187,631)
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
------------------------------------------------------------------------------------------------------
  Investment transactions                                            $26,403,744
------------------------------------------------------------------------------------------------------
  Written options transactions                                           (55,971)
------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          (33,833)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                               $26,313,940
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
------------------------------------------------------------------------------------------------------
  Investments                                                        $(3,569,581)
------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies            (15,974)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(3,585,555)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $22,728,385
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $21,540,754
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations and any shareholder transactions.

FOR YEARS ENDED 8/31                                              2005                       2004
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                              $(1,187,631)               $(2,724,957)
Net realized gain (loss) on investments and foreign
currency transactions                                             26,313,940                 13,664,197
Net unrealized gain (loss) on investments and foreign
currency translation                                              (3,585,555)               (23,010,134)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $21,540,754               $(12,070,894)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(67,156,944)              $(18,052,412)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $4,244                        $44
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(45,611,946)              $(30,123,262)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                          $156,850,681               $186,973,943
At end of period                                                $111,238,735               $156,850,681
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                            YEARS ENDED 8/31
                                                ----------------------------------------------------------------------------
                                                  2005=            2004=              2003             2002             2001
Net asset value, beginning of period              $7.70            $8.30             $6.25           $10.70           $28.03
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                            $(0.05)          $(0.10)           $(0.07)          $(0.11)          $(0.14)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              1.19            (0.50)             2.12            (4.34)          (16.69)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $1.14           $(0.60)            $2.05           $(4.45)         $(16.83)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                 $--              $--               $--              $--            (0.50)
  From paid-in capital                               --               --                --               --            (0.00)+++
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                        $--              $--               $--              $--           $(0.50)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $8.84            $7.70             $8.30            $6.25           $10.70
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                           14.81            (7.23)+           32.80           (41.53)          (61.02)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.79             1.60              1.76             1.74             1.55
Expenses after expense reductions##                1.51             1.50              1.52             1.51             1.52
Net investment loss                               (0.56)           (1.10)            (1.05)           (1.22)           (0.87)
Portfolio turnover (%)                              163              141               162              210              413
Net assets at end of period
(000 Omitted)                                   $48,945          $75,786          $101,059          $53,142          $66,358
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                          YEARS ENDED 8/31
                                             -------------------------------------------------------------------------------
                                               2005=             2004=              2003              2002              2001
Net asset value, beginning of period           $7.50             $8.13             $6.16            $10.61            $27.95
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                         $(0.10)           $(0.15)           $(0.11)           $(0.17)           $(0.25)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      1.15             (0.48)             2.08             (4.28)           (16.64)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $1.05            $(0.63)            $1.97            $(4.45)          $(16.89)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions              $--               $--               $--               $--            $(0.45)
  From paid-in capital                            --                --                --                --             (0.00)+++
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $--               $--               $--               $--            $(0.45)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.55             $7.50             $8.13             $6.16            $10.61
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                        14.00             (7.75)+           31.98            (41.94)           (61.28)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            2.44              2.25              2.42              2.39              2.20
Expenses after expense reductions##             2.16              2.15              2.18              2.16              2.17
Net investment loss                            (1.24)            (1.74)            (1.71)            (1.87)            (1.52)
Portfolio turnover (%)                           163               141               162               210               413
Net assets at end of period
(000 Omitted)                                $43,765           $50,896           $61,353           $25,997           $44,369
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                             YEARS ENDED 8/31
                                                 ----------------------------------------------------------------------------
                                                   2005=            2004=             2003             2002              2001
Net asset value, beginning of period               $7.48            $8.12            $6.16           $10.61            $27.95
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                             $(0.10)          $(0.15)          $(0.11)          $(0.17)           $(0.25)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               1.16            (0.49)            2.07            (4.28)           (16.64)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $1.06           $(0.64)           $1.96           $(4.45)          $(16.89)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                      $--              $--              $--              $--            $(0.45)
  From paid-in capital                                --               --               --               --             (0.00)+++
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                         $--              $--              $--              $--            $(0.45)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $8.54            $7.48            $8.12            $6.16            $10.61
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                            14.17            (7.88)+          31.82           (41.94)           (61.27)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                2.44             2.25             2.42             2.39              2.20
Expenses after expense reductions##                 2.16             2.15             2.18             2.16              2.17
Net investment loss                                (1.22)           (1.74)           (1.71)           (1.87)            (1.52)
Portfolio turnover (%)                               163              141              162              210               413
Net assets at end of period
(000 Omitted)                                    $12,414          $15,367          $20,210          $10,476           $17,298
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                            YEARS ENDED 8/31
                                            --------------------------------------------------------------------------------
                                                  2005=             2004=             2003             2002             2001
Net asset value, beginning of period              $7.85             $8.43            $6.33           $10.79           $28.08
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                    $0.01            $(0.06)          $(0.05)          $(0.08)          $(0.09)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              1.18             (0.52)            2.15            (4.38)          (16.68)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $1.19            $(0.58)           $2.10           $(4.46)         $(16.77)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                 $--               $--              $--              $--           $(0.52)
  From paid-in capital                               --                --               --               --            (0.00)+++
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                        $--               $--              $--              $--           $(0.52)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.04             $7.85            $8.43            $6.33           $10.79
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                              15.16             (6.88)+          33.18           (41.33)          (60.69)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.44              1.26             1.41             1.39             1.20
Expenses after expense reductions##                1.16              1.16             1.17             1.16             1.17
Net investment income (loss)                       0.17             (0.70)           (0.71)           (0.87)           (0.53)
Portfolio turnover (%)                              163               141              162              210              413
Net assets at end of period
(000 Omitted)                                    $3,384           $13,404           $4,179           $3,045           $5,357
----------------------------------------------------------------------------------------------------------------------------

CLASS R (FORMERLY CLASS R1)

                                                                        YEARS ENDED 8/31
                                                                 ------------------------------         PERIOD ENDED
                                                                       2005=              2004=           8/31/03**
Net asset value, beginning of period                                   $7.67              $8.28               $6.16###
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                 $(0.07)            $(0.10)             $(0.08)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      1.20              (0.51)               2.20
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.13             $(0.61)              $2.12
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $8.80              $7.67               $8.28
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                   14.73              (7.37)+             34.42###++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                    1.94               1.76                1.88+
Expenses after expense reductions##                                     1.66               1.66                1.64+
Net investment loss                                                    (0.79)             (1.21)              (1.22)+
Portfolio turnover (%)                                                   163                141                 162
Net assets at end of period (000 Omitted)                             $2,283             $1,266                $173
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         CLASS R1                CLASS R2
                                                                       PERIOD ENDED            PERIOD ENDED
                                                                        8/31/05**=              8/31/05**=
Net asset value, beginning of period                                      $8.01                   $8.01
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.07)                 $(0.05)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         0.61^                  0.60^
--------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.54                   $0.55
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $8.55                   $8.56
--------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       6.74++                  6.87++
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.62+                   2.32+
Expenses after expense reductions##                                        2.34+                   2.04+
Net investment loss                                                       (1.90)+                 (1.60)+
Portfolio turnover (%)                                                      163                     163
Net assets at end of period (000 Omitted)                                   $64                     $85
--------------------------------------------------------------------------------------------------------

CLASS R3 (FORMERLY CLASS R2)
                                                                          YEAR ENDED           PERIOD ENDED
                                                                           8/31/05=             8/31/04**=
Net asset value, beginning of period                                         $7.66                 $8.79###
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------
  Net investment loss                                                       $(0.09)               $(0.09)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                            1.19                 (1.04)
--------------------------------------------------------------------------------------------------------
Total from investment operations                                             $1.10                $(1.13)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $8.76                 $7.66
--------------------------------------------------------------------------------------------------------
Total return (%)&***                                                         14.36                (12.86)###+++
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                          2.19                  2.01+
Expenses after expense reductions##                                           1.91                  1.91+
Net investment loss                                                          (1.07)                (1.47)+
Portfolio turnover (%)                                                         163                   141
Net assets at end of period (000 Omitted)                                     $192                  $132
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         CLASS R4                CLASS R5
                                                                       PERIOD ENDED            PERIOD ENDED
                                                                        8/31/05**=              8/31/05**=
Net asset value, beginning of period                                      $8.26                   $8.26
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.04)                 $(0.03)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         0.63^                  0.63^
--------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.59                   $0.60
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $8.85                   $8.86
--------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       7.14++                  7.26++
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.82+                   1.52+
Expenses after expense reductions##                                        1.54+                   1.24+
Net investment loss                                                       (1.10)+                 (0.79)+
Portfolio turnover (%)                                                      163                     163
Net assets at end of period (000 Omitted)                                   $54                     $54
--------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3)
    and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $6.17 and 34.20% (Class R), $8.74 and (12.36%) (Class R3), respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(+) Total returns do not include any applicable sales charges.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than
    $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Technology Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charged a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended August 31, 2005, the fund's custodian fees were reduced by $6,673 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended August 31, 2005, the fund's miscellaneous expenses were reduced by $15,013 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, non-taxable distributions and net operating losses.

The fund paid no distributions for the years ended August 31, 2005 and August 31, 2004.

During the year ended August 31, 2005, accumulated net investment loss decreased by $1,187,631, accumulated net realized loss on investments and foreign currency transactions decreased by $47,459, and paid-in capital decreased by $1,235,090 due to differences between book and tax accounting for foreign currency transactions, non-taxable distribution and net operating losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                  $(341,525,032)
          Unrealized appreciation (depreciation)         2,644,159
          Other temporary differences                      (15,951)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          August 31, 2007                              $(1,684,872)
          August 31, 2008                               (7,671,099)
          August 31, 2009                             (113,374,272)
          August 31, 2010                             (139,439,925)
          August 31, 2011                              (74,891,618)
          August 31, 2012                               (4,463,246)
          ---------------------------------------------------------
          Total                                      $(341,525,032)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. At the beginning of the period, the management fee was computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. Effective August 1, 2005, the management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets up to $1 billion and 0.70% of the fund's average daily net assets in excess of $1 billion. The management fee incurred for the year ended August 31, 2005, was equivalent to an annual effective rate of 0.75% of the fund's average daily net assets.

MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses did not exceed 0.40% of the fund's average daily net assets annually. To the extent that the fund's actual operating expenses were below 0.40%, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This reimbursement agreement terminated on December 31, 2004. The fund will not be required to reimburse MFS $150,885 for unreimbursed expenses. Effective January 1, 2005, the fund has contractually agreed to limit the fund's operating expenses and to pay the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.40% of the fund's average daily net assets annually. This new arrangement will be in effect until December 31, 2005, unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $9,612 for the year ended August 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.35%            $8,471          $245,172
Class B                          0.75%            0.25%            1.00%          1.00%             1,916           496,897
Class C                          0.75%            0.25%            1.00%          1.00%               627           145,270
Class R                          0.25%            0.25%            0.50%          0.50%                16             9,436
Class R1                         0.50%            0.25%            0.75%          0.75%                93               174
Class R2                         0.25%            0.25%            0.50%          0.50%                62               116
Class R3                         0.25%            0.25%            0.50%          0.50%                22               858
Class R4                         0.00%            0.25%            0.25%          0.25%                31                54
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                                $897,977

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31,
    2005 based on each class' average daily net assets.
(3) For the year ended August 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2005 were as follows:

                                                            AMOUNT

          Class A                                           $4,496
          Class B                                         $188,797
          Class C                                           $2,908

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $145,947, which equated to 0.1014% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2005, these costs amounted to $303,666.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0105% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended August 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                        AMOUNT
                                                  FEE       TOTAL     RETAINED
                                                 RATE      AMOUNT       BY MFS

Class R1                                        0.45%        $104          $81
Class R2                                        0.40%          92           69
Class R3 (formerly Class R2)                    0.25%         429          230
Class R4                                        0.15%          33           11
Class R5                                        0.10%          22           19
------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                              $680         $410

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $580. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $4,846. Both amounts are included in Trustees compensation for the year ended August 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $673, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $102,085 were paid to the fund on February 16, 2005.

The investment adviser reimbursed the fund $546,559 for a trade correction. This amount is included in the realized loss on written options transactions on the Statement of Operations.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $229,733,892 and $297,808,075, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $118,711,823
          --------------------------------------------------------
          Gross unrealized appreciation                 $7,184,428
          Gross unrealized depreciation                 (4,540,269)
          --------------------------------------------------------
          Net unrealized appreciation (depreciation)    $2,644,159

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 Year ended 8/31/05                Year ended 8/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                   1,841,301       $15,794,906       7,992,949       $70,472,191
Shares reacquired                            (6,148,566)      (52,768,987)    (10,325,346)      (90,616,338)
------------------------------------------------------------------------------------------------------------
Net change                                   (4,307,265)     $(36,974,081)     (2,332,397)     $(20,144,147)

CLASS B SHARES
Shares sold                                     601,987        $5,034,688       1,756,482       $15,095,885
Shares reacquired                            (2,275,531)      (18,989,310)     (2,510,934)      (21,488,750)
------------------------------------------------------------------------------------------------------------
Net change                                   (1,673,544)     $(13,954,622)       (754,452)      $(6,392,865)

CLASS C SHARES
Shares sold                                     230,424        $1,904,542         583,813        $5,022,408
Shares reacquired                              (830,211)       (6,910,220)     (1,018,503)       (8,740,462)
------------------------------------------------------------------------------------------------------------
Net change                                     (599,787)      $(5,005,678)       (434,690)      $(3,718,054)

CLASS I SHARES
Shares sold                                     153,317        $1,351,997       1,423,278       $12,599,165
Shares reacquired                            (1,486,367)      (13,661,239)       (211,528)       (1,856,276)
------------------------------------------------------------------------------------------------------------
Net change                                   (1,333,050)     $(12,309,242)      1,211,750       $10,742,889

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                     203,930        $1,740,254         173,130        $1,566,350
Shares reacquired                              (109,402)         (937,454)        (28,965)         (259,610)
------------------------------------------------------------------------------------------------------------
Net change                                       94,528          $802,800         144,165        $1,306,740

                                                 Period ended 8/31/05*
                                                SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                       7,503           $61,010
Shares reacquired                                    (1)              (17)
--------------------------------------------------------------------------
Net change                                        7,502           $60,993

CLASS R2 SHARES
Shares sold                                       9,983           $82,697

                                                   Year ended 8/31/05              Period ended 8/31/04**
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                      11,651          $100,006          25,552          $219,603
Shares reacquired                                (7,034)          (59,817)         (8,269)          (66,578)
------------------------------------------------------------------------------------------------------------
Net change                                        4,617           $40,189          17,283          $153,025

                                                 Period ended 8/31/05*
                                                SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                       6,053           $50,000

CLASS R5 SHARES
Shares sold                                       6,053           $50,000

 * For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005, through August 31, 2005.
** For the period from the inception of Class R3 shares, October 31, 2003, through August 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005 was $865, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended August 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions
                                            NUMBER OF      PREMIUMS
                                            CONTRACTS      RECEIVED

      Outstanding, beginning of period             --           $--
      Options written                              4       211,638
      Options terminated in closing
      transactions                                (4)     (211,638)
      -------------------------------------------------------------
      Outstanding, end of period                   --          $--

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust I and Shareholders of
MFS Technology Fund:

We have audited the accompanying statement of assets and liabilities of MFS Technology Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Technology Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                          /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 11, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of MFS Series Trust I, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                    -------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $8,025,286,508.56         $117,939,292.78
-------------------------------------------------------------------------------
David H. Gunning                     8,030,402,677.64          112,823,123.70
-------------------------------------------------------------------------------
William R. Gutow                     8,027,523,726.27          115,702,075.07
-------------------------------------------------------------------------------
Michael Hegarty                      8,021,162,525.49          122,063,275.85
-------------------------------------------------------------------------------
J. Atwood Ives                       8,024,062,680.07          119,163,121.27
-------------------------------------------------------------------------------
Amy B. Lane                          8,019,792,882.59          123,432,918.75
-------------------------------------------------------------------------------
Robert J. Manning                    8,030,980,361.78          112,245,439.56
-------------------------------------------------------------------------------
Lawrence T. Perera                   8,025,935,401.12          117,290,400.22
-------------------------------------------------------------------------------
Robert C. Pozen                      8,031,655,470.25          111,570,331.09
-------------------------------------------------------------------------------
J. Dale Sherratt                     8,027,226,595.42          115,999,205.92
-------------------------------------------------------------------------------
Laurie J. Thomsen                    8,019,388,506.87          123,837,294.47
-------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                            ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Ernst & Young LLP
500 Boylston Street, Boston, MA                        200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Telis D. Bertsekas

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 75th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 57th percentile for the one-year period and the 40th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including assigning a new primary portfolio manager for the Fund in March of 2005. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.05% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             SCT-ANN-10/05 48M

MFS(R) VALUE FUND                                                       8/31/05


ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                              1
--------------------------------------------------
PORTFOLIO COMPOSITION                            2
--------------------------------------------------
MANAGEMENT REVIEW                                3
--------------------------------------------------
PERFORMANCE SUMMARY                              5
--------------------------------------------------
EXPENSE TABLE                                    8
--------------------------------------------------
PORTFOLIO OF INVESTMENTS                        10
--------------------------------------------------
FINANCIAL STATEMENTS                            15
--------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                   28
--------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                          38
--------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                  39
--------------------------------------------------
TRUSTEES AND OFFICERS                           40
--------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT   45
--------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION           49
--------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                  49
--------------------------------------------------
FEDERAL TAX INFORMATION                         49
--------------------------------------------------
CONTACT INFORMATION                     BACK COVER
--------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

*Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.7%
              Cash & Other Net Assets                     2.3%

              TOP TEN HOLDINGS

              Bank of America Corp.                       3.9%
              ------------------------------------------------
              Altria Group, Inc.                          3.3%
              ------------------------------------------------
              ConocoPhillips                              3.1%
              ------------------------------------------------
              Citigroup, Inc.                             3.1%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.8%
              ------------------------------------------------
              MetLife, Inc.                               2.7%
              ------------------------------------------------
              Sprint Nextel Corp.                         2.5%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.4%
              ------------------------------------------------
              Dominion Resources, Inc.                    2.4%
              ------------------------------------------------
              Allstate Corp.                              2.1%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         28.0%
              ------------------------------------------------
              Energy                                     12.4%
              ------------------------------------------------
              Utilities & Communications                 10.3%
              ------------------------------------------------
              Industrial Goods & Services                10.2%
              ------------------------------------------------
              Consumer Staples                           10.0%
              ------------------------------------------------
              Basic Materials                             7.5%
              ------------------------------------------------
              Health Care                                 6.6%
              ------------------------------------------------
              Leisure                                     4.3%
              ------------------------------------------------
              Retailing                                   2.5%
              ------------------------------------------------
              Special Products & Services                 1.6%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Technology                                  1.4%
              ------------------------------------------------
              Transportation                              1.3%
              ------------------------------------------------

Percentages are based on net assets as of 8/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2005, Class A shares of the MFS Value Fund provided a total return of 15.36%, at net asset value. In comparison, the fund's benchmark, the Russell 1000 Value Index returned 16.86%.

DETRACTORS FROM PERFORMANCE

A combination of stock selection and allocation in the retailing, basic materials, and technology sectors held back results in comparison to the Russell 1000 Value Index. Although retailing was the largest detracting sector, no individual securities were among the fund's top detractors over the period. In the basic materials sector our positioning in paper and packaging concern International Paper held back relative results as the stock underperformed the broad equity index. Our positioning in technology firm Hewlett-Packard* also hurt results.

Stocks in other sectors that dampened investment results included financial services firm Fannie Mae. Avoiding or underweighting certain firms in the strong performing energy sector such as Exxon Mobil, Valero Energy, Chevron Corp., and Burlington Resources also hurt relative returns. Our positioning in personal care firm Kimberly-Clark and management consulting firm Accenture Ltd. held back relative results as well.

The fund's cash position also detracted from relative performance during the period ended August 31, 2005. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets outperformed cash, holding any cash hurt performance against the fund's benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the utilities and communications sector contributed to relative performance. Our holdings in electricity provider TXU Corp. added to results as that stock more than doubled over the period.

Overall, our stock selection in the energy sector also boosted the fund's relative performance. Our investments in integrated energy firm ConocoPhillips and independent oil and gas exploration and production company Unocal* proved positive as both stocks performed well over the period. Elsewhere in the energy sector, our positioning in oil driller Noble Corp, and oil and gas producer TOTAL S.A (not index constituents) aided relative results. Additionally our position in exploration firm EOG Resources also bolstered results.

In addition, our positioning in agricultural commodities firm Archer Daniels Midland positively impacted relative performance.

    Respectfully,

    Steven Gorham
    Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2005. Index information is from January 2, 1996.)

                          MFS Value Fund       Russell 1000
                            - Class A           Value Index

            1/96             $ 9,425             $10,000
            8/96              10,433              10,638
            8/97              14,403              14,844
            8/98              15,772              15,421
            8/99              19,601              20,060
            8/00              22,727              20,893
            8/01              23,451              20,660
            8/02              21,190              17,946
            8/03              22,508              20,033
            8/04              26,364              23,542
            8/05              30,413              27,511


TOTAL RATES OF RETURN THROUGH 8/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       5-yr       Life*
---------------------------------------------------------------------------
        A                 1/02/96             15.36%      6.00%      12.89%
---------------------------------------------------------------------------
        B                11/04/97             14.61%      5.32%      12.30%
---------------------------------------------------------------------------
        C                11/05/97             14.63%      5.31%      12.31%
---------------------------------------------------------------------------
        I                 1/02/97             15.78%      6.37%      13.16%
---------------------------------------------------------------------------
        R**              12/31/02             15.21%      5.92%      12.85%
---------------------------------------------------------------------------
       R1                 4/01/05             14.98%      5.93%      12.85%
---------------------------------------------------------------------------
       R2                 4/01/05             15.13%      5.96%      12.87%
---------------------------------------------------------------------------
       R3**              10/31/03             14.91%      5.85%      12.81%
---------------------------------------------------------------------------
       R4                 4/01/05             15.34%      6.00%      12.89%
---------------------------------------------------------------------------
       R5                 4/01/05             15.52%      6.03%      12.91%
---------------------------------------------------------------------------
      529A                7/31/02             15.09%      5.81%      12.78%
---------------------------------------------------------------------------
      529B                7/31/02             14.32%      5.41%      12.56%
---------------------------------------------------------------------------
      529C                7/31/02             14.32%      5.42%      12.57%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
---------------------------------------------------------------------------
Average equity income fund+                   14.28%      4.08%       8.72%
---------------------------------------------------------------------------
Russell 1000 Value Index#                     16.86%      5.66%      11.04%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
---------------------------------------------------------------------------
        A                                      8.72%      4.75%      12.20%
---------------------------------------------------------------------------
        B                                     10.61%      4.99%      12.30%
---------------------------------------------------------------------------
        C                                     13.63%      5.31%      12.31%
---------------------------------------------------------------------------
      529A                                     8.47%      4.56%      12.10%
---------------------------------------------------------------------------
      529B                                    10.32%      5.09%      12.56%
---------------------------------------------------------------------------
      529C                                    13.32%      5.42%      12.57%
---------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

 * For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2005. Index information is from January 2, 1996.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares"
   and Class R2 shares have been renamed "Class R3 shares."
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Value Index - is constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     3/01/05-
Share Class                 Ratio       3/01/05         8/31/05        8/31/05
--------------------------------------------------------------------------------
           Actual           1.18%     $1,000.00        $1,017.20        $6.00
    A      ---------------------------------------------------------------------
           Hypothetical*    1.18%     $1,000.00        $1,019.26        $6.01
--------------------------------------------------------------------------------
           Actual           1.83%     $1,000.00        $1,013.70        $9.29
    B     ----------------------------------------------------------------------
           Hypothetical*    1.83%     $1,000.00        $1,015.98        $9.30
--------------------------------------------------------------------------------
           Actual           1.83%     $1,000.00        $1,013.80        $9.29
    C      ---------------------------------------------------------------------
           Hypothetical*    1.83%     $1,000.00        $1,015.98        $9.30
--------------------------------------------------------------------------------
           Actual           0.83%     $1,000.00        $1,019.10        $4.22
    I      ---------------------------------------------------------------------
           Hypothetical*    0.83%     $1,000.00        $1,021.02        $4.23
--------------------------------------------------------------------------------
    R      Actual           1.33%     $1,000.00        $1,016.60        $6.76
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    1.33%     $1,000.00        $1,018.50        $6.77
--------------------------------------------------------------------------------
           Actual           2.04%     $1,000.00        $1,013.90       $10.36
    R1     ---------------------------------------------------------------------
           Hypothetical*    2.04%     $1,000.00        $1,014.92       $10.36
--------------------------------------------------------------------------------
           Actual           1.73%     $1,000.00        $1,015.20        $8.79
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.73%     $1,000.00        $1,016.48        $8.79
--------------------------------------------------------------------------------
    R3     Actual           1.58%     $1,000.00        $1,015.00        $8.02
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    1.58%     $1,000.00        $1,017.24        $8.03
--------------------------------------------------------------------------------
           Actual           1.23%     $1,000.00        $1,017.10        $6.25
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.23%     $1,000.00        $1,019.00        $6.26
--------------------------------------------------------------------------------
           Actual           0.92%     $1,000.00        $1,018.60        $4.68
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.92%     $1,000.00        $1,020.57        $4.69
--------------------------------------------------------------------------------
           Actual           1.43%     $1,000.00        $1,016.10        $7.27
  529A     ---------------------------------------------------------------------
           Hypothetical*    1.43%     $1,000.00        $1,018.00        $7.27
--------------------------------------------------------------------------------
           Actual           2.08%     $1,000.00        $1,012.40       $10.55
  529B     ---------------------------------------------------------------------
           Hypothetical*    2.08%     $1,000.00        $1,014.72       $10.56
--------------------------------------------------------------------------------
           Actual           2.08%     $1,000.00        $1,012.70       $10.55
  529C     ---------------------------------------------------------------------
           Hypothetical*    2.08%     $1,000.00        $1,014.72       $10.56
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.7%
--------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES            $ VALUE
--------------------------------------------------------------------------------------------------
Aerospace - 4.9%
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 2,499,910     $  155,594,398
Northrop Grumman Corp.                                                2,241,240        125,711,152
United Technologies Corp.                                             1,831,090         91,554,500
                                                                                    --------------
                                                                                    $  372,860,050
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
--------------------------------------------------------------------------------------------------
Diageo PLC                                                            2,395,263     $   34,363,217
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 15.6%
--------------------------------------------------------------------------------------------------
American Express Co.                                                  1,471,160     $   81,266,878
Bank of America Corp.^                                                6,980,794        300,383,566
Citigroup, Inc.                                                       5,439,260        238,076,410
Fannie Mae                                                            2,389,700        121,970,288
Freddie Mac                                                             623,640         37,655,383
J.P. Morgan Chase & Co.                                                 540,596         18,320,798
MBNA Corp.                                                            1,500,940         37,823,688
PNC Financial Services Group, Inc.^                                   1,773,040         99,698,039
SunTrust Banks, Inc.^                                                 2,237,030        157,218,468
UBS AG                                                                  467,833         38,386,847
Wells Fargo & Co.                                                     1,074,390         64,055,132
                                                                                    --------------
                                                                                    $1,194,855,497
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.0%
--------------------------------------------------------------------------------------------------
Time Warner, Inc.^                                                      831,670     $   14,903,526
Viacom, Inc., "B"                                                     2,995,563        101,819,186
Walt Disney Co.                                                       1,313,760         33,093,614
                                                                                    --------------
                                                                                    $  149,816,326
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.3%
--------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                               402,630     $   32,387,557
Goldman Sachs Group, Inc.                                             1,947,000        216,467,460
Lehman Brothers Holdings, Inc.^                                         432,270         45,673,648
Mellon Financial Corp.                                                2,408,440         78,153,878
Merrill Lynch & Co., Inc.                                               658,510         37,640,432
                                                                                    --------------
                                                                                    $  410,322,975
--------------------------------------------------------------------------------------------------
Business Services - 1.6%
--------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                 4,910,090     $  119,806,196
--------------------------------------------------------------------------------------------------
Chemicals - 4.5%
--------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                      1,542,650     $   66,642,480
E.I. du Pont de Nemours & Co.                                         2,087,530         82,603,562
Nalco Holding Co.*                                                    1,000,960         18,317,568
PPG Industries, Inc.                                                  1,781,920        112,225,322
Syngenta AG                                                             596,560         63,645,992
                                                                                    --------------
                                                                                    $  343,434,924
--------------------------------------------------------------------------------------------------
Computer Software - 0.8%
--------------------------------------------------------------------------------------------------
Oracle Corp.*                                                         2,105,350     $   27,306,390
Symantec Corp.*                                                       1,716,990         36,022,450
                                                                                    --------------
                                                                                    $   63,328,840
--------------------------------------------------------------------------------------------------
Construction - 1.6%
--------------------------------------------------------------------------------------------------
Masco Corp.^                                                          4,070,700     $  124,889,076
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.3%
--------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                  1,585,590     $   98,813,969
--------------------------------------------------------------------------------------------------
Containers - 0.2%
--------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                        1,567,770     $   17,308,181
--------------------------------------------------------------------------------------------------
Electrical Equipment - 2.1%
--------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                             856,660     $   56,916,490
Emerson Electric Co.                                                    681,930         45,880,250
Tyco International Ltd.                                                 683,870         19,032,102
W.W. Grainger, Inc.                                                     613,850         39,482,832
                                                                                    --------------
                                                                                    $  161,311,674
--------------------------------------------------------------------------------------------------
Electronics - 0.4%
--------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                    935,110     $   34,084,760
--------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
--------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                      965,300     $   58,661,281
EOG Resources, Inc.^                                                    901,960         57,572,107
                                                                                    --------------
                                                                                    $  116,233,388
--------------------------------------------------------------------------------------------------
Energy - Integrated - 10.1%
--------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                       93,700     $   11,909,270
BP PLC, ADR^                                                          1,532,400        104,785,512
Chevron Corp.                                                         1,162,244         71,361,782
ConocoPhillips                                                        3,653,360        240,902,558
Exxon Mobil Corp.                                                     2,725,940        163,283,806
TOTAL S.A., ADR^                                                      1,400,850        184,688,064
                                                                                    --------------
                                                                                    $  776,930,992
--------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 5.0%
--------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.^                                           2,631,715     $   59,239,905
Coca-Cola Co.                                                           445,300         19,593,200
H.J. Heinz Co.^                                                       1,527,140         54,854,869
Kellogg Co.                                                           2,482,970        112,553,030
Nestle S.A                                                              154,327         43,367,133
PepsiCo, Inc.                                                           835,826         45,845,056
Sara Lee Corp.                                                        2,618,030         49,742,570
                                                                                    --------------
                                                                                    $  385,195,763
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
--------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                          574,000     $   17,811,220
International Paper Co.^                                              2,461,330         75,932,031
                                                                                    --------------
                                                                                    $   93,743,251
--------------------------------------------------------------------------------------------------
Insurance - 7.1%
--------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                             859,980     $   37,168,336
Allstate Corp.                                                        2,915,390        163,874,072
Chubb Corp.                                                             458,650         39,884,204
Hartford Financial Services Group, Inc.                                 938,545         68,560,712
Lincoln National Corp.                                                  466,400         23,128,776
MetLife, Inc.                                                         4,306,040        210,909,839
                                                                                    --------------
                                                                                    $  543,525,939
--------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
--------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                          1,437,080     $   29,747,556
--------------------------------------------------------------------------------------------------
Machinery & Tools - 3.2%
--------------------------------------------------------------------------------------------------
Deere & Co.^                                                          2,207,396     $  144,319,551
Finning International, Inc.                                             276,570          8,986,953
Illinois Tool Works, Inc.^                                              796,500         67,129,020
Sandvik AB^                                                             551,020         24,483,747
                                                                                    --------------
                                                                                    $  244,919,271
--------------------------------------------------------------------------------------------------
Medical Equipment - 0.4%
--------------------------------------------------------------------------------------------------
Baxter International, Inc.                                              789,430     $   31,837,712
--------------------------------------------------------------------------------------------------
Network & Telecom - 0.2%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  1,082,700     $   19,077,174
--------------------------------------------------------------------------------------------------
Oil Services - 0.8%
--------------------------------------------------------------------------------------------------
Noble Corp.^                                                            835,940     $   59,602,522
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.2%
--------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   1,837,940     $   82,946,232
Eli Lilly & Co.                                                         291,500         16,038,330
Johnson & Johnson                                                     2,299,390        145,758,332
Merck & Co., Inc.                                                     3,582,000        101,119,860
Novartis AG                                                             233,000         11,326,586
Pfizer, Inc.                                                            888,350         22,626,275
Wyeth                                                                 2,092,860         95,832,059
                                                                                    --------------
                                                                                    $  475,647,674
--------------------------------------------------------------------------------------------------
Printing & Publishing - 1.4%
--------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                     5,989,700     $   56,456,314
Tribune Co.                                                           1,317,514         49,499,001
                                                                                    --------------
                                                                                    $  105,955,315
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.1%
--------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                    1,550,890     $   82,228,188
--------------------------------------------------------------------------------------------------
Restaurants - 0.5%
--------------------------------------------------------------------------------------------------
McDonald's Corp.^                                                     1,151,580     $   37,368,771
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.6%
--------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        1,448,108     $   80,225,183
L'Air Liquide S.A.^                                                     127,130         22,154,820
Praxair, Inc.                                                           497,240         24,016,692
                                                                                    --------------
                                                                                    $  126,396,695
--------------------------------------------------------------------------------------------------
Specialty Stores - 2.5%
--------------------------------------------------------------------------------------------------
Gap, Inc.                                                             4,436,400     $   84,335,964
Lowe's Cos., Inc.                                                       812,630         52,260,235
TJX Cos., Inc.                                                        2,490,670         52,079,910
                                                                                    --------------
                                                                                    $  188,676,109
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.5%
--------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                   41,343,720     $  113,660,923
--------------------------------------------------------------------------------------------------
Telephone Services - 4.0%
--------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                   7,335,140     $  190,200,180
Verizon Communications, Inc.                                          3,595,350        117,603,899
                                                                                    --------------
                                                                                    $  307,804,079
--------------------------------------------------------------------------------------------------
Tobacco - 3.3%
--------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                    3,583,560     $  253,357,692
--------------------------------------------------------------------------------------------------
Trucking - 0.2%
--------------------------------------------------------------------------------------------------
CNF, Inc.                                                               331,870     $   16,749,479
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.8%
--------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                              2,377,220     $  181,809,786
Entergy Corp.                                                           426,030         31,913,907
Exelon Corp.                                                            502,220         27,064,636
FPL Group, Inc.                                                         302,910         13,052,392
PPL Corp.^                                                            1,330,020         42,507,439
Public Service Enterprise Group, Inc.^                                  535,180         34,545,869
TXU Corp.                                                               404,950         39,288,249
                                                                                    --------------
                                                                                    $  370,182,278
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $6,255,839,264)                                      $7,504,036,456
--------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.1%
--------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT            $ VALUE
--------------------------------------------------------------------------------------------------
SBC Communications, Inc., 3.54%, due 9/26/05,
at Amortized Cost<@                                               $  10,000,000     $    9,975,417
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 3.9%
--------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES            $ VALUE
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                     297,589,583     $  297,589,583
--------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.8%
--------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT            $ VALUE
--------------------------------------------------------------------------------------------------
Goldman Sachs, 3.56%, dated 8/31/05, due 9/01/05,
total to be received $139,211,765 (secured by
various U.S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                             $ 139,198,000     $  139,198,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $6,702,602,264)(+)                              $7,950,799,456
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.5)%                                               (271,139,782)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $7,679,659,674
--------------------------------------------------------------------------------------------------
(+) As of August 31, 2005 the fund had nine securities representing $407,845,579 and 5.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
@   Security exempt from registration under Section 4(2) of the Securities Act of 1933. *
    Non-income producing security.
^   All or a portion of this security is on loan.
<   The rate shown represents an annualized yield at time of purchase.

Abbreviations:
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 8/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $290,986,469 of securities
on loan (identified cost, $6,702,602,264)                        $7,950,799,456
Cash                                                                         67
Receivable for investments sold                                      23,051,042
Receivable for fund shares sold                                      14,307,715
Interest and dividends receivable                                    21,683,507
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $8,009,841,787
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $15,370,092
Payable for fund shares reacquired                                   14,230,109
Collateral for securities loaned, at value                          297,589,583
Payable to affiliates
  Management fee                                                        124,797
  Shareholder servicing costs                                         1,824,250
  Distribution and service fees                                         102,242
  Administrative services fee                                               881
  Program manager fees                                                       31
  Retirement plan administration and services fees                           71
Accrued expenses and other liabilities                                  940,057
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $330,182,113
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $7,679,659,674
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $6,125,471,089
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies       1,248,194,609
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions                       288,471,770
Accumulated undistributed net investment income                      17,522,206
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $7,679,659,674
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   323,013,919
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $4,554,484,392
  Shares outstanding                                                191,302,410
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $23.81
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$23.81)                                                    $25.26
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,262,028,623
  Shares outstanding                                                 53,339,465
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $23.66
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $863,486,020
  Shares outstanding                                                 36,529,490
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $23.64
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $899,654,308
  Shares outstanding                                                 37,631,414
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $23.91
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $85,302,331
  Shares outstanding                                                  3,590,331
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $23.76
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $573,760
  Shares outstanding                                                     24,285
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $23.63
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $731,874
  Shares outstanding                                                     30,925
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $23.67
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $8,316,243
  Shares outstanding                                                    350,730
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $23.71
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $399,863
  Shares outstanding                                                     16,793
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $23.81
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $51,331
  Shares outstanding                                                      2,154
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $23.83
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,914,073
  Shares outstanding                                                    122,907
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $23.71
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$23.71)                                                    $25.16
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $655,321
  Shares outstanding                                                     27,861
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $23.52
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,061,535
  Shares outstanding                                                     45,154
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $23.51
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 8/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                         $164,752,823
  Interest                                                             4,389,350
  Foreign taxes withheld                                              (1,253,119)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                   $167,889,054
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $42,071,384
  Distribution and service fees                                       35,683,883
  Program manager fees                                                     9,425
  Shareholder servicing costs                                         11,868,286
  Administrative services fee                                            396,838
  Retirement plan administration and services fees                         9,299
  Trustees' compensation                                                 107,092
  Custodian fee                                                        1,545,203
  Printing                                                               254,682
  Postage                                                                386,174
  Auditing fees                                                           64,325
  Legal fees                                                             248,655
  Miscellaneous                                                          199,909
-------------------------------------------------------------------------------------------------------
Total expenses                                                                             $92,845,155
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (275,933)
  Reduction of expenses by investment adviser                            (32,710)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                               $92,536,512
-------------------------------------------------------------------------------------------------------
Net investment income                                                                      $75,352,542
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $376,077,350
  Foreign currency transactions                                         (254,475)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $375,822,875
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $503,437,521
  Translation of assets and liabilities in foreign currencies              2,709
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $503,440,230
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $879,263,105
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $954,615,647
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                              2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $75,352,542                $55,965,886
Net realized gain (loss) on investments and foreign
currency transactions                                            375,822,875                292,885,791
Net unrealized gain (loss) on investments and foreign
currency translation                                             503,440,230                532,786,973
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $954,615,647               $881,638,650
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(46,363,055)              $(38,194,792)
  Class B                                                         (7,662,195)                (5,722,598)
  Class C                                                         (5,049,720)                (3,678,255)
  Class I                                                        (10,452,013)                (6,552,178)
  Class R                                                           (695,925)                  (311,260)
  Class R1                                                              (235)                        --
  Class R2                                                               (89)                        --
  Class R3                                                           (25,014)                       (32)
  Class R4                                                              (145)                        --
  Class R5                                                              (180)                        --
  Class 529A                                                         (21,518)                   (10,857)
  Class 529B                                                          (2,457)                      (843)
  Class 529C                                                          (3,600)                    (1,583)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(70,276,146)              $(54,472,398)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $662,205,274               $236,254,134
-------------------------------------------------------------------------------------------------------
Redemption fees                                                      $15,186                     $4,175
-------------------------------------------------------------------------------------------------------
Total change in net assets                                    $1,546,559,961             $1,063,424,561
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $6,133,099,713             $5,069,675,152
At end of period (including accumulated undistributed net
investment income of $17,522,206 and $12,700,285,
respectively)                                                 $7,679,659,674             $6,133,099,713
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A

                                                                         YEARS ENDED 8/31
                                      ---------------------------------------------------------------------------------------
                                             2005=              2004=                 2003              2002             2001
Net asset value, beginning
of period                                   $20.88             $18.03               $17.21            $19.28           $19.38
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                      $0.28              $0.23                $0.24             $0.20            $0.20
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    2.91               2.84                 0.81             (2.05)            0.44
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $3.19              $3.07                $1.05            $(1.85)           $0.64
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.26)            $(0.22)              $(0.23)           $(0.15)          $(0.19)
  From net realized gain on
  investments and foreign currency
  transactions                                  --                 --                   --             (0.07)           (0.55)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                             $(0.26)            $(0.22)              $(0.23)           $(0.22)          $(0.74)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $23.81             $20.88               $18.03            $17.21           $19.28
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                         15.36***           17.13***+             6.22             (9.64)            3.19
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##          1.16               1.18                 1.20              1.25             1.21
Expenses after expense reductions##           1.16               1.18                 1.20              1.25             1.21
Net investment income                         1.23               1.14                 1.41              1.05             1.00
Portfolio turnover (%)                          24                 42                   55                48               63
Net assets at end of period
(000 Omitted)                           $4,554,484         $3,527,854           $3,039,085        $1,820,568         $981,373
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                          YEARS ENDED 8/31
                                       --------------------------------------------------------------------------------------
                                              2005=              2004=                 2003             2002             2001
Net asset value, beginning
of period                                    $20.77             $17.94               $17.13           $19.19           $19.30
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                       $0.13              $0.10                $0.12            $0.07            $0.07
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     2.90               2.83                 0.81            (2.02)            0.45
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $3.03              $2.93                $0.93           $(1.95)           $0.52
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.14)            $(0.10)              $(0.12)          $(0.04)          $(0.08)
  From net realized gain on
  investments and foreign currency
  transactions                                   --                 --                   --            (0.07)           (0.55)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                              $(0.14)            $(0.10)              $(0.12)          $(0.11)          $(0.63)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $23.66             $20.77               $17.94           $17.13           $19.19
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                          14.61***           16.35***+             5.50           (10.20)            2.55
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##           1.81               1.82                 1.85             1.90             1.86
Expenses after expense reductions##            1.81               1.82                 1.85             1.90             1.86
Net investment income                          0.58               0.49                 0.76             0.40             0.35
Portfolio turnover (%)                           24                 42                   55               48               63
Net assets at end of period
(000 Omitted)                            $1,262,029         $1,199,074           $1,069,389         $923,330         $698,338
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                           YEARS ENDED 8/31
                                          -----------------------------------------------------------------------------------
                                                2005=             2004=                2003             2002             2001
Net asset value, beginning of period           $20.75            $17.93              $17.12           $19.18           $19.30
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         $0.13             $0.10               $0.12            $0.07            $0.07
  Net realized and unrealized gain (loss)
  on investments and foreign currency            2.90              2.82                0.81            (2.02)            0.44
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $3.03             $2.92               $0.93           $(1.95)           $0.51
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.14)           $(0.10)             $(0.12)          $(0.04)          $(0.08)
  From net realized gain on investments
  and foreign currency transactions                --                --                  --            (0.07)           (0.55)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                $(0.14)           $(0.10)             $(0.12)          $(0.11)          $(0.63)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $23.64            $20.75              $17.93           $17.12           $19.18
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                            14.63***          16.32***+            5.52           (10.21)            2.52
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             1.81              1.82                1.85             1.90             1.86
Expenses after expense reductions##              1.81              1.82                1.85             1.90             1.86
Net investment income                            0.58              0.49                0.76             0.40             0.35
Portfolio turnover (%)                             24                42                  55               48               63
Net assets at end of period
(000 Omitted)                                $863,486          $761,669            $648,318         $473,537         $366,154
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                           YEARS ENDED 8/31
                                          -----------------------------------------------------------------------------------
                                                2005=             2004=                2003             2002             2001
Net asset value, beginning of period           $20.95            $18.10              $17.27           $19.35           $19.47
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         $0.37             $0.30               $0.30            $0.27            $0.28
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       2.91              2.84                0.82            (2.06)            0.44
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $3.28             $3.14               $1.12           $(1.79)           $0.72
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.32)           $(0.29)             $(0.29)          $(0.22)          $(0.29)
  From net realized gain on investments
  and foreign currency transactions                --                --                  --            (0.07)           (0.55)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                $(0.32)           $(0.29)             $(0.29)          $(0.29)          $(0.84)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $23.91            $20.95              $18.10           $17.27           $19.35
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                               15.78***          17.47***+            6.61            (9.35)            3.58
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             0.81              0.83                0.85             0.90             0.86
Expenses after expense reductions##              0.81              0.83                0.85             0.90             0.86
Net investment income                            1.59              1.50                1.76             1.40             1.35
Portfolio turnover (%)                             24                42                  55               48               63
Net assets at end of period
(000 Omitted)                                $899,654          $593,364            $296,961          $76,932          $45,849
-----------------------------------------------------------------------------------------------------------------------------

CLASS R (FORMERLY CLASS R1)
                                                                                 YEARS ENDED 8/31
                                                               -----------------------------------------------------
                                                                     2005=                2004=               2003**
Net asset value, beginning of period                                $20.84               $18.01               $16.53###
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------
  Net investment income                                              $0.25                $0.21                $0.15
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                2.90                 2.82                 1.45
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $3.15                $3.03                $1.60
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                        $(0.23)              $(0.20)              $(0.12)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $23.76               $20.84               $18.01
--------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                    15.21***             16.92***+             9.76###++
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                  1.31                 1.33                 1.42+
Expenses after expense reductions##                                   1.31                 1.33                 1.42+
Net investment income                                                 1.10                 1.02                 1.26+
Portfolio turnover (%)                                                  24                   42                   55
Net assets at end of period (000 Omitted)                          $85,302              $47,970              $14,583
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                        CLASS R1                CLASS R2
                                                                       YEAR ENDED              YEAR ENDED
                                                                        8/31/05**               8/31/05**
Net asset value, beginning of period                                     $23.17                  $23.17
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.09                   $0.11
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.42^                   0.43^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.51                   $0.54
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.05)                 $(0.04)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $23.63                  $23.67
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       2.21++                  2.34++
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.04+                   1.73+
Expenses after expense reductions##                                        2.04+                   1.73+
Net investment income                                                      0.89+                   1.49+
Portfolio turnover (%)                                                       24                      24
Net assets at end of period (000 Omitted)                                  $574                    $732
-------------------------------------------------------------------------------------------------------

CLASS R3 (FORMERLY CLASS R2)
                                                                                YEARS ENDED 8/31
                                                                        --------------------------------
                                                                             2005=               2004=**
Net asset value, beginning of period                                        $20.84                $18.73###
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment income                                                      $0.21                 $0.11
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                        2.88                  2.12
-------------------------------------------------------------------------------------------------------
Total from investment operations                                             $3.09                 $2.23
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                                $(0.22)               $(0.12)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $23.71                $20.84
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                         14.91                 11.93###+++
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                          1.57                  1.59+
Expenses after expense reductions##                                           1.57                  1.59+
Net investment income                                                         0.93                  0.80+
Portfolio turnover (%)                                                          24                    42
Net assets at end of period (000 Omitted)                                   $8,316                  $414
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                        CLASS R4               CLASS R5
                                                                       YEAR ENDED             YEAR ENDED
                                                                       8/31/05**               8/31/05**
Net asset value, beginning of period                                     $23.29                  $23.29
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.15                   $0.15
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.44^                   0.47^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.59                   $0.62
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.07)                 $(0.08)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $23.81                  $23.83
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       2.53++                  2.68++
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.23+                   0.92+
Expenses after expense reductions##                                        1.23+                   0.92+
Net investment income                                                      1.94+                   1.57+
Portfolio turnover (%)                                                       24                      24
Net assets at end of period (000 Omitted)                                  $400                     $51
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued

CLASS 529A

                                                                                YEARS ENDED 8/31
                                                       ------------------------------------------------------------------
                                                             2005=              2004=                2003          2002**

Net asset value, beginning of period                        $20.80             $18.00              $17.21          $16.84###
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                                      $0.23              $0.18               $0.20           $0.03
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            2.90               2.80                0.81            0.34
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $3.13              $2.98               $1.01           $0.37
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.22)            $(0.18)             $(0.22)            $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $23.71             $20.80              $18.00          $17.21
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                         15.09***           16.63***+            5.98            2.20###++
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          1.41               1.43                1.48            1.50+
Expenses after expense reductions##                           1.41               1.43                1.48            1.50+
Net investment income                                         0.99               0.91                1.20            2.23+
Portfolio turnover (%)                                          24                 42                  55              48
Net assets at end of period (000 Omitted)                   $2,914             $1,673                $806             $10
-------------------------------------------------------------------------------------------------------------------------

CLASS 529B
                                                                                YEARS ENDED 8/31
                                                       ------------------------------------------------------------------
                                                             2005=              2004=                2003          2002**
Net asset value, beginning of period                        $20.67             $17.87              $17.12          $16.76###
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                                      $0.08              $0.05               $0.09           $0.02
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            2.87               2.81                0.80            0.34
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $2.95              $2.86               $0.89           $0.36
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.10)            $(0.06)             $(0.14)            $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $23.52             $20.67              $17.87          $17.12
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                         14.32***           16.03***+            5.29            2.15###++
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.06               2.07                2.13            2.15+
Expenses after expense reductions##                           2.06               2.07                2.13            2.15+
Net investment income                                         0.34               0.27                0.52            1.33+
Portfolio turnover (%)                                          24                 42                  55              48
Net assets at end of period (000 Omitted)                     $655               $439                $181              $6
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C
                                                                                YEARS ENDED 8/31
                                                       ------------------------------------------------------------------
                                                             2005=              2004=                2003          2002**
Net asset value, beginning of period                        $20.66             $17.86              $17.11          $16.75###
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                                      $0.08              $0.05               $0.09           $0.02
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            2.87               2.81                0.80            0.34
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $2.95              $2.86               $0.89           $0.36
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.10)            $(0.06)             $(0.14)            $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $23.51             $20.66              $17.86          $17.11
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                         14.32***           16.03***+            5.31            2.15###++
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.06               2.07                2.13            2.15+
Expenses after expense reductions##                           2.06               2.07                2.13            2.15+
Net investment income                                         0.36               0.26                0.55            1.75+
Portfolio turnover (%)                                          24                 42                  55              48
Net assets at end of period (000 Omitted)                   $1,062               $643                $352             $21
-------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower. + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $16.52 and 9.82% (Class R), $18.80 and 11.52% (Class R3),
    $17.01 and 1.18% (Class 529A), $16.93 and 1.12% (Class 529B), and $16.92 and 1.12% (Class 529C), respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended August 31, 2005, the fund's custodian fees were reduced by $202,689 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended August 31, 2005, the fund's miscellaneous expenses were reduced by $73,244 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes and wash sales.

The tax character of distributions declared for the years ended August 31, 2005 and August 31, 2004 was as follows:

                                              8/31/05             8/31/04
Distributions declared from
ordinary income                           $70,276,146         $54,471,492

During the year ended August 31, 2005 accumulated undistributed net investment income decreased by $254,475, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $12,188,401, and paid-in capital increased by $12,442,876 due to differences between book and tax accounting for foreign currency transactions and treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes. This change had no effect on the net assets or net asset value per share.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                   $17,533,434
        Undistributed long-term capital gain            310,751,096
        Unrealized appreciation (depreciation)        1,225,917,866
        Other temporary differences                         (13,811)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

          First $7.5 billion of average daily net assets        0.60%
          Average daily net assets in excess of $7.5 billion    0.55%

This reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. The management fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.60% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $498,917 and $3,146 for the year ended August 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.35%          $359,271       $14,267,458
Class B                          0.75%            0.25%            1.00%          1.00%             5,071        12,710,052
Class C                          0.75%            0.25%            1.00%          1.00%             9,016         8,313,864
Class R                          0.25%            0.25%            0.50%          0.50%               271           352,225
Class R1                         0.50%            0.25%            0.75%          0.75%                92               597
Class R2                         0.25%            0.25%            0.50%          0.50%                61               366
Class R3                         0.25%            0.25%            0.50%          0.50%                23            17,092
Class R4                           N/A            0.25%            0.25%          0.25%                31               136
Class 529A                       0.25%            0.25%            0.50%          0.35%               986             8,404
Class 529B                       0.75%            0.25%            1.00%          1.00%                15             5,563
Class 529C                       0.75%            0.25%            1.00%          1.00%                69             8,126
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                             $35,683,883

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2005 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the year ended August 31, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2005 were as follows:

                                                            AMOUNT

          Class A                                          $83,465
          Class B                                       $2,161,202
          Class C                                          $72,958
          Class 529B                                          $106
          Class 529C                                           $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended August 31, 2005, were as follows:

                                                           AMOUNT

          Class 529A                                       $6,003
          Class 529B                                        1,391
          Class 529C                                        2,031
          -------------------------------------------------------
          Total Program Manager Fees                       $9,425

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFS Service Center, Inc.
(MFSC) receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $7,296,388, which equated to 0.1041% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2005, these costs amounted to $2,744,142.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0057% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended August 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                        AMOUNT
                                                   FEE       TOTAL    RETAINED
                                                  RATE      AMOUNT      BY MFS

Class R1                                         0.45%        $358        $273
Class R2                                         0.40%         292         215
Class R3 (formerly Class R2)                     0.25%       8,546       4,898
Class R4                                         0.15%          82          26
Class R5                                         0.10%          21          19
------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                             $9,299      $5,431

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $1,235. This amount is included in Trustees' compensation for the year ended August 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $32,710 which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $1,390,632 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,275,940,339 and $1,630,100,863, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $6,724,881,590
          ------------------------------------------------------------
          Gross unrealized appreciation                 $1,416,762,154
          Gross unrealized depreciation                   (190,844,288)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)    $1,225,917,866

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 8/31/05                 Year ended 8/31/04
                                             SHARES           AMOUNT            SHARES           AMOUNT
CLASS A SHARES
Shares sold                                 67,622,518     $1,551,532,325      68,232,846     $1,362,862,519
Shares issued to shareholders in
reinvestment of distributions                1,675,437         37,750,899       1,607,195         31,479,055
Shares reacquired                          (46,979,425)    (1,074,415,928)    (69,376,970)    (1,396,340,338)
------------------------------------------------------------------------------------------------------------
Net change                                  22,318,530       $514,867,296         463,071        $(1,998,764)

CLASS B SHARES
Shares sold                                  7,612,220       $172,399,903      10,609,786       $210,964,746
Shares issued to shareholders in
reinvestment of distributions                  274,776          6,154,187         235,102          4,573,746
Shares reacquired                          (12,281,886)      (279,614,054)    (12,715,831)      (254,097,701)
------------------------------------------------------------------------------------------------------------
Net change                                  (4,394,890)     $(101,059,964)     (1,870,943)      $(38,559,209)

CLASS C SHARES
Shares sold                                  6,816,382       $154,637,648       9,335,624       $184,215,208
Shares issued to shareholders in
reinvestment of distributions                  143,635          3,216,693         120,898          2,350,259
Shares reacquired                           (7,135,699)      (161,831,639)     (8,914,773)      (179,025,392)
------------------------------------------------------------------------------------------------------------
Net change                                    (175,682)       $(3,977,298)        541,749         $7,540,075

CLASS I SHARES
Shares sold                                 10,315,188       $235,628,710      14,195,841       $284,193,397
Shares issued to shareholders in
reinvestment of distributions                  445,520         10,091,634         310,207          6,162,008
Shares reacquired                           (1,453,062)       (33,305,489)     (2,592,198)       (52,439,449)
------------------------------------------------------------------------------------------------------------
Net change                                   9,307,646       $212,414,855      11,913,850       $237,915,956

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                  2,089,842        $47,454,343       2,778,893        $55,557,730
Shares issued to shareholders in
reinvestment of distributions                   28,217            638,219          14,631            292,053
Shares reacquired                             (829,372)       (19,020,335)     (1,301,372)       (26,054,689)
------------------------------------------------------------------------------------------------------------
Net change                                   1,288,687        $29,072,227       1,492,152        $29,795,094

                                              Period ended 8/31/05**
                                             SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                     24,912           $587,129
Shares issued to shareholders in
reinvestment of distributions                       10                235
Shares reacquired                                 (637)           (15,038)
-------------------------------------------------------------------------
Net change                                      24,285           $572,326

CLASS R2 SHARES
Shares sold                                     31,006           $733,871
Shares issued to shareholders in
reinvestment of distributions                        4                 89
Shares reacquired                                  (85)            (1,994)
-------------------------------------------------------------------------
Net change                                      30,925           $731,966

                                                Year ended 8/31/05                Period ended 8/31/04*
                                             SHARES           AMOUNT            SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                    427,084         $9,909,445          37,734           $762,333
Shares issued to shareholders in
reinvestment of distributions                    1,089             25,006               2                 32
Shares reacquired                              (97,308)        (2,238,363)        (17,871)          (360,775)
------------------------------------------------------------------------------------------------------------
Net change                                     330,865         $7,696,088          19,865           $401,590

                                              Period ended 8/31/05**
                                             SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                     16,787           $398,880
Shares issued to shareholders in
reinvestment of distributions                        6                145
-------------------------------------------------------------------------
Net change                                      16,793           $399,025

CLASS R5 SHARES
Shares sold                                      2,147            $50,000
Shares issued to shareholders in
reinvestment of distributions                        7                180
-------------------------------------------------------------------------
Net change                                       2,154            $50,180

                                                  Year ended 8/31/05                 Year ended 8/31/04
                                               SHARES           AMOUNT            SHARES           AMOUNT
CLASS 529A SHARES
Shares sold                                     59,455         $1,361,336          37,997           $768,227
Shares issued to shareholders in
reinvestment of distributions                      951             21,439             549             10,840
Shares reacquired                              (17,903)          (414,122)         (2,961)           (60,562)
------------------------------------------------------------------------------------------------------------
Net change                                      42,503           $968,653          35,585           $718,505

CLASS 529B SHARES
Shares sold                                      8,352           $188,972          12,295           $245,830
Shares issued to shareholders in
reinvestment of distributions                      110              2,457              43                843
Shares reacquired                               (1,826)           (43,149)         (1,231)           (25,198)
------------------------------------------------------------------------------------------------------------
Net change                                       6,636           $148,280          11,107           $221,475

CLASS 529C SHARES
Shares sold                                     16,465           $377,276          16,679           $325,595
Shares issued to shareholders in
reinvestment of distributions                      161              3,597              82              1,583
Shares reacquired                               (2,618)           (59,233)         (5,336)          (107,766)
------------------------------------------------------------------------------------------------------------
Net change                                      14,008           $321,640          11,425           $219,412

 * For the period from the inception of Class R3 shares, October 31, 2003, through August 31, 2004.
** For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005, through August 31, 2005.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund were the owners of record of approximately 2%, 1%, 3%, and 3% respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005 was $47,617, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended August 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust I and Shareholders of MFS Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Value Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        /s/ ERNST & YOUNG LLP
Boston, Massachusetts
October 11, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of MFS Series Trust I, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                        NUMBER OF DOLLARS
                           ----------------------------------------------
NOMINEE                        AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.     $8,025,286,508.56         $117,939,292.78
---------------------------------------------------------------------------
David H. Gunning            8,030,402,677.64          112,823,123.70
---------------------------------------------------------------------------
William R. Gutow            8,027,523,726.27          115,702,075.07
---------------------------------------------------------------------------
Michael Hegarty             8,021,162,525.49          122,063,275.85
---------------------------------------------------------------------------
J. Atwood Ives              8,024,062,680.07          119,163,121.27
---------------------------------------------------------------------------
Amy B. Lane                 8,019,792,882.59          123,432,918.75
---------------------------------------------------------------------------
Robert J. Manning           8,030,980,361.78          112,245,439.56
---------------------------------------------------------------------------
Lawrence T. Perara          8,025,935,401.12          117,290,400.22
---------------------------------------------------------------------------
Robert C. Pozen             8,031,655,470.25          111,570,331.09
---------------------------------------------------------------------------
J. Dale Sherratt            8,027,226,595.42          115,999,205.92
---------------------------------------------------------------------------
Laurie J. Thomsen           8,019,388,506.87          123,837,294.47
---------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------      -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School (education),
                                                                       John Olin Visiting Professor (since
                                                                       July 2002); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to December
                                                                       2002); Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December 2001);
                                                                       Fidelity Management & Research Company
                                                                       (investment adviser), President (March
                                                                       1997 to July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and Chief
                                                                       Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
                                                                       (born 03/11/37) Chief of Cardiac
                                                                       Surgery; Harvard Medical School,
                                                                       Professor of Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since April
                                                                       2001); Encinitos Ventures (private
                                                                       investment company), Principal (1997 to
                                                                       April 2001); Lincoln Electric Holdings,
                                                                       Inc. (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video franchise),
                                                                       Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating Officer
                                                                       (until May 2001); The Equitable Life
                                                                       Assurance Society (insurance),
                                                                       President and Chief Operating Officer
                                                                       (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group, Inc.
                                                                       (book and music retailer), Director;
                                                                       Federal Realty Investment Trust (real
                                                                       estate investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health care
                                                                       companies), Managing General Partner
                                                                       (since 1993); Cambridge Nutraceuticals
                                                                       (professional nutritional products),
                                                                       Chief Executive Officer (until May
                                                                       2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until June
                                                                       2004); St. Paul Travelers Companies
                                                                       (commercial property liability
                                                                       insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment Officer and
                                                                       Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP, Partner
                                                                       (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law firm),
                                                                       Associate (prior to April 2003); Nvest
                                                                       Services Company, Assistant Vice
                                                                       President and Associate Counsel (prior
                                                                       to January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary (since
                                                                       April 2004); Hale and Dorr LLP (law
                                                                       firm), Partner (prior to April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                           2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers Harriman &
                                                                       Co., Senior Vice President (November
                                                                       2002 to April 2003); ING Groep
                                                                       N.V./Aeltus Investment Management,
                                                                       Senior Vice President (prior to
                                                                       November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting services),
                                                                       Executive Vice President (April 2003 to
                                                                       June 2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative Officer
                                                                       and Director (February 1997 to March
                                                                       2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS
Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110


DISTRIBUTOR                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Steven Gorham

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 33rd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 19th percentile for the one-year period and the 13th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on net assets over $7.5 billion. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $12,442,876 as a capital gain dividend for the year ended August 31, 2005.

For the year ended August 31, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100.00%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            EIF-ANN-10/05 346M

MFS(R) Mutual Funds

ANNUAL REPORT 8/31/05

MFS(R) CASH RESERVE  FUND

A path for pursuing opportunity

[graphic omitted]

                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) CASH RESERVE  FUND                                               8/31/05

The fund seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED
BY A CURRENT PROSPECTUS.

TABLE OF CONTENTS
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
PERFORMANCE SUMMARY                                3
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           8
----------------------------------------------------
FINANCIAL STATEMENTS                              10
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     20
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            28
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                    29
----------------------------------------------------
TRUSTEES AND OFFICERS                             30
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     35
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             39
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    39
----------------------------------------------------
FEDERAL TAX INFORMATION                           39
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Commercial Paper                           79.5%
              Certificates of Deposit                    20.7%
              Other Assets Less Liabilities              -0.2%

              SHORT TERM CREDIT QUALITY**

              Average Credit Quality Short-Term Bonds***   A-1
              ------------------------------------------------
              All holdings are rated                       A-1

              MATURITY BREAKDOWN*

              0-29 days                                  51.6%
              ------------------------------------------------
              30-59 days                                 40.5%
              ------------------------------------------------
              60-89 days                                  8.1%
              ------------------------------------------------
              Other assets less liabilities              -0.2%
              ------------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 8/31/05.

*** The Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

From time to time, "Other Assets Less Liabilities" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 8/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 8/31/05

Performance results are historical and reflect the change in net asset value, including reinvestment of dividends and capital gains distributions. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                       1 YEAR
                                    TOTAL RETURN                   CURRENT
                                      (WITHOUT       CURRENT     7-DAY YIELD
 CLASS   INCEPTION                  SALES CHARGE)  7-DAY YIELD  WITHOUT WAIVER
--------------------------------------------------------------------------------
   A      9/07/93                       2.11%         3.04%         2.64%
--------------------------------------------------------------------------------
   B     12/29/86                       1.10%         2.04%         1.64%
--------------------------------------------------------------------------------
   C      4/01/96                       1.10%         2.04%         1.64%
--------------------------------------------------------------------------------
  R1      4/01/05                       1.02%         1.84%         1.44%
--------------------------------------------------------------------------------
  R2      4/01/05                       1.14%         2.14%         1.74%
--------------------------------------------------------------------------------
  R3      4/01/05                       1.21%         2.29%         1.89%
--------------------------------------------------------------------------------
  R4      4/01/05                       1.94%         2.63%         2.23%
--------------------------------------------------------------------------------
  R5      4/01/05                       2.07%         2.94%         2.54%
--------------------------------------------------------------------------------
 529A     7/31/02                       1.86%         2.79%         2.04%
--------------------------------------------------------------------------------
 529B     7/31/02                       0.87%         1.79%         1.39%
--------------------------------------------------------------------------------
 529C     7/31/02                       0.87%         1.79%         1.39%
--------------------------------------------------------------------------------

Yields quoted are based on the latest seven days ended as of August 31, 2005, with dividends annualized. The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

                                       1 YEAR
                                    TOTAL RETURN
                                        (WITH
 CLASS                              SALES CHARGE)
--------------------------------------------------------------------------------
   B                                   -2.90%
--------------------------------------------------------------------------------
   C                                    0.10%
--------------------------------------------------------------------------------
 529B                                  -3.13%
--------------------------------------------------------------------------------
 529C                                  -0.13%
--------------------------------------------------------------------------------

Class A, R1, R2, R3, R4, R5, and 529A Shares have no sales charge. Please see Notes to Performance Summary for more details.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A shares have no sales charge. Class B and 529B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge (assuming redemption within one year from the end of the calendar month of purchase), reflect the deduction of the 1% CDSC. Class R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC and are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for R4 and R5 shares includes the performance of the fund's Class A shares prior to their offering. Performance for R1, R2, and R3 includes the performance of the fund's Class B shares prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio's yield and share price change daily and are based on changes in interest rates and market conditions, and in response to other economic, political, or financial developments. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of the portfolio's domestic investments will fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Foreign investments can be more volatile than U.S. investments. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     3/01/05-
Share Class                 Ratio       3/01/05         8/31/05        8/31/05
--------------------------------------------------------------------------------
           Actual           0.54%     $1,000.00        $1,013.00        $2.74
    A      ---------------------------------------------------------------------
           Hypothetical*    0.54%     $1,000.00        $1,022.48        $2.75
--------------------------------------------------------------------------------
           Actual           1.54%     $1,000.00        $1,007.90        $7.79
    B     ----------------------------------------------------------------------
           Hypothetical*    1.54%     $1,000.00        $1,017.44        $7.83
--------------------------------------------------------------------------------
           Actual           1.53%     $1,000.00        $1,007.90        $7.74
    C      ---------------------------------------------------------------------
           Hypothetical*    1.53%     $1,000.00        $1,017.49        $7.78
--------------------------------------------------------------------------------
           Actual           1.84%     $1,000.00        $1,007.10        $9.31
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.84%     $1,000.00        $1,015.93        $9.35
--------------------------------------------------------------------------------
           Actual           1.53%     $1,000.00        $1,008.40        $7.75
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.53%     $1,000.00        $1,017.49        $7.78
--------------------------------------------------------------------------------
           Actual           1.43%     $1,000.00        $1,009.00        $7.24
    R3     ---------------------------------------------------------------------
           Hypothetical*    1.43%     $1,000.00        $1,018.00        $7.27
--------------------------------------------------------------------------------
           Actual           0.98%     $1,000.00        $1,011.30        $4.97
    R4     ---------------------------------------------------------------------
           Hypothetical*    0.98%     $1,000.00        $1,020.27        $4.99
--------------------------------------------------------------------------------
           Actual           0.68%     $1,000.00        $1,012.60        $3.45
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.68%     $1,000.00        $1,021.78        $3.47
--------------------------------------------------------------------------------
           Actual           0.79%     $1,000.00        $1,011.70        $4.01
  529A     ---------------------------------------------------------------------
           Hypothetical*    0.79%     $1,000.00        $1,021.22        $4.02
--------------------------------------------------------------------------------
           Actual           1.79%     $1,000.00        $1,006.70        $9.05
  529B     ---------------------------------------------------------------------
           Hypothetical*    1.79%     $1,000.00        $1,016.18        $9.10
--------------------------------------------------------------------------------
           Actual           1.79%     $1,000.00        $1,006.70        $9.05
  529C     ---------------------------------------------------------------------
           Hypothetical*    1.79%     $1,000.00        $1,016.18        $9.10
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.


Certificates of Deposit - 20.7%
---------------------------------------------------------------------------------------------------
ISSUER                                                                 PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------------

BNP Paribas, NY, 3.52%, due 10/13/05                              $ 17,450,000       $   17,450,000
Caylon NY, 3.37%, due 9/20/05                                       12,220,000           12,219,529
Credit Suisse First Boston, NY, 3.5%, due 9/23/05                   17,077,000           17,077,000
Deutsche Bank A.G., NY, 3.51%, due 10/11/05                         17,768,000           17,768,000
Natexis Banque Populaires, NY, 3.505%, due 9/20/05                  17,092,000           17,092,000
Svenska Handelsbanken A.B., NY, 3.415%, due 9/09/05                  5,756,000            5,756,000
---------------------------------------------------------------------------------------------------
Total Certificates of Deposit, at Amortized Cost and Value                           $   87,362,529
---------------------------------------------------------------------------------------------------
Commercial Paper - 79.5%<
---------------------------------------------------------------------------------------------------
American Express Credit Corp., 3.68%, due 11/08/05                $ 17,277,000       $   17,156,906
American General Finance Corp., 3.48%, due 9/16/05                   4,319,000            4,312,738
American General Finance Corp., 3.63%, due 10/17/05                 12,884,000           12,824,240
Bank of America Corp., 3.54%, due 10/19/05                          14,000,000           13,933,920
Barton Capital LLC, 3.64%, due 10/18/05@                            17,029,000           16,948,074
Ciesco LLC, 3.32%, due 9/13/05@                                     14,281,000           14,265,196
Citibank Credit Card Issuance Trust, 3.51%, due 9/22/05@            10,500,000           10,478,501
Citigroup Funding, Inc., 3.6%, due 10/11/05                         17,225,000           17,156,100
Depfa Bank PLC, 3.69%, due 11/14/05@                                17,285,000           17,153,893
Falcon Asset Securitization Corp., 3.6%, due 10/06/05@               4,008,000            3,993,972
Falcon Asset Securitization Corp., 3.65%, due 10/20/05@             13,153,000           13,087,655
General Electric Capital Corp., 3.58%, due 9/01/05                   9,080,000            9,080,000
Genworth Financial, Inc., 3.43%, due 9/12/05@                        5,000,000            4,994,760
Govco, Inc., 3.32%, due 9/15/05@                                       600,000              599,225
Govco, Inc., 3.38%, due 9/16/05@                                     6,455,000            6,445,909
HSBC USA, Inc., 3.39%, due 9/27/05                                  14,000,000           13,965,723
ING America Insurance Holdings, Inc., 3.32%, due 9/06/05             7,290,000            7,286,639
ING America Insurance Holdings, Inc., 3.46%, due 10/04/05            6,282,000            6,262,076
Jupiter Securitization Corp., 3.6%, due 10/05/05@                   17,159,000           17,100,659
Kitty Hawk Funding Corp., 3.54%, due 9/23/05@                       16,985,000           16,948,256
MetLife Funding, Inc., 3.38%, due 9/20/05                            3,229,000            3,223,240
Morgan Stanley, Inc., 3.69%, due 10/27/05                           17,009,000           16,911,368
Old Line Funding LLC, 3.38%, due 9/07/05@                           17,575,000           17,565,100
Park Avenue Receivables Company LLC, 3.55%, due 9/22/05@            13,675,000           13,646,681
Park Avenue Receivables Company LLC, 3.56%, due 10/04/05@            3,500,000            3,488,578
Procter & Gamble Co., 3.37%, due 9/19/05@                            9,493,000            9,477,004
Ranger Funding Co. LLC, 3.51%, due 9/14/05@                          8,798,000            8,786,849
SBC Communications, Inc., 3.45%, due 9/07/05@                        1,300,000            1,299,253
SBC Communications, Inc., 3.47%, due 9/12/05@                        4,581,000            4,576,143
SBC Communications, Inc., 3.54%, due 9/26/05@                       11,223,000           11,195,410
Svenska Handelsbanken, Inc., 3.56%, due 10/04/05                    11,357,000           11,319,938
Toyota Motor Credit Corp., 3.35%, due 9/20/05                        5,994,000            5,983,402
Verizon Network Funding Co., 3.69%, due 10/24/05                     2,837,000            2,821,588
WalMart Stores, Inc., 3.39%, due 9/13/05@                            2,000,000            1,997,740
---------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                  $  336,286,736
---------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                       $  423,649,265
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.2)%                                                   (897,539)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $  422,751,726
---------------------------------------------------------------------------------------------------

< The rate shown represents an annualized yield at time of purchase.
@ Security exempt from registration under Section 4(2) of the Securities Act of 1933.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 8/31/05
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                            $423,649,265
Receivable for fund shares sold                                        1,518,249
Interest receivable                                                      432,388
Other assets                                                               1,644
------------------------------------------------------------------------------------------------------
Total assets                                                                              $425,601,546
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to custodian                                                     $99,477
Distributions payable                                                     31,950
Payable for fund shares reacquired                                     2,340,690
Payable to affiliates
  Management fee                                                           3,443
  Shareholder servicing costs                                            141,604
  Distribution and service fees                                           17,977
  Administrative services fee                                                258
  Program manager fees                                                        35
  Retirement plan administrative and services fees                            38
Accrued expenses and other liabilities                                   214,348
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $2,849,820
------------------------------------------------------------------------------------------------------
Net assets                                                                                $422,751,726
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $422,751,726
Accumulated net realized gain (loss) on investments                         (445)
Accumulated undistributed net investment income                              445
------------------------------------------------------------------------------------------------------
Net assets                                                                                $422,751,726
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  422,751,726
------------------------------------------------------------------------------------------------------
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $91,165,017
  Shares outstanding                                                  91,165,017
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $1.00
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $280,361,044
  Shares outstanding                                                 280,361,044
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $1.00
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $46,482,797
  Shares outstanding                                                  46,482,797
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $1.00
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $258,170
  Shares outstanding                                                     258,170
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $1.00
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $603,801
  Shares outstanding                                                     603,801
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $1.00
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,179,081
  Shares outstanding                                                   1,179,081
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $1.00
------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,570
  Shares outstanding                                                      50,570
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $1.00
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,528
  Shares outstanding                                                      50,528
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $1.00
------------------------------------------------------------------------------------------------------
Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,650,080
  Shares outstanding                                                   1,650,080
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $1.00
------------------------------------------------------------------------------------------------------
Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $340,061
  Shares outstanding                                                     340,061
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $1.00
------------------------------------------------------------------------------------------------------
Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $610,577
  Shares outstanding                                                     610,577
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $1.00
------------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class B, Class C, Class 529B and
Class 529C  shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 8/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                            $12,663,988
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,741,204
  Distribution and service fees                                         4,042,730
  Program manager fees                                                      6,356
  Shareholder servicing costs                                           1,187,642
  Administrative services fee                                              50,264
  Retirement plan administration and services fees                            783
  Trustees' compensation                                                   17,578
  Custodian fee                                                           165,315
  Printing                                                                 33,571
  Postage                                                                  11,427
  Auditing fees                                                            32,443
  Legal fees                                                               19,994
  Shareholder solicitation expenses                                        43,829
  Miscellaneous                                                           175,455
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $8,528,591
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (21,181)
  Reduction of expenses by investment adviser and distributor          (2,000,179)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $6,507,231
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $6,156,757
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                              2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income declared as distributions
to shareholders                                                   $6,156,757                   $968,695
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(1,959,377)                 $(609,133)
  Class B                                                         (3,531,863)                  (295,011)
  Class C                                                           (621,592)                   (60,049)
  Class R1                                                              (532)                        --
  Class R2                                                            (1,029)                        --
  Class R3                                                            (2,891)                        --
  Class R4                                                              (466)                        --
  Class R5                                                              (528)                        --
  Class 529A                                                         (30,067)                    (3,925)
  Class 529B                                                          (3,064)                      (190)
  Class 529C                                                          (5,348)                      (387)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(6,156,757)                 $(968,695)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(190,979,377)             $(409,455,407)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                          $613,731,103             $1,023,186,510
At end of period (including accumulated undistributed net
investment income of $445 and $0, respectively)                 $422,751,726               $613,731,103
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                           YEARS ENDED 8/31
                                              -------------------------------------------------------------------------------
                                                 2005              2004              2003              2002              2001
Net asset value, beginning of period            $1.00             $1.00             $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         $0.02             $0.01             $0.01             $0.01             $0.05
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.02)           $(0.01)           $(0.01)           $(0.01)           $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00             $1.00             $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)***                              2.11              0.58              0.69              1.49              4.85
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             0.90              0.79              0.81              0.91              0.90
Expenses after expense reductions##              0.50              0.55              0.71              0.81              0.80
Net investment income                            2.10              0.58              0.70              1.44              4.82
Net assets at end of period
(000 Omitted)                                 $91,165          $101,287          $214,275          $242,230          $107,346
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS B
                                                                           YEARS ENDED 8/31
                                          -----------------------------------------------------------------------------------
                                                 2005              2004              2003              2002              2001
Net asset value, beginning of period            $1.00             $1.00             $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         $0.01             $0.00+++          $0.00+++          $0.00+++          $0.04
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.01)           $(0.00)+++        $(0.00)+++        $(0.00)+++        $(0.04)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00             $1.00             $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                           1.10              0.06              0.06              0.49              3.81
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             1.89              1.80              1.81              1.91              1.90
Expenses after expense reductions##              1.49              1.07              1.35              1.81              1.80
Net investment income                            1.03              0.06              0.06              0.50              3.65
Net assets at end of period
(000 Omitted)                                $280,361          $429,844          $647,269          $741,638          $514,324
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                           YEARS ENDED 8/31
                                              -------------------------------------------------------------------------------
                                                 2005              2004              2003              2002              2001
Net asset value, beginning of period            $1.00             $1.00             $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         $0.01             $0.00+++          $0.00+++          $0.00+++          $0.04
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.01)           $(0.00)+++        $(0.00)+++        $(0.00)+++        $(0.04)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00             $1.00             $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                           1.10              0.06              0.06              0.49              3.80
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             1.89              1.79              1.81              1.91              1.90
Expenses after expense reductions##              1.49              1.07              1.36              1.81              1.80
Net investment income                            1.03              0.06              0.06              0.50              3.77
Net assets at end of period
(000 Omitted)                                 $46,483           $80,482          $159,715          $159,254          $125,200
-----------------------------------------------------------------------------------------------------------------------------

CLASS R1
                                                                                        PERIOD ENDED
                                                                                           8/31/05**
Net asset value, beginning of period                                                           $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                                                        $0.01
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                  $(0.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                             0.59++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                            2.24+
Expenses after expense reductions##                                                             1.84+
Net investment income                                                                           1.52+
Net assets at end of period (000 Omitted)                                                       $258
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2
                                                                  PERIOD ENDED
                                                                     8/31/05**

Net asset value, beginning of period                                    $1.00
-------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------
  Net investment income                                                 $0.01
-------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------
  From net investment income                                           $(0.01)
-------------------------------------------------------------------------------
Net asset value, end of period                                          $1.00
-------------------------------------------------------------------------------
Total return (%)***                                                      0.72++
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------
Expenses before expense reductions##                                     1.93+
Expenses after expense reductions##                                      1.53+
Net investment income                                                    1.97+
Net assets at end of period (000 Omitted)                                $604
-------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R3
                                                                  PERIOD ENDED
                                                                     8/31/05**

Net asset value, beginning of period                                    $1.00
-------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------
  Net investment income                                                 $0.01
-------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------
  From net investment income                                           $(0.01)
-------------------------------------------------------------------------------
Net asset value, end of period                                          $1.00
-------------------------------------------------------------------------------
Total return (%)***                                                      0.78++
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------
Expenses before expense reductions##                                     1.83+
Expenses after expense reductions##                                      1.43+
Net investment income                                                    2.10+
Net assets at end of period (000 Omitted)                              $1,179
-------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4
                                                                  PERIOD ENDED
                                                                     8/31/05**

Net asset value, beginning of period                                    $1.00
-------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------
  Net investment income                                                 $0.01
-------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------
  From net investment income                                           $(0.01)
-------------------------------------------------------------------------------
Net asset value, end of period                                          $1.00
-------------------------------------------------------------------------------
Total return (%)***                                                      0.93++
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------
Expenses before expense reductions##                                     1.38+
Expenses after expense reductions##                                      0.98+
Net investment income                                                    2.21+
Net assets at end of period (000 Omitted)                                 $51
-------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R5
                                                                  PERIOD ENDED
                                                                     8/31/05**

Net asset value, beginning of period                                    $1.00
-------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------
  Net investment income                                                 $0.01
-------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------
  From net investment income                                           $(0.01)
-------------------------------------------------------------------------------
Net asset value, end of period                                          $1.00
-------------------------------------------------------------------------------
Total return (%)***                                                      1.06++
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------
Expenses before expense reductions##                                     1.08+

Expenses after expense reductions##                                      0.68+

Net investment income                                                    2.51+

Net assets at end of period (000 Omitted)                                 $51
-------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A
                                                                      YEARS ENDED 8/31
                                                           --------------------------------------------         PERIOD ENDED
                                                             2005               2004               2003            8/31/02**
Net asset value, beginning of period                        $1.00              $1.00              $1.00                $1.00
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                     $0.02              $0.00+++           $0.00+++             $0.00+++
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.02)            $(0.00)+++         $(0.00)+++           $(0.00)+++
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $1.00              $1.00              $1.00                $1.00
----------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                          1.86               0.33               0.45                 0.08++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                         1.50               1.39               1.41                 1.26+
Expenses after expense reductions##                          0.75               0.80               0.96                 1.16+
Net investment income                                        1.93               0.34               0.33                 1.04+
Net assets at end of period (000 Omitted)                  $1,650             $1,140             $1,164                  $30
----------------------------------------------------------------------------------------------------------------------------

CLASS 529B
                                                                      YEARS ENDED 8/31
                                                          ---------------------------------------------         PERIOD ENDED
                                                             2005               2004               2003            8/31/02**
Net asset value, beginning of period                        $1.00              $1.00              $1.00                $1.00
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                     $0.01              $0.00+++           $0.00+++             $0.00+++
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.01)            $(0.00)+++         $(0.00)+++           $(0.00)+++
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $1.00              $1.00              $1.00                $1.00
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                       0.87               0.06               0.07                 0.02++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                         2.13               2.03               2.06                 2.16+
Expenses after expense reductions##                          1.73               1.08               1.25                 2.06+
Net investment income                                        0.87               0.07               0.06                 0.23+
Net assets at end of period (000 Omitted)                    $340               $339               $253                   $5
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C
                                                                      YEARS ENDED 8/31
                                                          ---------------------------------------------         PERIOD ENDED
                                                             2005               2004               2003            8/31/02**
Net asset value, beginning of period                        $1.00              $1.00              $1.00                $1.00
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                     $0.01              $0.00+++           $0.00+++             $0.00+++
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.01)            $(0.00)+++         $(0.00)+++           $(0.00)+++
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $1.00              $1.00              $1.00                $1.00
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                       0.87               0.06               0.07                 0.02++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                         2.13               2.03               2.06                 2.16+
Expenses after expense reductions##                          1.73               1.08               1.22                 2.06+
Net investment income                                        0.85               0.06               0.05                 0.23+
Net assets at end of period (000 Omitted)                    $611               $640               $512                   $5
----------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), and April 1, 2005
    (Classes R1, R2, R3, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charge.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The fund's use of amortized cost is subject to the fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended August 31, 2005, the fund's custodian fees were reduced by $21,181 under this arrangement. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended August 31, 2005 and August 31, 2004 was as follows:

                                              8/31/05     8/31/04
          Distributions declared from:
            Ordinary income                $6,156,757    $968,695

During the year ended August 31, 2005, accumulated undistributed net investment income increased by $445 and accumulated net realized gain (loss) on investments decreased by $445 due to differences between book and tax presentation of capital losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                   $63,714
          Capital loss carryforward                          (445)
          Other temporary differences                     (63,269)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2012 ($441) and August 31, 2013 ($4).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.15% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended August 31, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.15% of the fund's average daily net assets.

DISTRIBUTOR - The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD) for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.00%               $--               $--
Class B                          0.75%            0.25%            1.00%          1.00%             6,203         3,422,919
Class C                          0.75%            0.25%            1.00%          1.00%             7,507           603,448
Class R1                         0.50%            0.25%            0.75%          0.76%                93               266
Class R2                         0.25%            0.25%            0.50%          0.51%                62               268
Class R3                         0.25%            0.25%            0.50%          0.52%                62               709
Class R4                         0.00%            0.25%            0.25%          0.25%                31                53
Class 529A                       0.25%            0.25%            0.50%          0.00%                --             5,467
Class 529B                       0.75%            0.25%            1.00%          0.98%                12             3,438
Class 529C                       0.75%            0.25%            1.00%          0.98%                58             6,162
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $4,042,730

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31,
    2005 based on each class' average daily net assets. Payment of the 0.25% annual Class A service fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual
    Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being waived under a contractual waiver arrangement and payment of 0.15% of the Class 529A distribution fee is not yet implemented. The distribution fee will be imposed on such date as the fund's Board of Trustees may determine. 0.25% of the Class 529A service fee is currently being waived under a contractual waiver arrangement.
(3) For the year ended August 31, 2005, MFD retained these service fees.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending upon when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2005 were as follows:

                                                           AMOUNT

          Class A                                            $107
          Class B                                      $1,270,356
          Class C                                         $24,839
          Class 529B                                          $89
          Class 529C                                          $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended August 31, 2005, were as follows:

                                                           AMOUNT

          Class 529A                                       $3,911
          Class 529B                                         $875
          Class 529C                                       $1,570
          -------------------------------------------------------
          Total Program Manager Fees                       $6,356

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2005, the fee was $507,770, which equated to 0.1016% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2005, these costs amounted to $303,563.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended August 31, 2005 was equivalent to an annual effective rate of 0.0101% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended August 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                         AMOUNT
                                                     FEE      TOTAL    RETAINED
                                                    RATE     AMOUNT      BY MFS

Class R1                                           0.45%       $160        $120
Class R2                                           0.40%        215         151
Class R3                                           0.25%        355         203
Class R4                                           0.15%         32          10
Class R5                                           0.10%         21          19
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                $783        $503

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $4,949. This amount is included in Trustees compensation for the year ended August 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,791, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of Money Market investments, exclusive of securities subject to repurchase agreements, aggregated $6,910,614,890 and $7,119,700,000, respectively. The cost of investments for federal income tax purposes is the same as for financial reporting purposes.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

                                                     Year ended 8/31/05     Year ended 8/31/04
                                                     SHARES AND DOLLARS     SHARES AND DOLLARS
CLASS A SHARES
Shares sold                                                  104,034,506            209,078,235
Shares issued to shareholders in reinvestment of
distributions                                                  1,774,925                534,126
Shares reacquired                                           (115,931,387)          (322,599,964)
------------------------------------------------------------------------------------------------
Net change                                                   (10,121,956)          (112,987,603)

CLASS B SHARES
Shares sold                                                  176,379,353            341,459,510
Shares issued to shareholders in reinvestment of
distributions                                                  3,276,541                289,935
Shares reacquired                                           (329,138,495)          (559,174,351)
------------------------------------------------------------------------------------------------
Net change                                                  (149,482,601)          (217,424,906)

CLASS C SHARES
Shares sold                                                   63,564,664            186,509,632
Shares issued to shareholders in reinvestment of
distributions                                                    565,746                 54,855
Shares reacquired                                            (98,129,128)          (265,797,616)
------------------------------------------------------------------------------------------------
Net change                                                   (33,998,718)           (79,233,129)

                                                   Period ended 8/31/05*
                                                     SHARES AND DOLLARS
CLASS R1 SHARES
Shares sold                                                      258,123
Shares issued to shareholders in reinvestment of
distributions                                                        532
Shares reacquired                                                   (485)
-------------------------------------------------------------------------
Net change                                                       258,170

CLASS R2 SHARES
Shares sold                                                      602,796
Shares issued to shareholders in reinvestment of
distributions                                                      1,030
Shares reacquired                                                    (25)
-------------------------------------------------------------------------
Net change                                                       603,801

                                                   Period ended 8/31/05*
                                                     SHARES AND DOLLARS
CLASS R3 SHARES
Shares sold                                                    1,396,398
Shares issued to shareholders in reinvestment of
distributions                                                      2,853
Shares reacquired                                               (220,170)
-------------------------------------------------------------------------
Net change                                                     1,179,081

CLASS R4 SHARES
Shares sold                                                       50,351
Shares issued to shareholders in reinvestment of
distributions                                                        465
Shares reacquired                                                   (246)
-------------------------------------------------------------------------
Net change                                                        50,570

CLASS R5 SHARES
Shares sold                                                       50,000
Shares issued to shareholders in reinvestment of
distributions                                                        528
-8-----------------------------------------------------------------------
Net change                                                        50,528

                                                     Year ended 8/31/05     Year ended 8/31/04
                                                     SHARES AND DOLLARS     SHARES AND DOLLARS
CLASS 529A SHARES
Shares sold                                                    1,245,514                647,988
Shares issued to shareholders in reinvestment of
distributions                                                     29,689                  3,867
Shares reacquired                                               (764,907)              (675,589)
------------------------------------------------------------------------------------------------
Net change                                                       510,296                (23,734)

CLASS 529B SHARES
Shares sold                                                       34,497                353,059
Shares issued to shareholders in reinvestment of
distributions                                                      3,062                    181
Shares reacquired                                                (36,419)              (267,144)
------------------------------------------------------------------------------------------------
Net change                                                         1,140                 86,096

CLASS 529C SHARES
Shares sold                                                      228,402                517,206
Shares issued to shareholders in reinvestment of
distributions                                                      5,296                    376
Shares reacquired                                               (263,386)              (389,713)
------------------------------------------------------------------------------------------------
Net change                                                       (29,688)               127,869

* For the period from the inception of Class R1, Class R2, Class R3, Class R4, and Class R5
  shares April 1, 2005 through August 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended August 31, 2005 was $3,700 and is included in miscellaneous expense. The fund had no significant borrowings during the year ended August 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust I and the Shareholders of
MFS Cash Reserve Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Cash Reserve Fund (one of the series comprising MFS Series Trust I) (the "Trust"), as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Cash Reserve Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 24, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of MFS Series Trust I, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                               NUMBER OF DOLLARS
                                  -------------------------------------------
NOMINEE                               AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.            $8,025,286,508.56         $117,939,292.78
-----------------------------------------------------------------------------
David H. Gunning                   8,030,402,677.64          112,823,123.70
-----------------------------------------------------------------------------
William R. Gutow                   8,027,523,726.27          115,702,075.07
-----------------------------------------------------------------------------
Michael Hegarty                    8,021,162,525.49          122,063,275.85
-----------------------------------------------------------------------------
J. Atwood Ives                     8,024,062,680.07          119,163,121.27
-----------------------------------------------------------------------------
Amy B. Lane                        8,019,792,882.59          123,432,918.75
-----------------------------------------------------------------------------
Robert J. Manning                  8,030,980,361.78          112,245,439.56
-----------------------------------------------------------------------------
Lawrence T. Perera                 8,025,935,401.12          117,290,400.22
-----------------------------------------------------------------------------
Robert C. Pozen                    8,031,655,470.25          111,570,331.09
-----------------------------------------------------------------------------
J. Dale Sherratt                   8,027,226,595.42          115,999,205.92
-----------------------------------------------------------------------------
Laurie J. Thomsen                  8,019,388,506.87          123,837,294.47
-----------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                         CUSTODIAN
Massachusetts Financial Services Company                   State Street Bank and Trust Company
500 Boylston Street, Boston, MA                            225 Franklin Street, Boston, MA 02110
02116-3741
                                                           INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                Deloitte & Touche LLP
500 Boylston Street, Boston, MA                            200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Edward L. O'Dette
Terri A. Vitozzi

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 38th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 16th percentile for the one-year period and the 45th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was approximately at the Lipper expense group median, and the Fund's total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             LMM-ANN-10/05 58M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other funds (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended August 31, 2005 and 2004, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                        Audit Fees
           FEES BILLED BY DELOITTE:                2005           2004
                                                   ----           ----

                MFS Cash Reserve Fund           $23,660        $21,400
                                                -------        -------
                         TOTAL                  $23,660        $21,400

                                                        Audit Fees
           FEES BILLED BY E&Y :                    2005           2004
                                                   ----           ----

                MFS Core Equity Fund            $33,580        $30,600
                MFS Core Growth Fund             33,580         30,600
                MFS New Discovery Fund           33,580         30,600
                MFS Research International       35,780         32,600
                Fund
                MFS Strategic Growth Fund        33,580         30,600
                MFS Technology Fund              33,580         30,600
                MFS Value Fund                   33,580         30,600
                                                 ------         ------
                         TOTAL                 $237,260       $216,200

For the fiscal years ended August 31, 2005 and 2004, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                             Audit-Related Fees(1)           Tax Fees(2)                 All Other Fees(3)
  FEES BILLED BY DELOITTE:                   2005             2004        2005          2004            2005          2004
                                             ----             ----        ----          ----            ----          ----
       To MFS Cash Reserve                      $0             $0        $7,500         $3,000             $0            $0
       Fund

       To MFS and MFS Related            $1,018716       $759,500       $62,000        $35,000       $617,000       $32,500
       Entities of MFS Cash
       Reserve Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----

       To MFS Cash Reserve Fund,        $1,742,817                     $891,500
       MFS and MFS Related
       Entities#

                                         Audit-Related Fees(1)              Tax Fees(2)                 All Other Fees(4)
  FEES BILLED BY E&Y:                    2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----

       To MFS Core Equity                       $0             $0        $9,080         $5,990            $63            $0
       Fund
       To MFS Core Growth                        0              0         9,080          5,990            228             0
       Fund
       To MFS New Discovery                      0              0         9,080          5,990            412             0
       Fund
       To MFS Research                           0              0         9,410          6,290            558             0
       International Fund
       To MFS Strategic Growth                   0              0         9,080          5,990            566             0
       Fund
       To MFS Technology                         0              0         9,080          5,990             55             0
       Fund
       To MFS Value Fund                         0              0         9,080          5,990          2,394             0

  TOTAL FEES BILLED BY E&Y
  TO ABOVE FUND

       To MFS and MFS Related                   $0             $0            $0             $0       $607,919            $0
       Entities of MFS Core
       Equity Fund*
       To MFS and MFS Related                    0              0             0              0        607,919             0
       Entities of MFS Core
       Growth Fund*
       To MFS and MFS Related                    0              0             0              0        607,919             0
       Entities of MFS New
       Discovery Fund*
       To MFS and MFS Related                    0              0             0              0        607,919             0
       Entities of MFS Research
       International  Fund*
       To MFS and MFS Related                    0              0             0              0        607,919             0
       Entities of MFS
       Strategic Growth Fund*
       To MFS and MFS Related                    0              0             0              0        607,919             0
       Entities of MFS
       Technology Fund*
       To MFS and MFS Related                    0              0             0              0        607,919             0
       Entities of MFS
       Value Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----

       To MFS Core Equity Fund,           $632,562                      $12,990
       MFS and MFS Related
       Entities#
       To MFS Core Growth                  632,727                       12,990
        Fund, MFS and
        MFS Related Entities#
       To MFS New Discovery                632,911                       12,990
       Fund, MFS and MFS
       Related Entities#
       To MFS Research                     633,387                       13,290
       International Fund,
       MFS and MFS Related
       Entities#
       To MFS Strategic Growth             633,065                       12,990
       Fund, MFS and MFS Related
       Entities#
       To MFS Technology Fund, MFS         632,554                       12,990
       and MFS Related Entities#
       To MFS Value Fund, MFS and          634,893                       12,990
       MFS Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte and E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.
(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: October 24, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: October 24, 2005
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 24, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.